                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811- 07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31__

Date of reporting period: 3/31/06

Item 1. Reports to Stockholders.

                                                  AIM HIGH INCOME MUNICIPAL FUND
                                  Annual Report to Shareholders o March 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

====================================================================================================================================
AIM HIGH INCOME MUNICIPAL FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

o Unless otherwise stated, information presented in this report is as of March 31, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          government and corporate securities,          Organizations based on assessment of the
                                             mortgage pass-through securities and          credit quality of the individual
o Class B shares are not available as an     asset-backed securities), is compiled by      securities. For non-rated securities in
investment for retirement plans              Lehman Brothers, a global investment          the portfolio the credit quality rating
maintained pursuant to Section 401 of        bank.                                         is assigned by A I M Advisors, Inc.
the Internal Revenue Code, including                                                       using similar criteria.
401(k) plans, money purchase pension         o The Fund is not managed to track the
plans and profit sharing plans. Plans        performance of any particular index,          o The returns shown in management's
that had existing accounts invested in       including the indexes defined here, and       discussion of Fund performance are based
Class B shares prior to September 30,        consequently, the performance of the          on net asset values calculated for
2003, will continue to be allowed to         Fund may deviate significantly from the       shareholder transactions. Generally
make additional purchases.                   performance of the indexes.                   accepted accounting principles require
                                                                                           adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND     o A direct investment cannot be made in       of the Fund at period end for financial
                                             an index. Unless otherwise indicated,         reporting purposes, and as such, the net
o Investing in higher-yielding,              index results include reinvested              asset values for shareholder
lower-rated municipal bonds, commonly        dividends, and they do not reflect sales      transactions and the returns based on
known as junk bonds, has a greater risk      charges. Performance of an index of           those net asset values may differ from
of price fluctuation and loss of             funds reflects fund expenses;                 the net asset values and returns
principal and income than investing in       performance of a market index does not.       reported in the Financial Highlights.
higher-rated general obligation
municipal bonds and U.S. government          OTHER INFORMATION                             o Some organizations choose not to have
securities (such as U.S. Treasury bills,                                                   their bonds rated. Often the issuer of
notes and bonds), for which the              o Revenue bonds are issued to finance         an unrated bond is a small entity or
government guarantees repayment of           publicworks projects and are supported        municipality that does not have extra
principal and interest if held to            directly by the project's revenues.           money to pay for a rating.
maturity.                                    General obligation (GO) bonds are backed
                                             by the full faith and credit (including       The Fund provides a complete list of its
ABOUT INDEXES USED IN THIS REPORT            the taxing and further borrowing power)       holdings four times in each fiscal year,
                                             of a state or municipality. Revenue           at the quarterends. For the second and
o The unmanaged LIPPER HIGH YIELD            bonds often are considered more               fourth quarters, the lists appear in the
MUNICIPAL DEBT FUND INDEX represents an      attractive, since many public-works           Fund's semiannual and annual reports to
average of the 10 largest high-yield         projects (water and sewer improvements,       shareholders. For the first and third
municipal bond funds tracked by Lipper       for example) are necessities, and demand      quarters, the Fund files the lists with
Inc., an independent mutual fund             for them remains constant regardless of       the Securities and Exchange Commission
performance monitor.                         economic conditions. Shareholders may         (SEC) on Form N-Q. The most recent list
                                             benefit from their consistent income in       of portfolio holdings is available at
o The unmanaged LEHMAN BROTHERS              the event of an economic slowdown.            AIMinvestments.com. From our home page,
MUNICIPAL BOND INDEX, which represents       Escrowed and pre-refunded bonds are           click on Products & Performance, then
the performance of investment-grade          bonds whose repayment is guaranteed by        Mutual Funds, then Fund Overview. Select
municipal bonds, is compiled by Lehman       the funds from a second bond issue,           your Fund from the drop-down menu and
Brothers, a global investment bank.          which are usually invested in U.S.            click on Complete Quarterly Holdings.
                                             Treasury bonds.                               Shareholders can also look up the Fund's
o The unmanaged STANDARD & POOR'S                                                          Forms N-Q on the SEC's Web site at
COMPOSITE INDEX OF 500 STOCKS (the S&P       o Weighted average maturity is the            sec.gov. Copies of the Fund's Forms N-Q
500--Registered Trademark-- Index) is        weighted average of the remaining terms       may be reviewed and copied at the SEC's
an index of common stocks frequently         to maturity of the securities underlying      Public Reference Room at 450 Fifth
used as a general measure of U.S. stock      the collateral pool at the date of            Street, N.W., Washington, D.C.
market performance.                          issue, using the balances of the              20549-0102. You can obtain information
                                             securities as the issue date as the           on the operation of the Public Reference
o The unmanaged MSCI WORLD INDEX is a        weighting factor.                             Room, including information about
group of global securities tracked by                                                      duplicating fee charges, by calling
Morgan Stanley Capital International.        o The average credit quality of the           202-942-8090 or 800-732-0330, or by
                                             Fund's holdings as of the close of the        electronic request at the following
o The unmanaged LEHMAN BROTHERS U.S.         reporting period represents the weighted      e-mail address: publicinfo@sec.gov. The
AGGREGATE BOND INDEX (the Lehman             average quality rating of the securities      SEC file numbers for the Fund are
Aggregate), which represents the U.S.        in the portfolio as assigned by               811-07890 and 33-66242.
investment-grade fixed-rate bond market     Nationally Recognized Statistical Rating
(including                                                                                 A description of the policies and
                                                                                           procedures that the Fund uses to
                                                                                           determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com.

==================================================================================         Continued on page 6
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  =========================================
PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND            FUND NASDAQ SYMBOLS
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==================================================================================         Class A Shares                    AHMAX
                                                                                           Class B Shares                    AHMBX
=====================================================                                      Class C Shares                    AHMCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      =========================================
=====================================================

AIMinvestments.com

AIM HIGH INCOME MUNICIPAL FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[PHOTO OF           Although many concerns, including rising fuel costs, weighed
ROBERT H.           on investors' minds during the fiscal year covered by this
GRAHAM]             report, stocks posted gains for the period. The S&P 500
                    Index, frequently cited as a benchmark for U.S. stock market
ROBERT H. GRAHAM    performance, returned 11.72%. Results for international
                    stocks were more impressive, with the MSCI World Index
[PHOTO OF           gaining 18.02%. Bonds posted more modest gains, as the
PHILIP              Lehman Brothers U.S. Aggregate Bond Index returned 2.26%.
TAYLOR]
                        Domestically, small- and mid-cap stocks generally
PHILIP TAYLOR       outperformed their large-cap counterparts. Within the S&P
                    500 Index, energy, financials and telecommunication services were the best-performing sectors. Internationally, emerging markets produced more attractive results than developed markets.

   Bond performance also varied, with high yield bonds and emerging market debt among the better-performing segments of the fixed-income market. Municipal bonds also posted above-average returns for the fiscal year.

   Among the developments that affected markets and the economy during the fiscal year were:

   o Hurricane Katrina, which devastated several Gulf Coast states in August, dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy and job growth for this trend.

   o The Federal Reserve (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.75% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

   For a discussion of the specific market conditions that affected your Fund and how your Fund was managed during the reporting period, please see the management discussion of Fund performance in this report.

PHILIP TAYLOR HEADS NORTH AMERICAN RETAIL DISTRIBUTION

Effective April 17, 2006, Philip Taylor assumed the leadership of North American Retail Distribution for AMVESCAP PLC, the parent company of AIM Investments --Registered Trademark-- and AIM Trimark Investments in Canada. As president and vice chair of AIM Funds, I would personally like to congratulate Phil on his new role with our organization. Phil has been chief executive officer of AIM Trimark, one of Canada's largest and most successful investment management firms, since January 2002. He will be relocating to AIM's offices in Houston, Texas. All of us at AIM are looking forward to working with Phil.

   Mark Williamson, former chief executive officer and president of AIM Investments, will continue to serve AIM and AMVESCAP in various capacities for the remainder of 2006. We want to take this opportunity to thank Mark for his many contributions to fund shareholders and our company. He joined AIM during a very challenging period. Mark has been instrumental in enhancing our investment process, improving our company's departmental structure and deepening relationships with our clients.

YOUR FUND

Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

   We at AIM remain committed to building solutions to help you meet your investment goals. Phil and I thank you for your continued participation in AIM Investments. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

Sincerely,

/s/ ROBERT H. GRAHAM                        /s/ PHILIP TAYLOR
------------------------------------        ------------------------------------
Robert H. Graham                            Philip Taylor
President & Vice Chair - AIM Funds          CEO, AIM Investments
Chair, AIM Investments

May 17, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM HIGH INCOME MUNICIPAL FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
[PHOTO OF           independent chair--I can assure you that shareholder
BRUCE L.            interests are at the forefront of every decision your board
CROCKETT]           makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
BRUCE L. CROCKETT   you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

     The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

     Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ BRUCE L. CROCKETT
------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2006

AIM HIGH INCOME MUNICIPAL FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

===================================================================================        MARKET CONDITIONS AND YOUR FUND
PERFORMANCE SUMMARY
                                             ======================================        The economy continued to expand at a
Excluding sales charges, your Fund           FUND VS. INDEXES                              moderate pace throughout the fiscal year
outperformed the Lehman Brothers                                                           ended March 31, 2006. Gross domestic
Municipal Bond Index for the fiscal year     TOTAL RETURNS, 3/31/05-3/31/06,               product, generally considered the
ended March 31, 2006. High yield             EXCLUDING APPLICABLE SALES CHARGES. IF        broadest measure of overall economic
municipal bonds generally outperformed       SALES CHARGES WERE INCLUDED, RETURNS          activity, grew at an annualized rate of
their investment-grade counterparts,         WOULD BE LOWER.                               3.5% in 2005, and 4.8% in the first
helping the Fund outperform its broad                                                      quarter of 2006.
market and style specific index.             Class A Shares                 7.92%
                                             Class B Shares                 7.12              In an effort to foster economic growth
   For long-term performance, please         Class C Shares                 7.01           and prevent inflation, the U.S. Federal
see pages 6 and 7.                                                                         Reserve Board (the Fed) slowly but
                                             Lehman Brothers Municipal                     steadily raised its federal funds target
                                             Bond Index (Broad Market                      rate throughout the fiscal year. It
                                             and Style-specific Index)      3.81           raised its short-term interest rate
                                                                                           target by 25 basis points (0.25%) eight
                                             Lipper High Yield Municipal                   times, increasing it from 2.75% at the
                                             Debt Fund Index (Peer Group                   start of the fiscal year to 4.75% at its
                                             Index)                         6.77           close. In response to the Fed's actions,
                                                                                           short-term yields rose steadily during
                                             SOURCE: LIPPER INC.                           the fiscal year while longer term yields
                                             ======================================        did not, causing a flattening of the
===================================================================================        yield curve. As we approached the close
                                                                                           of the fiscal year, there was widespread
HOW WE INVEST                                o Credit quality deterioration or other       expectation that the Fed was approaching
                                             unfavorable circumstances impacting the       an end to its tightening cycle.
We invest mostly in municipal revenue        financial viability of an issuer/project
bonds as proceeds for specific projects                                                       The high yield municipal market, in
are used to pay interest and principal       o To reduce or extend duration of the fund    general, outperformed investment-grade
on those bonds.                                                                            municipal securities over the reporting
                                             o To reinvest in other securities with more   period due to technical factors in the
   We believe an opportunity exists          favorable return characteristics or           market (lower supply of high yield
among relatively small, less-followed                                                      municipal securities) as well as
municipal revenue bond issues. These         o To change sector exposure                   increased investor demand for higher
bonds, which are backed by dedicated                                                       yields. Led by strong refunding activity
revenues from specific projects, may be         Duration measures how sensitive a bond's   in anticipation of higher interest
priced incorrectly in the market in that     price is to interest rate movements. A        rates, total municipal securities
the yield on the bond does not               longer duration means more sensitivity        issuance set a record in calendar year
accurately correspond with the risk          to rate changes; a shorter duration           2005. Fed tightening caused short-term
factors of the securities.                   means less sensitivity. For instance, a       issuance to decline from 2004 to 2005,
                                             shorter duration bond's price would fall      however. Sectors such as airline and
   We generally take a buy-and-hold          less for a given rise in interest rates       tobacco bonds were
approach, but may decide to sell a           and thus provide more principal
holding for any of the following             protection.                                                              (continued)
reasons:

=======================================      =====================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS
By type of bond as of 3/31/06                                                                                              % OF NET
                                                                                                      COUPON    MATURITY    ASSETS
           [PIE CHART]
                                             1. New York City (City of) Industrial Development Agency  6.25%     3/1/15       0.9%
REVENUE BONDS                     74.4%      2. Illinois (State of) Finance Authority                  6.25     11/15/35      0.9
GENERAL OBLIGATION BONDS          14.7%      3. Lombard (City of), Public Facilities Corp.             7.13      1/1/36       0.8
INDUSTRIAL DEVELOPMENT AND                   4. Oklahoma (County of), Finance Authority                5.70      4/1/25       0.7
OTHER BONDS                        9.7%      5. Fairmont (City of), Housing Facilities                 6.25      10/1/25      0.7
OTHER ASSETS LESS LIABILITIES      1.2%
                                             =====================================================================================
The Fund's holdings are subject to           TOTAL NET ASSETS                                                      $349.5 MILLION
change, and there is no assurance that       TOTAL NUMBER OF HOLDINGS                                                         417
the Fund will continue to hold any           AVERAGE CREDIT QUALITY RATING                                                     BB
particular security.                         WEIGHTED AVERAGE MATURITY                                                20.61 YEARS
                                             AVERAGE DURATION                                                          6.19 YEARS
=======================================      =====================================================================================

AIM HIGH INCOME MUNICIPAL FUND

significant performance leaders during          In terms of other detractors to            [PHOTO OF           FRANKLIN RUBEN is
the reporting period.                        performance during the period, a bond in      FRANKLIN            lead portfolio
                                             the portfolio that underperformed was         RUBEN]              manager of AIM High
   The Fund had limited exposure (less       one issued by Vermont Educational and                             Income Municipal
than market weight) to tobacco and           Health Buildings Financing Agency. It         FRANKLIN RUBEN      Fund. Mr. Ruben
airline bonds, the sectors that proved       was a health care facility revenue bond                           joined AIM in 1997
to be volatile. Yet their relative           that ultimately missed payments on its        after having served as a senior fixed
outperformance to other sectors of the       debt; we restructured the deal with           income research analyst and associate
high yield municipal market was              future payments tied to excess cash           portfolio manager. A native of
partially forfeited by the Fund due to       flows. Even with the restructuring, we        Johannesburg, South Africa, he graduated
our underweight position.                    felt it was no longer a viable                with a B.S. in accounting and an M.S. in
                                             investment and sold it at a loss, which       finance, both from The University of
   We added selectively to our position      had a slightly negative impact on             Texas at Dallas. Mr. Ruben also
in tobacco bonds over the fiscal year to     performance. This holds to our                completed the Cash Management Executive
sustain a current proportion of tobacco      investment philosophy: if we believe          Education Program at Duke University.
bonds as assets grow within the Fund.        recovery from a specific event is
Although individual or private               unlikely, we will sell the bond; if we        Assisted by the Municipal Bond Team
litigation risk remains for this             believe it is temporary setback, we will
industry, we believe tobacco companies       hold onto it. The default rate of Fund
still possess strong financial               holdings was very low (less than 1% of
fundamentals.                                the Fund's total assets) and was not
                                             significant in terms of absolute
   Charter schools--public schools with      performance.
more leeway in developing curriculums
aimed at meeting the needs of students          We also maintained your Fund's
with particular educational                  exposure to bonds subject to the
requirements--contributed to your Fund's     alternative minimum tax (AMT) below 3%
performance; valuations improved as new      of the Fund's total assets for the
issues were priced at higher levels          fiscal year.
during the reporting period. Certain
schools have had solid operating             IN CLOSING
records, which has helped the
performance of their bonds. Certain          We were pleased to have provided
states have created reserve pools for        positive total return during the
schools with good operating records          reporting period, beating the Fund's
which have allowed their bonds to be         indexes while protecting shareholders'
advance refunded. In other words, new        principal and delivering attractive
bonds were issued to repay outstanding       current income exempt from federal
bond issues on their first call dates.       taxation.
Generally, the proceeds of the new
issues are invested in government               As always, we appreciate your
securities, which are then placed in         continued participation in AIM High
escrow. The interest and principal           Income Municipal Fund.
repayments on these securities are then
used to repay the debt service on the        The views and opinions expressed in
old issues when due and the principal on     management's discussion of Fund
the first call dates.                        performance are those of A I M Advisors,
                                             Inc. These views and opinions are
   Throughout the fiscal year, we            subject to change at any time based on
focused on hospital bonds--primarily         factors such as market and economic
those of local, non profit hospitals.        conditions. These views and opinions may
Many of these hospitals have been            not be relied upon as investment advice
returning to profitability, due to           or recommendations, or as an offer for a
better control over their expenses and       particular security. The information is
improved reimbursement from the              not a complete analysis of every aspect
government and insurance companies for       of any market, country, industry,
hospital services provided to clients.       security or the Fund. Statements of fact
                                             are from sources considered reliable,
   We believe retirement communities         but A I M Advisors, Inc. makes no
exhibit positive demographic                 representation or warranty as to their
fundamentals. As the population ages,        completeness or accuracy. Although
there are more baby boomers retiring who     historical performance is no guarantee
will require continuing care retirement      of future results, these insights may
facilities. We added these types of          help you understand our investment
bonds to the portfolio in the fourth         management philosophy.
quarter of 2005.
                                                  See important Fund and index
                                                  disclosures inside front cover.              [RIGHT ARROW GRAPHIC]


                                                                                          For a presentation of your Fund's
                                                                                          long-term performance, please see pages
                                                                                          6 and 7.

AIM HIGH INCOME MUNICIPAL FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or expenses
two types of costs: (1) transaction          account value by $1,000 (for example, an      you paid for the period. You may use this
costs, which may include sales charges       $8,600 account value divided by $1,000 =      information to compare the ongoing costs
(loads) on purchase payments; contingent     8.6), then multiply the result by the         of investing in the Fund and other funds.
deferred sales charges on redemptions;       number in the table under the heading         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         example with the 5% hypothetical examples
ongoing costs, including management          Period" to estimate the expenses you          that appear in the shareholder reports
fees; distribution and/or service fees       paid on your account during this period.      of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
October 1, 2005, through March 31, 2006.     before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
The table below provides information         ended March 31, 2006, appear in the           if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on page      included, your costs would have been
expenses. You may use the information in     7.                                            higher.
this table,

===================================================================================================================================

                                                  ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS            (10/1/05)          (3/31/06)(1)         PERIOD(2),(3)      (3/31/06)        PERIOD(2),(4)         RATIO
  A             $1,000.00            $1,028.80              $2.78          $1,022.19            $2.77              0.55%
  B              1,000.00             1,024.90               6.56           1,018.45             6.54              1.30
  C              1,000.00             1,024.90               6.56           1,018.45             6.54              1.30


(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through
    March 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended March 31, 2006, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year. Effective on April 1, 2006, the advisor voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class B and Class C shares to 0.65%, 1.40% and 1.40% of average daily net assets, respectively.
    The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.65%, 1.40%, and 1.40% for the Class A, B and C shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.29, $7.07 and $7.07 for the Class A, B and C shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had             [ARROW
    been in effect throughout the entire most recent fiscal half year are $3.28,              BUTTON   For More Information Visit
    $7.04 and $7.04 for the Class A, B and C shares, respectively.                            IMAGE]   AIMinvestments.com

===================================================================================================================================

AIM HIGH INCOME MUNICIPAL FUND


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Index data from 12/31/97, Fund data from 1/2/98

=====================================================================================================================
                                                   [MOUNTAIN CHART]

                   AIM HIGH INCOME      AIM HIGH INCOME     AIM HIGH INCOME      LEHMAN BROTHERS    LIPPER HIGH YIELD
                   MUNICIPAL FUND-      MUNICIPAL FUND-     MUNICIPAL FUND-      MUNICIPAL BOND      MUNICIPAL DEBT
  DATE             CLASS A SHARES       CLASS B SHARES      CLASS C SHARES            INDEX            FUND INDEX
12/31/97                                                                             $10000              $10000
   01/98                $9558               $10024               $10022               10103               10096
   02/98                 9592                10043                10051               10106               10121
   03/98                 9624                10080                10078               10115               10137
   04/98                 9609                10047                10055               10070               10116
   05/98                 9748                10187                10184               10229               10243
   06/98                 9819                10255                10252               10269               10299
   07/98                 9824                10263                10260               10294               10315
   08/98                 9986                10415                10412               10454               10445
   09/98                10088                10526                10523               10585               10533
   10/98                10074                10495                10492               10585               10507
   11/98                10110                10525                10522               10622               10526
   12/98                10125                10535                10532               10648               10557
   01/99                10190                10597                10594               10775               10643
   02/99                10146                10554                10552               10727               10617
   03/99                10202                10607                10604               10742               10643
   04/99                10260                10650                10647               10769               10686
   05/99                10245                10639                10636               10707               10640
   06/99                10118                10490                10487               10553               10524
   07/99                10114                10480                10477               10591               10549
   08/99                 9934                10286                10283               10506               10423
   09/99                 9837                10178                10175               10510               10404
   10/99                 9541                 9864                 9861               10397               10241
   11/99                 9537                 9864                 9861               10507               10306
   12/99                 9354                 9657                 9665               10428               10173
   01/00                 9180                 9481                 9479               10382               10047
   02/00                 9261                 9559                 9556               10503               10148
   03/00                 9408                 9703                 9701               10732               10300
   04/00                 9350                 9626                 9634               10668               10257
   05/00                 9281                 9559                 9556               10613               10199
   06/00                 9420                 9694                 9702               10894               10342
   07/00                 9536                 9808                 9804               11045               10447
   08/00                 9533                 9808                 9804               11215               10574
   09/00                 9529                 9797                 9793               11157               10549
   10/00                 9592                 9855                 9851               11279               10581
   11/00                 9599                 9855                 9851               11364               10567
   12/00                 9708                 9947                 9955               11645               10653
   01/01                 9738                 9982                 9979               11760               10725
   02/01                 9802                10041                10038               11798               10785
   03/01                 9889                10135                10132               11904               10861
   04/01                 9885                10112                10109               11776               10796
   05/01                10009                10230                10227               11903               10913
   06/01                10121                10338                10335               11983               10994
   07/01                10255                10480                10477               12160               11134
   08/01                10436                10647                10644               12361               11307
   09/01                10347                10550                10547               12319               11225
   10/01                10460                10658                10655               12465               11275
   11/01                10430                10620                10617               12361               11209
   12/01                10376                10559                10556               12243               11120
   01/02                10490                10669                10666               12455               11218
   02/02                10593                10766                10763               12604               11293
   03/02                10525                10690                10687               12357               11187
   04/02                10614                10775                10772               12598               11323
   05/02                10680                10835                10832               12675               11388
   06/02                10784                10934                10931               12809               11480
   07/02                10887                11032                11029               12975               11566
   08/02                10979                11118                11115               13130               11630
   09/02                11071                11205                11202               13418               11749
   10/02                10949                11075                11072               13195               11551
   11/02                10979                11098                11095               13140               11569
   12/02                11124                11238                11235               13417               11754
   01/03                11140                11248                11245               13384               11730
   02/03                11248                11349                11346               13571               11858
   03/03                11240                11335                11331               13579               11809
   04/03                11336                11424                11421               13669               11920
   05/03                11537                11620                11616               13988               12179
   06/03                11541                11617                11614               13930               12185
   07/03                11335                11402                11386               13442               11935
   08/03                11419                11480                11477               13543               11985
   09/03                11597                11652                11649               13941               12276
   10/03                11615                11663                11660               13871               12312
   11/03                11687                11728                11725               14016               12441
   12/03                11774                11806                11804               14132               12556
   01/04                11874                11900                11883               14213               12675
   02/04                12042                12062                12045               14426               12837
   03/04                12060                12072                12070               14375               12819
   04/04                11900                11905                11902               14035               12635
   05/04                11919                11902                11900               13984               12597
   06/04                11994                11983                11981               14034               12644
   07/04                12112                12092                12076               14220               12773
   08/04                12272                12245                12229               14504               12964
   09/04                12348                12313                12311               14581               13053
   10/04                12481                12439                12436               14706               13159
   11/04                12500                12450                12447               14586               13169
   12/04                12663                12604                12602               14764               13335
   01/05                12798                12729                12713               14901               13459
   02/05                12845                12769                12752               14852               13492
   03/05                12849                12765                12762               14758               13480
   04/05                13058                12964                12947               14991               13679
   05/05                13210                13106                13104               15098               13824
   06/05                13333                13219                13202               15192               13960
   07/05                13362                13240                13223               15123               14010
   08/05                13526                13395                13392               15276               14143
   09/05                13480                13342                13324               15174               14000
   10/05                13447                13300                13283               15081               13938
   11/05                13549                13377                13376               15153               14012
   12/05                13667                13501                13499               15284               14182
   01/06                13708                13518                13516               15325               14236
   02/06                13826                13641                13625               15428               14392
   03/06                13860                13669                13653               15324               14388
=====================================================================================================================
                                                                                             SOURCE: LIPPER,INC.

Past performance cannot guarantee            ment fees; performance of a market index      an investment, is constructed with each
comparable future results.                   does not. Performance shown in the chart      segment representing a percent change in
                                             and table(s) does not reflect deduction       the value of the investment. In this
   The data shown in the chart include       of taxes a shareholder would pay on Fund      chart, each segment represents a
reinvested distributions, applicable         distributions or sale of Fund shares.         doubling, or 100% change, in the value
sales charges, Fund expenses and             Performance of the indexes does not           of the investment. In other words, the
management fees. Results for Class B         reflect the effects of taxes. This            space between $5,000 and $10,000 is the
shares are calculated as if a                chart, which is a logarithmic chart,          same size as the space between $10,000
hypothetical shareholder had liquidated      presents the fluctuations in the value        and $20,000.
his entire investment in the Fund at the     of the Fund and its indexes. We believe
close of the reporting period and paid       that a logarithmic chart is more
the applicable contingent deferred sales     effective than other types of charts in
charges. Index results include               illustrating changes in value during the
reinvested dividends, but they do not        early years shown in the chart. The
reflect sales charges. Performance of an     vertical axis, the one that indicates
index of funds reflects fund expenses        the dollar value of
and manage-






Continued from inside front cover

On the home page, scroll down and click      Fund from the drop-down menu. The
on AIM Funds Proxy Policy. The               information is also available on the SEC
information is also available on the SEC     Web site, sec.gov.
Web site, sec.gov.

   Information regarding how the Fund
voted proxies related to its portfolio
securities during the 12 months ended
June 30, 2005, is available at our Web
site. Go to AIMinvestments.com, access
the About Us tab, click on Required
Notices and then click on Proxy Voting
Activity. Next, select the

AIM HIGH INCOME MUNICIPAL FUND


==========================================
AVERAGE ANNUAL TOTAL RETURNS                   THE PERFORMANCE DATA QUOTED REPRESENT        5% BEGINNING AT THE TIME OF PURCHASE TO
                                               PAST PERFORMANCE AND CANNOT GUARANTEE        0% AT THE BEGINNING OF THE SEVENTH YEAR.
As of 3/31/06,including applicable sales       COMPARABLE FUTURE RESULTS; CURRENT           THE CDSC ON CLASS C SHARES IS 1% FOR THE
charges                                        PERFORMANCE MAY BE LOWER OR HIGHER.          FIRST YEAR AFTER PURCHASE.
                                    AFTER      PLEASE VISIT AIMINVESTMENTS.COM FOR THE
                                    TAXES      MOST RECENT MONTH-END PERFORMANCE.             THE PERFORMANCE OF THE FUND'S SHARE
                                      ON       PERFORMANCE FIGURES REFLECT REINVESTED       CLASSES WILL DIFFER DUE TO DIFFERENT
                                   DISTRI-     DISTRIBUTIONS, CHANGES IN NET ASSET          SALES CHARGE STRUCTURES AND CLASS
                            AFTER  BUTIONS     VALUE AND THE EFFECT OF THE MAXIMUM          EXPENSES.
                            TAXES     AND      SALES CHARGE UNLESS OTHERWISE STATED.
                             ON    SALE OF     INVESTMENT RETURN AND PRINCIPAL VALUE          HAD THE ADVISOR NOT WAIVED FEES AND/OR
                   BEFORE  DISTRI-   FUND      WILL FLUCTUATE SO THAT YOU MAY HAVE A        REIMBURSED EXPENSES, PERFORMANCE WOULD
CLASS A SHARES      TAXES  BUTIONS  SHARES     GAIN OR LOSS WHEN YOU SELL SHARES.           HAVE BEEN LOWER.
Inception (1/2/98)  4.04%   4.04%    4.23%
  5 Years           5.95    5.95     5.94        CLASS A SHARE PERFORMANCE REFLECTS THE       AFTER-TAX RETURNS ARE CALCULATED USING
  1 Year            2.76    2.76     3.63      MAXIMUM 4.75% SALES CHARGE, AND CLASS B      THE HISTORICAL HIGHEST INDIVIDUAL
                                               AND CLASS C SHARE PERFORMANCE REFLECTS       FEDERAL MARGINAL INCOME TAX RATE. THEY
CLASS B SHARES                                 THE APPLICABLE CONTINGENT DEFERRED SALES     DO NOT REFLECT THE EFFECT OF STATE AND
Inception (1/2/98)  3.87%   3.86%    4.00%     CHARGE (CDSC) FOR THE PERIOD INVOLVED.       LOCAL TAXES. ACTUAL AFTER-TAX RETURNS
  5 Years           5.85    5.85     5.78      THE CDSC ON CLASS B SHARES DECLINES FROM     DEPEND ON THE INVESTOR'S TAX SITUATION
  1 Year            2.12    2.12     3.03                                                   AND MAY DIFFER FROM THOSE SHOWN.
                                                                                            AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT
CLASS C SHARES                                                                              TO INVESTORS WHO HOLD THEIR SHARES IN
Inception (1/2/98)  3.85%   3.85%    3.99%                                                  TAX-DEFERRED ACCOUNTS SUCH AS 401(k)S OR
  5 Years           6.15    6.15     6.03                                                   IRAS.
  1 Year            6.01    6.01     5.55
==========================================
CUMULATIVE TOTAL RETURNS

6 months ended 3/31/06, excluding
applicable sales charges

Class A Shares                       2.88%
Class B Shares                       2.49
Class C Shares                       2.49
==========================================

=======================================================================================
FUND PROVIDES CURRENT INCOME

                 30-DAY            TAXABLE
               DISTRIBUTION    EQUIVALENT 30-DAY      30-DAY     TAXABLE EQUIVALENT
                  RATE         DISTRIBUTION RATE     SEC YIELD    30-DAY SEC YIELD
Class A           4.71%             7.25%              4.83%          7.43%
Class B           4.20              6.46               4.32           6.65
Class C           4.20              6.46               4.32           6.65

o The Fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price. The Fund's 30-day taxable equivalent distribution rate is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on March 31, 2006.

o The 30-day SEC yield is calculated using a formula defined by the Securities and
Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.
The taxable-equivalent 30-day yield is calculated in the same manner as the 30-day SEC yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on March 31, 2006.

o Had the advisor not waived fees and/or reimbursed expenses, 30-day yields would have
4.37%, 3.84% and 3.84% for Class A, Class B and Class C shares, respectively. Taxable equivalent 30-day yields would have been 6.72%, 5.91% and 5.91% for Class A, Class B and Class C shares, respectively.
=======================================================================================

AIM HIGH INCOME MUNICIPAL FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided      o Fees relative to those of comparable
Funds (the "Board") oversees the             by AIM. The Board reviewed the                funds with other advisors. The Board
management of AIM High Income Municipal      credentials and experience of the             reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by        officers and employees of AIM who will        Fund under the Advisory Agreement. The
law, determines annually whether to          provide investment advisory services to       Board compared effective contractual
approve the continuance of the Fund's        the Fund. In reviewing the                    advisory fee rates at a common asset
advisory agreement with A I M Advisors,      qualifications of AIM to provide              level and noted that the Fund's rate was
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       comparable to the median rate of the
recommendation of the Investments            reviewed the qualifications of AIM's          funds advised by other advisors with
Committee of the Board at a meeting held     investment personnel and considered such      investment strategies comparable to
on June 30, 2005, the Board, including       issues as AIM's portfolio and product         those of the Fund that the Board
all of the independent trustees,             review process, various back office           reviewed. The Board noted that AIM has
approved the continuance of the advisory     support functions provided by AIM and         agreed to limit the Fund's total
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading         operating expenses, as discussed below.
between the Fund and AIM for another         operations. Based on the review of these      Based on this review, the Board
year, effective July 1, 2005.                and other factors, the Board concluded        concluded that the advisory fee rate for
                                             that the quality of services to be            the Fund under the Advisory Agreement
   The Board considered the factors          provided by AIM was appropriate and that      was fair and reasonable.
discussed below in evaluating the            AIM currently is providing satisfactory
fairness and reasonableness of the           services in accordance with the terms of      o Expense limitations and fee waivers.
Advisory Agreement at the meeting on         the Advisory Agreement.                       The Board noted that AIM has voluntarily
June 30, 2005 and as part of the Board's                                                   agreed to waive fees and/or limit
ongoing oversight of the Fund. In their      o The performance of the Fund relative        expenses of the Fund in an amount
deliberations, the Board and the             to comparable funds. The Board reviewed       necessary to limit total annual
independent trustees did not identify        the performance of the Fund during the        operating expenses to a specified
any particular factor that was               past one, three and five calendar years       percentage of average daily net assets
controlling, and each trustee attributed     against the performance of funds advised      for each class of the Fund. The Board
different weights to the various             by other advisors with investment             considered the voluntary nature of this
factors.                                     strategies comparable to those of the         fee waiver/expense limitation and noted
                                             Fund. The Board noted that the Fund's         that it can be terminated at any time by
   One of the responsibilities of the        performance in such periods was at or         AIM without further notice to investors.
Senior Officer of the Fund, who is           above the median performance of such          The Board considered the effect this fee
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       waiver/expense limitation would have on
is to manage the process by which the        the Board concluded that no changes           the Fund's estimated expenses and
Fund's proposed management fees are          should be made to the Fund and that it        concluded that the levels of fee
negotiated to ensure that they are           was not necessary to change the Fund's        waivers/expense limitations for the Fund
negotiated in a manner which is at arm's     portfolio management team at this time.       were fair and reasonable.
length and reasonable. To that end, the
Senior Officer must either supervise a       o The performance of the Fund relative        o Breakpoints and economies of scale.
competitive bidding process or prepare       to indices. The Board reviewed the            The Board reviewed the structure of the
an independent written evaluation. The       performance of the Fund during the past       Fund's advisory fee under the Advisory
Senior Officer has recommended an            one, three and five calendar years            Agreement, noting that it includes two
independent written evaluation in lieu       against the performance of the Lipper         breakpoints. The Board reviewed the
of a competitive bidding process and,        High Yield Municipal Debt Fund Index.         level of the Fund's advisory fees, and
upon the direction of the Board, has         The Board noted that the Fund's               noted that such fees, as a percentage of
prepared such an independent written         performance for the one and five year         the Fund's net assets, would decrease as
evaluation. Such written evaluation also     periods was above the performance of          net assets increase because the Advisory
considered certain of the factors            such Index and comparable to such Index       Agreement includes breakpoints. The
discussed below. In addition, as             for the three year period. Based on this      Board noted that, due to the Fund's
discussed below, the Senior Officer made     review, the Board concluded that no           current asset levels and the way in
certain recommendations to the Board in      changes should be made to the Fund and        which the advisory fee breakpoints have
connection with such written evaluation.     that it was not necessary to change the       been structured, the Fund has yet to
                                             Fund's portfolio management team at this      benefit from the breakpoints. The Board
   The discussion below serves as a          time.                                         concluded that the Fund's fee levels
summary of the Senior Officer's                                                            under the Advisory Agreement therefore
independent written evaluation and           o Meeting with the Fund's portfolio           would reflect economies of scale at
recommendations to the Board in              managers and investment personnel. With       higher asset levels and that it was not
connection therewith, as well as a           respect to the Fund, the Board is             necessary to change the advisory fee
discussion of the material factors and       meeting periodically with such Fund's         breakpoints in the Fund's advisory fee
the conclusions with respect thereto         portfolio managers and/or other               schedule.
that formed the basis for the Board's        investment personnel and believes that
approval of the Advisory Agreement.          such individuals are competent and able       o Investments in affiliated money market
After consideration of all of the            to continue to carry out their                funds. The Board also took into account
factors below and based on its informed      responsibilities under the Advisory           the fact that uninvested cash and cash
business judgment, the Board determined      Agreement.                                    collateral from securities lending
that the Advisory Agreement is in the                                                      arrangements (collectively, "cash
best interests of the Fund and its           o Overall performance of AIM. The Board       balances") of the Fund may be invested
shareholders and that the compensation       considered the overall performance of         in money market funds advised by AIM
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      pursuant to the terms of an SEC
fair and reasonable and would have been      portfolio administrative services to the      exemptive order. The Board found that
obtained through arm's length                Fund and concluded that such performance      the Fund may realize certain benefits
negotiations.                                was satisfactory.                             upon investing cash balances in AIM
                                                                                           advised money market funds, including a
o The nature and extent of the advisory      o Fees relative to those of clients of        higher net return, increased liquidity,
services to be provided by AIM. The          AIM with comparable investment                increased diversification or decreased
Board reviewed the services to be            strategies. The Board noted that AIM          transaction costs. The Board also found
provided by AIM under the Advisory           does not serve as an advisor to other         that the Fund will not receive reduced
Agreement. Based on such review, the         mutual funds or other clients with            services if it invests its cash balances
Board concluded that the range of            investment strategies comparable to           in such money market funds. The Board
services to be provided by AIM under the     those of the Fund.                            noted that, to the extent the Fund
Advisory Agreement was appropriate and                                                     invests in affiliated money market
that AIM currently is providing services                                                   funds, AIM has voluntarily agreed to
in accordance with the terms of the                                                        waive a portion
Advisory Agreement.

                                                                                                                         (continued)

AIM HIGH INCOME MUNICIPAL FUND

of the advisory fees it receives from        o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
the Fund attributable to such                Board considered the benefits realized        determining whether to continue the
investment. The Board further determined     by AIM as a result of brokerage               Advisory Agreement for the Fund, the
that the proposed securities lending         transactions executed through "soft           Board considered the fact that AIM,
program and related procedures with          dollar" arrangements. Under these             along with others in the mutual fund
respect to the lending Fund is in the        arrangements, brokerage commissions paid      industry, is subject to regulatory
best interests of the lending Fund and       by the Fund and/or other funds advised        inquiries and litigation related to a
its respective shareholders. The Board       by AIM are used to pay for research and       wide range of issues. The Board also
therefore concluded that the investment      execution services. This research is          considered the governance and compliance
of cash collateral received in               used by AIM in making investment              reforms being undertaken by AIM and its
connection with the securities lending       decisions for the Fund. The Board             affiliates, including maintaining an
program in the money market funds            concluded that such arrangements were         internal controls committee and
according to the procedures is in the        appropriate.                                  retaining an independent compliance
best interests of the lending Fund and                                                     consultant, and the fact that AIM has
its respective shareholders.                 o AIM's financial soundness in light of       undertaken to cause the Fund to operate
                                             the Fund's needs. The Board considered        in accordance with certain governance
o Independent written evaluation and         whether AIM is financially sound and has      policies and practices. The Board
recommendations of the Fund's Senior         the resources necessary to perform its        concluded that these actions indicated a
Officer. The Board noted that, upon          obligations under the Advisory                good faith effort on the part of AIM to
their direction, the Senior Officer of       Agreement, and concluded that AIM has         adhere to the highest ethical standards,
the Fund, who is independent of AIM and      the financial resources necessary to          and determined that the current
AIM's affiliates, had prepared an            fulfill its obligations under the             regulatory and litigation environment to
independent written evaluation in order      Advisory Agreement.                           which AIM is subject should not prevent
to assist the Board in determining the                                                     the Board from continuing the Advisory
reasonableness of the proposed               o Historical relationship between the         Agreement for the Fund.
management fees of the AIM Funds,            Fund and AIM. In determining whether to
including the Fund. The Board noted that     continue the Advisory Agreement for the
the Senior Officer's written evaluation      Fund, the Board also considered the
had been relied upon by the Board in         prior relationship between AIM and the
this regard in lieu of a competitive         Fund, as well as the Board's knowledge
bidding process. In determining whether      of AIM's operations, and concluded that
to continue the Advisory Agreement for       it was beneficial to maintain the
the Fund, the Board considered the           current relationship, in part, because
Senior Officer's written evaluation and      of such knowledge. The Board also
the recommendation made by the Senior        reviewed the general nature of the
Officer to the Board that the Board          noninvestment advisory services
consider implementing a process to           currently performed by AIM and its
assist them in more closely monitoring       affiliates, such as administrative,
the performance of the AIM Funds. The        transfer agency and distribution
Board concluded that it would be             services, and the fees received by AIM
advisable to implement such a process as     and its affiliates for performing such
soon as reasonably practicable.              services. In addition to reviewing such
                                             services, the trustees also considered
o Profitability of AIM and its               the organizational structure employed by
affiliates. The Board reviewed               AIM and its affiliates to provide those
information concerning the profitability     services. Based on the review of these
of AIM's (and its affiliates')               and other factors, the Board concluded
investment advisory and other activities     that AIM and its affiliates were
and its financial condition. The Board       qualified to continue to provide
considered the overall profitability of      non-investment advisory services to the
AIM, as well as the profitability of AIM     Fund, including administrative, transfer
in connection with managing the Fund.        agency and distribution services, and
The Board noted that AIM's operations        that AIM and its affiliates currently
remain profitable, although increased        are providing satisfactory
expenses in recent years have reduced        non-investment advisory services.
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2006


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.76%

ARIZONA-1.64%

Centerra Community Facilities District;
  Series 2005 Unlimited Tax GO
  5.50%, 07/15/29(a)                            $  400     $    402,132
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Series 2003 Educational Facilities IDR
  7.25%, 08/01/19(a)                               830          859,739
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Series 2005 Refunding IDR
  5.25%, 06/01/35(a)                             1,500        1,437,120
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006 Educational Facilities IDR
  6.50%, 04/01/26(a)                             1,000        1,001,820
-----------------------------------------------------------------------
  6.75%, 04/01/36(a)                             1,000        1,001,800
-----------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Series
  2001 Hospital IDR
  5.80%, 12/01/31(a)                               500          532,640
-----------------------------------------------------------------------
Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness & Equine
  Center Inc.); Series 2004 A Educational
  Facilities IDR 6.13%, 09/01/34(a)                500          509,990
=======================================================================
                                                              5,745,241
=======================================================================

CALIFORNIA-1.95%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19(a)                             1,000        1,081,770
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30(a)                               390          422,585
-----------------------------------------------------------------------
California (State of) Health Facilities
  Authority (Cedars-Sinai Medical Center);
  Series 2005 Refunding RB
  5.00%, 11/15/27(a)                             1,000        1,020,610
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A RB
  7.00%, 01/01/34(a)                               900          938,601
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003 RB
  6.50%, 10/01/23(a)                             1,000        1,025,300
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

Golden State Tobacco Securitization Corp.;
  Series 2005 A Asset-Backed RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/35(a)(b)                         $  500     $    515,155
-----------------------------------------------------------------------
Turlock (City of) Health Facilities Authority
  (Emanuel Medical Center Inc.); Series 2004
  COP
  5.00%, 10/15/24(a)                               980          979,980
-----------------------------------------------------------------------
  5.38%, 10/15/34(a)                               800          813,936
=======================================================================
                                                              6,797,937
=======================================================================

COLORADO-13.11%

Antelope Heights Metropolitan District;
  Series 2003 Limited Tax GO 8.00%,
  12/01/23(a)                                      500          551,055
-----------------------------------------------------------------------
Arista Metropolitan District; Series 2005
  Limited Tax Series GO 6.75%, 12/01/35(a)       2,000        2,138,120
-----------------------------------------------------------------------
Beacon Point Metropolitan District; Series
  2005 A Limited Tax GO
  6.25%, 12/01/35(a)                             1,500        1,567,890
-----------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Series
  2003 Limited Tax GO
  7.50%, 12/01/33(a)                               500          555,340
-----------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Series 2002 B Limited Tax GO
  8.05%, 12/01/32(a)                               500          539,085
-----------------------------------------------------------------------
  Series 2003 Limited Tax GO
  8.05%, 12/01/32(a)                               750          808,627
-----------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Series 2003 Limited Tax GO
  7.00%, 12/01/23(a)                               500          504,795
-----------------------------------------------------------------------
Castle Oaks Metropolitan District; Series
  2005 Limited Tax GO
  6.00%, 12/01/25(a)                             1,000        1,049,630
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             1,500        1,579,200
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30(a)                             1,195        1,291,747
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Denver
  Arts School Project); Series 2003 RB
  8.00%, 05/01/34(a)                               500          530,905
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Excel
  Academy Project); Series 2003 RB
  7.30%, 12/01/11(a)(c)(d)                         570          670,428
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Knowledge Quest Project); Series
  2005 RB
  6.50%, 05/01/36(a)                            $  945     $    963,909
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22(a)                               500          518,435
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/11(a)(c)(d)                         500          592,740
-----------------------------------------------------------------------
  Series 2004 Refunding & Improvement RB
  (INS-XL Capital Assurance Inc.)
  5.25%, 08/15/24(a)(b)                            500          535,940
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Charter Project); Series
  2003 RB
  7.75%, 10/15/33(a)                               750          785,835
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
  7.25%, 03/01/10(a)(c)(d)                         500          551,605
-----------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                         500          562,620
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Ridge
  View Classical Schools Project); Series
  2005 A RB
  (INS-XL Capital Assurance Inc.)
  5.50%, 08/15/25(a)(b)                            445          487,929
-----------------------------------------------------------------------
  5.50%, 08/15/35(a)(b)                            555          601,398
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB 6.13%, 06/01/11(a)(c)(d)          150          166,403
-----------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                         500          557,580
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Series 2003 A Refunding RB
  7.00%, 11/01/23(a)                               500          546,125
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology); Series 2004 RB
  5.00%, 12/01/13(a)                               750          774,173
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A RB
  7.50%, 06/01/34(a)                             1,000        1,089,890
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Series 2001 Hospital RB
  6.50%, 11/15/11(a)(c)(d)                         500          571,120
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Conservatory Metropolitan District; Series
  2003 Limited Tax GO
  7.50%, 12/01/27(a)                            $  750     $    844,822
-----------------------------------------------------------------------
  Series 2005 Limited Tax GO
  6.75%, 12/01/34(a)                               810          865,939
-----------------------------------------------------------------------
Country Club Village Metropolitan District;
  Series 2006 Limited Tax GO
  6.00%, 12/01/34(a)                               600          611,616
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A Refunding Health Care RB
  6.25%, 12/01/33(a)                               500          543,440
-----------------------------------------------------------------------
Denver West Metropolitan District; Series
  2005 B Unlimited Tax GO
  5.25%, 12/01/30(a)                             1,000        1,017,760
-----------------------------------------------------------------------
High Plains Metropolitan District; Series
  2005 A Limited Tax GO
  6.25%, 12/01/35(a)                               750          792,480
-----------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Series 2003 A Health Care Facilities
  RB
  5.75%, 02/01/15(a)                               250          255,233
-----------------------------------------------------------------------
  6.75%, 02/01/22(a)                               200          205,854
-----------------------------------------------------------------------
  7.00%, 02/01/25(a)                               800          825,952
-----------------------------------------------------------------------
Murphy Creek Metropolitan District No. 3;
  Series 2006 Refunding & Improvement Limited
  Tax GO
  6.00%, 12/01/26(a)                             1,540        1,621,189
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        2,108,520
-----------------------------------------------------------------------
Neu Towne Metropolitan District; Series 2004
  Limited Tax GO
  7.25%, 12/01/34(a)                               775          850,338
-----------------------------------------------------------------------
Northwest Metropolitan District No. 3; Series
  2005 Limited Tax GO
  6.13%, 12/01/25(a)                             1,000        1,031,530
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                             2,000        2,066,440
-----------------------------------------------------------------------
Piney Creek Village Metropolitan District;
  Series 2005 Limited Tax GO
  5.50%, 12/01/35(a)                             1,200        1,211,640
-----------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Series 2005 Unlimited Tax GO
  6.50%, 12/01/35(a)                             1,000        1,050,760
-----------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Series 2000 Limited Tax GO
  7.20%, 12/01/19(a)                               500          525,635
-----------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
  Series 2004 Limited Tax GO
  7.50%, 12/01/34(a)                               750          835,537
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Southlands Metropolitan District No. 1;
  Series 2004 Unlimited Tax GO
  6.75%, 12/01/16(a)                            $  500     $    551,455
-----------------------------------------------------------------------
  7.13%, 12/01/34(a)                               500          552,645
-----------------------------------------------------------------------
Table Rock Metropolitan District; Series 2003
  Limited Tax GO
  7.00%, 12/01/33(a)                               750          805,223
-----------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Series 2001 Refunding &
  Improvement RB
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/23(a)(b)                                 1,000        1,030,140
-----------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Series 2005 Limited Tax GO
  6.00%, 12/01/25(a)                               580          604,337
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        2,087,240
-----------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Series 2005 Limited Tax GO
  6.25%, 12/01/25(a)                               750          781,110
-----------------------------------------------------------------------
  6.38%, 12/01/35(a)                             1,000        1,041,620
=======================================================================
                                                             45,810,979
=======================================================================

DELAWARE-0.64%

Sussex (County of) (First Mortgage-Cadbury at
  Lewes Project); Series 2006 A RB
  5.45%, 01/01/16(a)                               865          862,336
-----------------------------------------------------------------------
  5.90%, 01/01/26(a)                               750          761,587
-----------------------------------------------------------------------
  6.00%, 01/01/35(a)                               600          608,334
=======================================================================
                                                              2,232,257
=======================================================================

DISTRICT OF COLUMBIA-0.73%

District of Columbia Tobacco Settlement
  Financing Corp.; Series 2001 Asset-Backed
  RB
  6.25%, 05/15/24(a)                               500          531,505
-----------------------------------------------------------------------
  6.50%, 05/15/33(a)                             1,785        2,032,098
=======================================================================
                                                              2,563,603
=======================================================================

FLORIDA-5.21%

Concorde Estates Community Development
  District; Series 2004 B Capital Improvement
  RB
  5.00%, 05/01/11(a)                               400          402,568
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A Special Assessment GO
  8.38%, 05/01/17(a)                               415          471,349
-----------------------------------------------------------------------
  Series 2001 B Special Assessment GO
  8.38%, 05/01/17(a)                               195          199,524
-----------------------------------------------------------------------
Cypress Lakes Community Development District;
  Series 2004 A Special Assessment RB
  6.00%, 05/01/34(a)                               625          657,338
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

FLORIDA-(CONTINUED)

East Homestead Community Development
  District; Series 2005 Special Assessment GO
  5.45%, 05/01/36(a)                            $  875     $    891,406
-----------------------------------------------------------------------
Fishhawk Community Development District II;
  Series 2003 B Special Assessment RB
  5.00%, 11/01/07(a)                               100          100,461
-----------------------------------------------------------------------
Fishhawk Community Development District;
  Series 1996 Special Assessment GO
  7.63%, 05/01/06(a)(c)(d)                         680          695,620
-----------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Series 2003 Special
  Assessment GO
  6.38%, 05/01/35(a)                               500          537,645
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Series 2002 A Health Care Facilities IDR
  6.75%, 10/01/32(a)                             1,250        1,325,287
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Series 2001 A Hospital RB
  6.70%, 11/15/19(a)                             1,000        1,106,020
-----------------------------------------------------------------------
  Series 2004 Refunding Hospital RB
  6.75%, 11/15/29
  (Acquired 04/26/04; Cost $482,320)(a)(e)         500          561,205
-----------------------------------------------------------------------
Midtown Miami Community Development District
  (Parking Garage Project); Series 2004 A
  Special Assessment RB
  6.00%, 05/01/24(a)                             1,000        1,085,500
-----------------------------------------------------------------------
  6.25%, 05/01/37(a)                             1,000        1,088,330
-----------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Series 2004 A Refunding RB
  5.75%, 08/15/18(a)                               750          755,872
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System); Series
  2002 Hospital RB
  5.63%, 11/15/32(a)                             1,065        1,129,443
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Series 2005 Refunding Health Care
  Facilities RB
  5.38%, 07/01/20(a)                             1,100        1,092,333
-----------------------------------------------------------------------
  5.70%, 07/01/26(a)                             1,000        1,002,680
-----------------------------------------------------------------------
Poinciana Community Development District;
  Series 2000 A Special Assessment RB
  7.13%, 05/01/31(a)                             1,000        1,063,750
-----------------------------------------------------------------------
Principal One Community Development District;
  Series 2005 Special Assessment GO
  5.65%, 05/01/35(a)                               655          664,262
-----------------------------------------------------------------------
Reunion East Community Development District;
  Series 2002 A Special Assessment RB
  7.38%, 05/01/33(a)                             1,000        1,115,850
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
FLORIDA-(CONTINUED)

Seven Oaks Community Development District II;
  Series 2003 B Special Assessment RB
  5.30%, 11/01/08(a)                            $  110     $    110,727
-----------------------------------------------------------------------
Urban Orlando Community Development District;
  Series 2001 A Capital Improvement Special
  Assessment GO
  6.95%, 05/01/33(a)                             1,000        1,082,840
-----------------------------------------------------------------------
  Series 2004 Capital Improvement Special
  Assessment GO
  6.25%, 05/01/34(a)                             1,000        1,071,830
=======================================================================
                                                             18,211,840
=======================================================================

GEORGIA-2.21%

Atlanta (City of) (Atlantic Station Project);
  Series 2001 Tax Allocation GO
  7.75%, 12/01/14(a)                               750          834,315
-----------------------------------------------------------------------
  7.90%, 12/01/24(a)                               750          835,433
-----------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Series
  2005 B Tax Allocation GO
  5.40%, 01/01/20(a)                             1,000        1,018,640
-----------------------------------------------------------------------
  5.60%, 01/01/30(a)                             2,000        2,053,100
-----------------------------------------------------------------------
Atlanta (City of) (Princeton Lakes Project);
  Series 2006 Tax Allocation GO
  5.50%, 01/01/31
  (Acquired 03/10/06; Cost $735,000)(a)(e)         735          742,945
-----------------------------------------------------------------------
Fulton (County of) Residential Care
  Facilities Authority (Canterbury Court
  Project); Series 2004 A RB
  6.13%, 02/15/26(a)                               500          521,995
-----------------------------------------------------------------------
  6.13%, 02/15/34(a)                               200          205,482
-----------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Series 1993
  Solid Waste Disposal IDR
  7.50%, 01/01/26(a)(f)                          1,500        1,505,685
=======================================================================
                                                              7,717,595
=======================================================================

ILLINOIS-6.01%

Bedford Park (Village of); Series 2005
  Refunding Tax Increment Allocation GO
  5.13%, 12/30/18(a)                             1,325        1,316,931
-----------------------------------------------------------------------
Chicago (City of) (Chatham Ridge
  Redevelopment Project); Series 2002 Tax
  Increment Allocation GO
  5.95%, 12/15/12(a)                               275          289,946
-----------------------------------------------------------------------
  6.05%, 12/15/13(a)                               475          504,502
-----------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003 Special Assessment RB
  6.63%, 12/01/22(a)                               500          541,315
-----------------------------------------------------------------------
  6.75%, 12/01/32(a)                               500          540,325
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Beacon
  Hill); Series 2005 A Refunding RB
  5.15%, 02/15/13(a)                            $  655     $    660,423
-----------------------------------------------------------------------
  5.25%, 02/15/14(a)                               300          301,920
-----------------------------------------------------------------------
  5.35%, 02/15/15(a)                               225          227,066
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Friendship Village Schaumburg); Series
  2005 A RB
  5.38%, 02/15/25(a)                             1,000        1,007,300
-----------------------------------------------------------------------
  5.63%, 02/15/37(a)                             1,000        1,014,570
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (The
  Landing at Plymouth Place Project); Series
  2005 A RB
  6.00%, 05/15/37(a)                             1,200        1,206,948
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith
  Village Project); Series 2005 A RB
  5.70%, 11/15/20(a)                               500          502,095
-----------------------------------------------------------------------
  6.25%, 11/15/35(a)                             3,000        3,062,760
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement
  Center); Series 1999 A RB
  6.25%, 09/01/14(a)                               500          518,615
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Hillside Village
  Project); Series 2001 A RB
  7.38%, 08/15/31(a)                             1,000        1,087,790
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish American Hospital);
  Series 2000 RB
  6.88%, 05/15/10(a)(c)(d)                         690          770,578
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa St. Benedict); Series 2003
  A-1 RB
  6.90%, 11/15/33(a)                               500          543,120
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 2003 A RB
  7.00%, 11/15/32(a)                               800          853,328
-----------------------------------------------------------------------
Lincolnshire (Village of) Special Service
  Area No. 1 (Sedgebrook Project); Series
  2004 Special Tax GO
  5.00%, 03/01/11(a)                               520          531,222
-----------------------------------------------------------------------
  6.25%, 03/01/34(a)                               750          794,415
-----------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.;
  Series 2005 A First Tier Conference Center
  & Hotel RB
  6.38%, 01/01/15(a)                               750          767,302
-----------------------------------------------------------------------
  7.13%, 01/01/36(a)                             2,500        2,660,025
-----------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A
  Dedicated State Tax RB
  (INS-MBIA Insurance Corp.) 5.00%,
  12/15/28(a)(b)                                 1,250        1,293,400
=======================================================================
                                                             20,995,896
=======================================================================

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

INDIANA-0.53%

Petersburg (City of) (Indiana Power & Light
  Co.); Series 1991 Refunding PCR
  5.75%, 08/01/21(a)                            $1,000     $  1,060,590
-----------------------------------------------------------------------
St. Joseph (County of) (Holy Cross Village
  Notre Dame Project); Series 2006 A Economic
  Development RB
  6.00%, 05/15/26(a)                               750          785,280
=======================================================================
                                                              1,845,870
=======================================================================

IOWA-1.67%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Series 2004 Sr. Housing RB
  6.00%, 12/01/23(a)                               500          514,575
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
  Haven Project); Series 2004 A Retirement
  Community RB
  6.13%, 11/15/32(a)                               500          506,175
-----------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project); Series 2005 A Multifamily Housing
  RB
  5.65%, 09/01/25(a)                               155          154,720
-----------------------------------------------------------------------
  6.00%, 09/01/35(a)                               400          400,568
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Series 2003 Health Care
  Facilities RB
  6.50%, 10/01/20(a)                               750          774,420
-----------------------------------------------------------------------
  Series 2004 Health Care Facilities RB
  6.00%, 10/01/24(a)                               290          297,357
-----------------------------------------------------------------------
  6.15%, 10/01/36(a)                               600          609,426
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A RB
  7.25%, 11/15/26(a)                               750          809,595
-----------------------------------------------------------------------
  Series 2004 Refunding RB
  4.75%, 11/15/12(a)                               750          729,165
-----------------------------------------------------------------------
  5.63%, 11/15/18(a)                             1,000        1,027,630
=======================================================================
                                                              5,823,631
=======================================================================

KANSAS-3.02%

Hutchinson (City of) (Wesley Towers, Inc.);
  Series 1999 A Refunding & Improvement
  Health Care Facilities RB
  6.25%, 11/15/19(a)                               750          771,262
-----------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.);
  Series 2005 A Refunding Senior Living
  Facility RB
  5.60%, 05/15/28(a)                             1,500        1,507,500
-----------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.
  Project); Series 2006 A Senior Living
  Facility RB
  6.00%, 11/15/26(a)                             1,000        1,040,560
-----------------------------------------------------------------------
  6.00%, 11/15/38(a)                             2,000        2,060,020
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

KANSAS-(CONTINUED)

Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A First Tier RB
  7.38%, 01/01/32(a)                            $1,500     $  1,647,015
-----------------------------------------------------------------------
Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project); Series 2005
  Special Obligations Tax Increment
  Allocation RB
  5.75%, 08/01/24(a)                               920          917,332
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #1 Project);
  Series 2005 Sales Tax RB
  5.75%, 12/01/25(a)                               525          525,956
-----------------------------------------------------------------------
  Series 2006 A Sales Tax RB
  5.88%, 12/01/09(a)                                40           40,992
-----------------------------------------------------------------------
  5.88%, 12/01/25(a)                             1,050        1,054,893
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #2 Project);
  Series 2006 B Sales Tax RB
  5.88%, 12/01/25(a)                             1,000        1,004,660
=======================================================================
                                                             10,570,190
=======================================================================

KENTUCKY-0.48%

Kentucky (State of) Economic Development
  Finance Authority (Christian Church Homes
  of Kentucky, Inc.); Series 1998 Health Care
  Facilities RB
  5.50%, 11/15/30(a)                               700          678,223
-----------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.)
  3.19%, 04/01/32(g)(h)                          1,006        1,006,000
=======================================================================
                                                              1,684,223
=======================================================================

MAINE-0.15%

Maine (State of) Turnpike Authority; Series
  2003 Turnpike RB
  (INS-Ambac Assurance Corp.) 5.00%,
  07/01/33(a)(b)                                   500          518,080
=======================================================================

MARYLAND-2.23%

Annapolis (City of) (Park Place Project);
  Series 2005 A Special Obligations RB
  5.35%, 07/01/34(a)                             2,000        2,026,060
-----------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Series 2002 Tax Increment
  Allocation Financing RB
  5.00%, 07/01/12(a)                               300          304,884
-----------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Series 2003 Special Obligation RB
  7.00%, 07/01/33(a)                               968        1,059,360
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MARYLAND-(CONTINUED)

Howard (County of); Series 2000 A Retirement
  Community RB
  7.88%, 05/15/10(a)(c)(d)                      $  780     $    917,623
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Series 2004 Refunding RB
  5.50%, 08/15/33(a)                             1,250        1,296,525
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB 6.75%, 07/01/10(a)(c)(d)        1,000        1,122,520
-----------------------------------------------------------------------
Maryland (State of) Industrial Development
  Finance Authority (Our Lady of Good Counsel
  High School Facility); Series 2005 A RB
  6.00%, 05/01/35(a)                             1,000        1,066,600
=======================================================================
                                                              7,793,572
=======================================================================

MASSACHUSETTS-0.31%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/10(a)(c)(d)                         500          580,610
-----------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House,
  Inc.); Series 1999 A Refunding RB
  6.88%, 01/01/29(a)                               500          502,865
=======================================================================
                                                              1,083,475
=======================================================================

MICHIGAN-4.07%

Chandler Park Academy; Series 2005 Michigan
  Public School Academy RB
  5.13%, 11/01/30(a)                             1,050        1,023,466
-----------------------------------------------------------------------
Detroit Community High School; Series 2005
  Michigan Public School Academy RB
  5.65%, 11/01/25(a)                             1,485        1,465,027
-----------------------------------------------------------------------
  5.75%, 11/01/30(a)                             1,000          991,500
-----------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Series 2004 Refunding Limited Obligation RB
  6.50%, 01/01/31(a)                               700          723,471
-----------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System, Inc.);
  Series 1999 Refunding RB
  5.88%, 10/01/16(a)                               920          938,704
-----------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 A RB
  5.75%, 07/01/25(a)                               500          530,090
-----------------------------------------------------------------------
Mecosta (County of) General Hospital; Series
  1999 Refunding Unlimited Tax GO
  6.00%, 05/15/18(a)                               500          514,740
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance
  Authority (Presbyterian Village); Series
  2005 Refunding RB
  4.88%, 11/15/16(a)                            $  685     $    697,234
-----------------------------------------------------------------------
  5.25%, 11/15/25(a)                               450          461,282
-----------------------------------------------------------------------
  5.50%, 11/15/35(a)                               750          776,377
-----------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001
  Public School Academy Facilities Program RB
  7.63%, 10/01/21(a)                               700          756,308
-----------------------------------------------------------------------
  7.75%, 10/01/31(a)                               500          541,070
-----------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Series 2001 C
  Refunding Limited Obligation PCR
  5.45%, 09/01/29(a)                               500          520,355
-----------------------------------------------------------------------
Summit Academy North; Series 2005 Refunding
  Michigan Public School Academy RB
  5.35%, 11/01/25(a)                               500          466,665
-----------------------------------------------------------------------
  5.50%, 11/01/30(a)                             2,500        2,355,575
-----------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33(a)                             1,000          952,840
-----------------------------------------------------------------------
  7.88%, 04/01/22(a)                               500          502,645
=======================================================================
                                                             14,217,349
=======================================================================

MINNESOTA-10.12%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC
  Projects); Series 2005 A Health Care RB
  6.13%, 06/01/35(a)                             2,240        2,249,565
-----------------------------------------------------------------------
Buhl (City of) (Forest Health Services
  Project); Series 2003 A Nursing Home RB
  6.40%, 08/01/23(a)                               575          574,695
-----------------------------------------------------------------------
  6.75%, 08/01/27(a)                               500          506,865
-----------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project);
  Series 2005 A Refunding Housing Facilities
  RB
  5.00%, 08/01/20(a)                               575          573,212
-----------------------------------------------------------------------
  5.50%, 08/01/25(a)                             1,035        1,039,254
-----------------------------------------------------------------------
  5.88%, 08/01/35(a)                               865          873,373
-----------------------------------------------------------------------
Cold Spring (City of) (Assumption Home,
  Inc.); Series 2005 Nursing Home & Senior
  Housing RB
  5.50%, 03/01/25(a)                               425          428,702
-----------------------------------------------------------------------
  5.75%, 03/01/35(a)                               600          601,836
-----------------------------------------------------------------------
Cuyana Range Hospital District; Series 2005
  Health Facilities RB
  5.20%, 06/01/25(a)                               400          402,000
-----------------------------------------------------------------------
  5.50%, 06/01/35(a)                             1,000        1,011,400
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's Duluth Clinic); Series 2004 Health
  Care Facilities RB
  5.25%, 02/15/33(a)                            $  500     $    510,620
-----------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Series 2002 A Health Care
  Facilities RB
  6.63%, 12/01/22(a)                               250          265,710
-----------------------------------------------------------------------
  6.63%, 12/01/30(a)                               250          261,385
-----------------------------------------------------------------------
Fairmont (City of) (Homestead-GEAC Project);
  Series 2002 A-1 Housing Facilities RB
  7.25%, 04/01/22(a)                               915          927,389
-----------------------------------------------------------------------
Fairmont (City of) (Goldfinch Estates-GEAC
  Project); Series 2005 A Housing Facilities
  RB
  6.25%, 10/01/25(a)                             2,500        2,506,825
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Series 2001 Health Care
  Facilities RB
  7.40%, 04/01/11(a)(c)(d)                         250          288,567
-----------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                         500          579,375
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Series 2005 Health Care
  Facilities RB
  5.00%, 04/01/31(a)                             1,000          999,990
-----------------------------------------------------------------------
Maplewood (City of) (Volunteers of America
  Care Center Project); Series 2005 A Health
  Care Facilities RB
  5.00%, 10/01/13(a)                               775          769,366
-----------------------------------------------------------------------
  5.25%, 10/01/19(a)                             1,250        1,236,675
-----------------------------------------------------------------------
  5.38%, 10/01/24(a)                             2,500        2,458,025
-----------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Series 1999 A Health Care
  Facilities RB
  6.00%, 04/01/10(a)                               570          567,007
-----------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Series 2004 Refunding Tax
  Increment GO
  5.75%, 02/01/27(a)                               605          613,125
-----------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Eventide Catered Living Facility
  Project); Series 1998 A Refunding
  Multifamily Housing RB
  6.00%, 06/01/18(a)                               500          500,255
-----------------------------------------------------------------------
Northwest Multi-County Housing &
  Redevelopment Authority (Pooled Housing
  Program); Series 2005 A Refunding
  Governmental Housing RB
  5.35%, 07/01/15(a)                                70           69,556
-----------------------------------------------------------------------
  6.20%, 07/01/30(a)                             2,000        1,999,900
-----------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Series 2004 Refunding Senior Housing RB
  6.00%, 04/01/24(a)                             1,000        1,043,830
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

Owatonna (City of)(Senior Living Project):
  Series 2006 A Senior Housing RB
  5.80%, 10/01/29(a)                            $  400     $    401,656
-----------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Series 2004 A Lease RB
  6.50%, 12/01/22(a)                               925          941,058
-----------------------------------------------------------------------
  6.75%, 12/01/33(a)                               150          152,573
-----------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Series 2003 A Health Care &
  Housing RB
  5.38%, 08/01/12(a)                               165          166,502
-----------------------------------------------------------------------
  5.50%, 08/01/13(a)                               195          199,140
-----------------------------------------------------------------------
  6.25%, 08/01/19(a)                             1,100        1,135,002
-----------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional
  Medical Center); Series 2004 Health Care
  Facilities RB
  5.25%, 09/01/34(a)                               500          513,300
-----------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Series 2002 Multifamily Housing
  RB
  7.00%, 10/01/23(a)(f)                            495          512,904
-----------------------------------------------------------------------
  7.45%, 10/01/32(a)(f)                            155          163,432
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A Lease RB
  7.38%, 12/01/19(a)                               900          943,866
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Series 2002 A Lease RB
  7.50%, 12/01/31(a)                               890          907,150
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority; Series 2005 Refunding Lease RB
  6.50%, 01/01/22(a)                             1,620        1,520,483
-----------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Series 1999 2 Hotel
  Facility RB
  7.38%, 08/01/08(a)(c)(d)                       1,225        1,355,328
-----------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences); Series 2004 A Lease RB
  6.38%, 12/01/24(a)                               900          900,585
-----------------------------------------------------------------------
  6.60%, 12/01/34(a)                               275          274,439
-----------------------------------------------------------------------
Virginia (City of) Housing & Redevelopment
  Authority; Series 2005 Health Care Facility
  Lease RB
  5.38%, 10/01/30(a)                               365          370,825
-----------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Series 2002 A Refunding Lease RB
  7.38%, 12/01/24(a)                               250          260,010
-----------------------------------------------------------------------
  7.50%, 12/01/31(a)                               750          778,635
=======================================================================
                                                             35,355,390
=======================================================================

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MISSOURI-4.56%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District;
  Series 2002 RB
  7.00%, 05/01/22(a)                            $  750     $    832,613
-----------------------------------------------------------------------
  7.20%, 05/01/33(a)                               500          551,960
-----------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Series 2005 Tax Increment Allocation GO
  5.25%, 06/01/21(a)                             1,500        1,503,675
-----------------------------------------------------------------------
Des Peres (City of) (West County Center
  Project); Series 2002 A Refunding Tax
  Increment Allocation RB
  5.75%, 04/15/20(a)                             1,000        1,021,160
-----------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State
  Street Redevelopment Project); Series 2005
  Refunding Tax Increment Allocation GO
  5.20%, 04/15/20(a)                               955          954,503
-----------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Series 2001 A Refunding & Improvement Tax
  Increment RB
  7.00%, 10/01/11(a)(c)(d)                       1,015        1,085,126
-----------------------------------------------------------------------
Hanley Road & North of Folk Ave.
  Transportation District; Series 2005 RB
  5.00%, 10/01/25(a)                               940          940,667
-----------------------------------------------------------------------
  5.40%, 10/01/31(a)                               750          749,895
-----------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  Series 2004 A First Mortgage Health Care
  Facilities IDR 6.25%, 01/01/24(a)                500          521,135
-----------------------------------------------------------------------
Maplewood (City of) (Maplewood South
  Redevelopment Area); Series 2005 Refunding
  Tax Increment RB
  5.20%, 11/01/22(a)                               500          498,600
-----------------------------------------------------------------------
  5.75%, 11/01/26(a)                             1,350        1,352,362
-----------------------------------------------------------------------
Ozark Centre Transportation Development
  District (Ozark Centre Project); Series
  2005 Transportation Sales Tax RB
  5.38%, 09/01/32(a)                               175          175,019
-----------------------------------------------------------------------
Raymore (City of); Series 2005 Tax Increment
  Allocation RB
  5.38%, 03/01/20(a)                               500          499,005
-----------------------------------------------------------------------
  5.63%, 03/01/28(a)                             1,250        1,256,463
-----------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Series 2005
  Refunding & Improvement Tax Increment
  Allocation & Transportation Sales Tax RB
  5.63%, 11/01/25(a)                               750          756,098
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MISSOURI-(CONTINUED)

St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project); Series 2005 A Tax Increment
  Allocation IDR
  5.25%, 11/01/13(a)                            $  500     $    510,160
-----------------------------------------------------------------------
  5.38%, 11/01/24(a)                               500          497,650
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                               750          749,490
-----------------------------------------------------------------------
  Series 2005 B Tax Increment RB
  5.38%, 11/01/23(a)                               500          496,045
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                             1,000          999,320
=======================================================================
                                                             15,950,946
=======================================================================

NEVADA-0.94%

Boulder City (City of) (Boulder City Hospital
  Inc. Project); Series 1998 Refunding
  Hospital RB
  5.85%, 01/01/22(a)                             1,000        1,001,230
-----------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Series 1992 C Refunding IDR
  7.20%, 10/01/22(a)                               550          575,509
-----------------------------------------------------------------------
Las Vegas Valley Water District; Series 2003
  A Refunding & Water Improvement Limited Tax
  GO (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/32(a)(b)                          1,150        1,184,017
-----------------------------------------------------------------------
University and Community College System of
  Nevada; Series 2002 A Universities RB
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31(a)(b)                            500          526,715
=======================================================================
                                                              3,287,471
=======================================================================

NEW HAMPSHIRE-0.77%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19(a)                             1,050        1,110,595
-----------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua); Series 2003 A RB
  6.88%, 05/01/23(a)                               750          794,460
-----------------------------------------------------------------------
  6.88%, 05/01/33(a)                               750          785,610
=======================================================================
                                                              2,690,665
=======================================================================

NEW JERSEY-2.63%

New Jersey (State of) Economic Development
  Authority (Arbor); Series 1998 A Senior
  Mortgage RB
  5.88%, 05/15/16(a)                               120          123,485
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc.
  Facility); Series 2001 A Retirement
  Community RB
  7.25%, 11/15/21(a)                               500          546,685
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
NEW JERSEY-(CONTINUED)

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 2000 Special Facility RB
  7.00%, 11/15/30(a)(f)                         $  500     $    509,685
-----------------------------------------------------------------------
  7.20%, 11/15/30(a)(f)                            425          437,172
-----------------------------------------------------------------------
  Series 2003 Special Facility RB
  9.00%, 06/01/33(a)(f)                            500          556,190
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project); Series 2005
  A First Mortgage RB
  5.00%, 01/01/15(a)                               825          830,750
-----------------------------------------------------------------------
  5.75%, 01/01/25(a)                               710          725,095
-----------------------------------------------------------------------
  5.88%, 01/01/37(a)                             1,360        1,393,769
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project); Series 2001 First Mortgage RB
  8.00%, 04/01/23(a)                               800          860,736
-----------------------------------------------------------------------
  8.00%, 04/01/31(a)                               500          534,645
-----------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14(a)                                50           51,580
-----------------------------------------------------------------------
  7.25%, 07/01/27(a)                             1,750        1,794,100
-----------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 2005 B
  Transportation System RB
  (INS-Ambac Assurance Corp.) 5.25%,
  12/15/23(a)(b)                                   750          829,717
=======================================================================
                                                              9,193,609
=======================================================================

NEW YORK-2.92%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Series
  2000 Civic Facility IDR
  8.55%, 11/15/32(a)                             1,000        1,131,840
-----------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mount Sinai NYU Health Obligated Group);
  Series 2000 RB
  5.50%, 07/01/26(a)                               500          506,225
-----------------------------------------------------------------------
New York City (City of) Industrial
  Development Agency (Liberty-7 World Trade
  Center); Series 2005 A IDR
  6.25%, 03/01/15(a)                             3,000        3,159,450
-----------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Series 1998 Refunding Solid Waste Disposal
  Facility IDR
  7.00%, 11/01/30(a)(f)                          2,000        2,091,000
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

NEW YORK-(CONTINUED)

Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Series 2001 C Civic Facility IDR
  7.00%, 08/01/31(a)                            $  550     $    582,516
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High-Voltage Electronics
  Corp. Facility); Series 1997 A IDR
  6.38%, 12/01/17(a)(f)                            340          335,349
-----------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.); Series 2001 A First Mortgage IDR
  7.38%, 03/01/21(a)                               350          376,075
-----------------------------------------------------------------------
  7.38%, 03/01/31(a)                               500          535,040
-----------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Series 2000 A Continuing
  Care Retirement IDR
  7.00%, 07/01/21(a)                               600          643,392
-----------------------------------------------------------------------
  7.38%, 07/01/30(a)                               500          539,050
-----------------------------------------------------------------------
Westchester Tobacco Asset Securitization
  Corp.; Series 2005 Tobacco Settlement
  Asset-Backed RB
  5.00%, 06/01/26(a)                               300          298,098
=======================================================================
                                                             10,198,035
=======================================================================

NORTH CAROLINA-1.12%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Retirement Community, Inc. Project); Series
  2002 First Mortgage Health Care Facilities
  RB
  6.38%, 03/01/32(a)                               500          522,085
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); Series
  2002 First Mortgage Retirement Facilities
  RB
  6.38%, 09/01/32(a)                               250          262,987
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pennybyrn at Maryfield
  Project); Series 2005 A First Mortgage
  Health Care Facilities RB
  6.13%, 10/01/35(a)                             1,300        1,332,916
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (United Church Homes and
  Services); Series 2005 A Refunding First
  Mortgage Retirement Facilities RB
  5.25%, 09/01/21(a)                             1,000        1,015,170
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (United Methodist); Series 2005
  C Refunding First Mortgage Retirement
  Facilities RB
  5.25%, 10/01/24(a)                               750          766,320
=======================================================================
                                                              3,899,478
=======================================================================

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

NORTH DAKOTA-0.36%

Dickinson (City of) (St Luke's Home Project);
  Series 2005 A Refunding Congregate Housing
  RB
  5.00%, 05/01/20(a)                            $  170     $    168,720
-----------------------------------------------------------------------
  5.10%, 05/01/22(a)                               365          362,255
-----------------------------------------------------------------------
Grand Forks (City of) (4000 Valley Square
  Project); Series 1997 Special Term Senior
  Housing RB
  6.38%, 12/01/34(a)                               720          723,867
=======================================================================
                                                              1,254,842
=======================================================================

OHIO-3.02%

Adams (County of) (Adams County Hospital
  Project); Series 2005 Hospital Facilities
  Improvement RB
  5.00%, 09/01/07(a)                               340          340,228
-----------------------------------------------------------------------
  5.25%, 09/01/08(a)                               355          355,224
-----------------------------------------------------------------------
  5.50%, 09/01/09(a)                               375          375,326
-----------------------------------------------------------------------
  5.75%, 09/01/10(a)                               395          395,494
-----------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port
  Authority; Series 2001 Special Assessment
  Tax Increment RB
  7.35%, 12/01/31(a)                             1,000        1,077,280
-----------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
  Series 2000 Hospital Facilities RB
  7.50%, 01/01/30(a)                               750          828,945
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services); Series 2005 A Health
  Care Facilities Improvement RB
  5.00%, 07/01/26(a)                               350          349,531
-----------------------------------------------------------------------
  5.13%, 07/01/35(a)                             1,250        1,251,262
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services); Series 2001 A Health
  Care Facilities RB
  7.13%, 07/01/29(a)                               500          545,015
-----------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Series 2000 A Refunding &
  Improvement Health Care Facilities RB
  6.50%, 08/15/20(a)                               500          525,040
-----------------------------------------------------------------------
  6.55%, 08/15/24(a)                               500          525,205
-----------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Series 1998 Refunding Hospital
  Improvement RB
  6.25%, 08/01/08(a)(c)(d)                         590          616,473
-----------------------------------------------------------------------
Norwood (City of) (Cornerstone at Norwood
  Project); Series 2006 Tax Increment
  Financing RB
  5.25%, 12/01/15(a)                             1,080        1,073,855
-----------------------------------------------------------------------
  5.75%, 12/01/20(a)                             1,300        1,297,972
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

OHIO-(CONTINUED)

Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project); Series
  2004 A RB
  6.00%, 05/15/24(a)                            $  500     $    508,520
-----------------------------------------------------------------------
  6.00%, 05/15/34(a)                               500          504,270
=======================================================================
                                                             10,569,640
=======================================================================

OKLAHOMA-1.20%

Oklahoma (County of) Finance Authority
  (Epworth Villa Project); Series 2005 A
  Refunding RB
  5.00%, 04/01/15(a)                             1,025          994,865
-----------------------------------------------------------------------
  5.70%, 04/01/25(a)                             2,500        2,524,675
-----------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31(a)                               625          679,562
=======================================================================
                                                              4,199,102
=======================================================================

OREGON-0.99%

Clackamas (County of) Hospital Facility
  Authority (Gross-Willamette Falls Project);
  Series 2005 Refunding RB
  5.13%, 04/01/26(a)                             1,000          976,170
-----------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996 RB
  8.00%, 11/15/26(a)                               740          761,438
-----------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003 RB
  7.00%, 12/01/21(a)                             1,555        1,725,894
=======================================================================
                                                              3,463,502
=======================================================================

PENNSYLVANIA-6.20%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Series 1998 Health Care Facilities RB
  6.00%, 08/15/28(a)                               500          495,100
-----------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead
  Project); Series 2004 A Charter School IDR
  7.00%, 12/15/15(a)                               780          808,400
-----------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority
  (Pittsburgh Mills Project); Series 2004 Tax
  Allocation RB
  5.10%, 07/01/14(a)                               500          517,835
-----------------------------------------------------------------------
  5.60%, 07/01/23(a)                               500          526,455
-----------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A IDR
  6.90%, 01/01/22(a)                               500          522,880
-----------------------------------------------------------------------
  7.00%, 01/01/34(a)                               500          521,570
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facility)
  Series 2005 A Retirement Community IDR
  5.90%, 01/01/27(a)                            $1,000     $  1,010,600
-----------------------------------------------------------------------
  6.25%, 01/01/35(a)                             1,000        1,033,960
-----------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health
  Center); Series 1999 Refunding First
  Mortgage IDR 6.38%, 12/01/19(a)                1,000        1,036,700
-----------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises, Inc.
  Project); Series 2001 Refunding Health
  Facilities IDR 7.38%, 12/01/08
  (Acquired 02/22/01; Cost $350,000)(a)(e)         350          354,361
-----------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Series 1999 Senior Living Facilities RB
  6.25%, 08/15/29(a)                               750          770,820
-----------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (The Woods at Cedar Run
  Retirement Facility); Series 1998 A
  Refunding First Mortgage IDR
  6.50%, 11/01/18(a)(i)(j)                       1,000          374,160
-----------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.); Series
  2002 A Retirement Community RB
  6.00%, 01/01/13(a)                               800          812,232
-----------------------------------------------------------------------
  7.13%, 01/01/25(a)                               700          765,464
-----------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Series 1999 Health
  Center RB
  6.63%, 04/01/28(a)                               500          517,770
-----------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A IDR
  7.60%, 05/01/22(a)                               250          273,637
-----------------------------------------------------------------------
  7.63%, 05/01/31(a)                               500          543,870
-----------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior
  Care Obligated Group); Series 2001 B Senior
  Health & Housing Facilities IDR 7.50%,
  11/15/31(a)                                    1,000        1,028,140
-----------------------------------------------------------------------
Lebanon (County of) Health Facilities
  Authority (Pleasant View Retirement);
  Series 2005 A Health Center RB
  5.30%, 12/15/26(a)                             1,000          988,890
-----------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); Series
  2001 First Mortgage RB
  7.63%, 11/01/21(a)                               250          276,110
-----------------------------------------------------------------------
  7.75%, 11/01/33(a)                               750          821,175
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/09(a)(c)(d)                      $1,340     $  1,513,195
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19(a)(i)(j)                       1,250          226,638
-----------------------------------------------------------------------
  6.75%, 07/01/29(a)(i)(j)                         460           82,722
-----------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Series 2005
  Mortgage IDR
  6.25%, 02/01/35(a)                             1,000        1,062,610
-----------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Series 2000 A Hospital RB
  8.00%, 04/01/10(a)(c)(d)                         300          344,850
-----------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A RB
  5.25%, 06/01/14(a)                             1,000          968,360
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Series 2000 A Student
  Housing RB
  6.75%, 09/01/20(a)                               500          534,635
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Series 2000 A Student
  Housing RB
  6.75%, 09/01/32(a)                               320          338,931
-----------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A IDR
  6.88%, 04/01/34(a)                               500          540,200
-----------------------------------------------------------------------
Westmoreland (County of) Industrial
  Development Authority (Redstone
  Presbyterian Senior Care Obligated Group);
  Series 2005 A RB
  5.25%, 01/01/13(a)                               500          507,045
-----------------------------------------------------------------------
  5.75%, 01/01/26(a)                             1,000        1,026,930
-----------------------------------------------------------------------
  5.88%, 01/01/32(a)                               500          511,305
=======================================================================
                                                             21,657,550
=======================================================================

RHODE ISLAND-0.07%

Tobacco Settlement Financing Corp.; Series
  2002 A Asset-Backed RB
  6.13%, 06/01/32(a)                               240          250,649
=======================================================================

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

SOUTH CAROLINA-1.99%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Series 2000 A Hospital
  Facilities Improvement RB
  7.38%, 12/15/10(a)(c)(d)                      $  800     $    931,112
-----------------------------------------------------------------------
  Series 2003 A Refunding Hospital Facilities
  RB
  6.13%, 08/01/23(a)                             1,500        1,610,835
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Series 2004 A Residential Care Facilities
  RB
  6.25%, 05/15/25(a)                               750          772,230
-----------------------------------------------------------------------
  6.38%, 05/15/32(a)                             1,250        1,293,887
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons
  Project); Series 2000 First Mortgage Health
  Facilities RB
  7.75%, 10/01/15(a)                               700          770,357
-----------------------------------------------------------------------
  8.00%, 10/01/31(a)                               300          328,704
-----------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Series 2001 B Tobacco Settlement
  RB
  6.38%, 05/15/28(a)                             1,170        1,259,552
=======================================================================
                                                              6,966,677
=======================================================================

SOUTH DAKOTA-0.30%

South Dakota (State of) Health & Educational
  Facilities Authority (Sioux Valley
  Hospitals & Health System); Series 2004 A
  RB
  5.25%, 11/01/27(a)                               500          517,420
-----------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003 RB
  5.65%, 09/01/23(a)                               500          523,030
=======================================================================
                                                              1,040,450
=======================================================================

TENNESSEE-1.47%

Davidson & Williamson (Counties of) (Harpeth
  Valley Utilities District); Series 2004
  Utilities Improvement RB
  (INS-MBIA Insurance Corp.) 5.00%,
  09/01/34(a)(b)(c)                              1,000        1,036,760
-----------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project); Series 2004 A Retirement
  Facilities RB
  6.00%, 02/15/24(a)                               500          505,465
-----------------------------------------------------------------------
  6.25%, 02/15/32(a)                               350          362,047
-----------------------------------------------------------------------
Sevier (County of) Public Building Authority;
  Series 1995 A VRD Local Government Public
  Improvement RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(h)                                   173          173,000
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Germantown
  Village); Series 2003 A Residential Care RB
  7.00%, 12/01/23(a)                            $1,000     $  1,048,740
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Trezevant Manor
  Project); Series 2006 A RB
  5.63%, 09/01/26(a)                             1,000          997,300
-----------------------------------------------------------------------
  5.75%, 09/01/37(a)                             1,000        1,002,740
=======================================================================
                                                              5,126,052
=======================================================================

TEXAS-8.73%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement System Obligated Group Report);
  Series 2003 A Retirement Facility RB
  7.00%, 11/15/33(a)                             1,000        1,084,600
-----------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Series
  1999 Hospital Facility RB
  6.70%, 08/01/19(a)                               500          520,130
-----------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002 RB
  6.30%, 07/01/32(a)                               500          527,230
-----------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Series 2002
  A-1 Sr. Multifamily Housing RB
  6.85%, 12/01/23(a)                               750          768,375
-----------------------------------------------------------------------
Board of Regents of the University of Texas
  System; Series 2001 C Financing System RB
  5.00%, 08/15/20(a)                             1,000        1,040,920
-----------------------------------------------------------------------
  Series 2003 B Financing System RB
  5.00%, 08/15/33(a)                             1,500        1,543,635
-----------------------------------------------------------------------
Comal (County of) Health Facilities
  Development Corp. (McKenna Memorial
  Hospital Project); Series 2002 A Healthcare
  System RB
  6.25%, 02/01/32(a)                             1,000        1,074,530
-----------------------------------------------------------------------
Corpus Christi (Port of) Industrial
  Development Corp. (Valero); Series 1997 C
  Refunding IDR 5.40%, 04/01/18(a)                 605          629,617
-----------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International
  Airport Facilities Improvement Corp.;
  Series 2000 A-3 Refunding RB
  9.13%, 05/01/29(a)(f)                            500          549,435
-----------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System); Series 2004 A
  Hospital RB
  5.63%, 09/01/13(a)                             1,735        1,762,743
-----------------------------------------------------------------------
  7.00%, 09/01/25(a)                               825          895,282
-----------------------------------------------------------------------
  7.13%, 09/01/34(a)                               905          982,278
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Independent Senior Living Center);
  Series 2003 RB
  7.63%, 01/01/20(a)                            $1,000     $  1,043,100
-----------------------------------------------------------------------
  7.50%, 07/01/17(a)                             1,000        1,041,780
-----------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001 RB
  6.65%, 04/01/32(a)(f)                            900          978,102
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A Hospital RB
  6.38%, 06/01/11(a)(c)(d)                         500          564,605
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Saint Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 08/15/11(a)(c)(d)                         750          815,025
-----------------------------------------------------------------------
Harris (County of); Series 2002 Refunding
  Limited Tax GO
  5.13%, 08/15/12(a)(c)(d)                         370          394,224
-----------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San
  Antonio Project); Series 2004 A RB
  6.00%, 05/15/25(a)                             1,000        1,014,380
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Series
  2005 Hospital RB
  5.00%, 08/15/15(a)                               500          504,500
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Series
  2005 Hospital RB
  5.00%, 08/15/19(a)                               700          702,667
-----------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Series 2001 E Airport
  System Special Facilities RB
  6.75%, 07/01/29(a)(f)                            500          507,165
-----------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Series 2004 A Retirement
  Facilities RB
  7.00%, 02/15/23(a)                               300          330,573
-----------------------------------------------------------------------
  7.00%, 02/15/26(a)                               750          825,427
-----------------------------------------------------------------------
  7.13%, 02/15/34(a)                               450          493,790
-----------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Series 1998
  Multifamily Housing RB
  6.50%, 12/01/30(a)                             1,200        1,210,788
-----------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp. (Christian Care Centers,
  Inc. Project); Series 2005 RB
  5.63%, 02/15/35(a)                             1,000        1,030,060
-----------------------------------------------------------------------
Midlothian Development Authority; Series 1999
  Tax Increment Contract Allocation RB
  6.70%, 11/15/23(a)                               700          718,074
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

TEXAS-(CONTINUED)

  Series 2001 Tax Increment Contract
  Allocation RB
  7.88%, 11/15/26(a)                            $1,000     $  1,093,760
-----------------------------------------------------------------------
  Series 2004 Tax Increment Allocation
  Contract RB
  6.20%, 11/15/29
  (Acquired 12/02/04; Cost $1,000,000)(a)(e)     1,000        1,002,020
-----------------------------------------------------------------------
Texas (State of) Public Finance Authority
  (School Excellence Education Project);
  Series 2004 A Charter School Finance Corp.
  RB 7.00%, 12/01/34
  (Acquired 12/02/04; Cost $987,580)(a)(e)       1,000        1,034,280
-----------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project); Series 2005 Retirement Facilities
  RB
  5.50%, 11/15/25(a)                             1,650        1,628,451
-----------------------------------------------------------------------
  5.65%, 11/15/35(a)                             1,250        1,228,387
-----------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Series 1999
  Multifamily Housing RB
  7.50%, 12/01/29(a)                             1,000          966,100
=======================================================================
                                                             30,506,033
=======================================================================

VERMONT-0.15%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Series 2005 Health Care
  Facilities RB
  6.50%, 04/01/33(a)                               760          516,861
=======================================================================

VIRGIN ISLANDS-0.04%

Virgin Islands (Commonwealth of) Public
  Finance Authority; Series 2004 A Sr. Lien
  Matching Fund Loan Notes RB
  5.25%, 10/01/24(a)                               150          155,933
=======================================================================

VIRGINIA-2.80%

Chesterfield (County of) Health Center
  Commission (Lucy Corr Village); Series 2005
  Refunding Mortgage RB
  5.38%, 12/01/28(a)                             2,250        2,207,925
-----------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Series 1998 A Refunding First Mortgage RB
  6.50%, 07/01/16(a)                               500          483,060
-----------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A Refunding Residential
  Care Facility RB
  6.50%, 06/01/22(a)                               750          802,035
-----------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); Series
  2005 A First Mortgage Residential Care
  Facilities RB
  5.50%, 09/01/34(a)                               750          752,257
-----------------------------------------------------------------------

AIM HIGH INCOME MUNICIPAL FUND


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Lynchburg (City of) Industrial Development
  Authority (The Summit); Series 2002 A
  Residential Care Facility Mortgage RB
  6.25%, 01/01/28(a)                            $  500     $    512,775
-----------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority
  (Fort Norfolk Retirement Community, Inc.-
  Harbor's Edge Project); Series 2004 A First
  Mortgage Retirement Community RB
  6.00%, 01/01/25(a)                               500          516,825
-----------------------------------------------------------------------
  6.13%, 01/01/35(a)                             1,100        1,135,442
-----------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes); Series 2003 A Residential Care
  Facilities RB
  7.38%, 12/01/23(a)                               500          558,645
-----------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2005 Asset-Backed RB
  5.50%, 06/01/26(a)                               500          513,345
-----------------------------------------------------------------------
  5.63%, 06/01/37(a)                             2,250        2,307,240
=======================================================================
                                                              9,789,549
=======================================================================

WASHINGTON-0.22%

Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series 2005
  RB
  5.50%, 12/01/30(a)                               750          770,865
=======================================================================

WISCONSIN-4.05%

Badger Tobacco Asset Securitization Corp.;
  Series 2002 Tobacco Settlement Asset-Backed
  RB
  6.13%, 06/01/27(a)                             2,215        2,344,267
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium,
  Inc. Project); Series 2005 A RB
  5.63%, 08/01/25(a)                             2,000        2,008,200
-----------------------------------------------------------------------
  5.75%, 08/01/35(a)                             1,815        1,820,009
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project); Series 2004 A RB
  6.50%, 08/15/26(a)                               250          267,960
-----------------------------------------------------------------------
  6.75%, 08/15/34(a)                               950        1,029,401
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003 RB
  7.13%, 01/15/22(a)                             1,120        1,193,808
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Community
  Rehabilitation Providers Facilities
  Acquisition Program); Series 1998 RB
  6.88%, 12/01/23(a)                            $  200     $    210,784
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place,
  Inc. Project); Series 2004 RB
  6.00%, 12/01/24(a)                               500          512,475
-----------------------------------------------------------------------
  6.13%, 12/01/34(a)                             1,000        1,020,000
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/09(a)(c)(d)                       1,250        1,363,787
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A RB
  7.00%, 12/01/31(a)                               250          258,828
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30(a)                             1,000        1,093,010
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project); Series 2003 RB
  6.00%, 07/01/15(a)                               100          104,098
-----------------------------------------------------------------------
  6.13%, 07/01/16(a)                               150          156,713
-----------------------------------------------------------------------
  6.63%, 07/01/28(a)                               750          786,338
=======================================================================
                                                             14,169,678
=======================================================================

WYOMING-0.15%

Teton (County of) Hospital District (Saint
  John's Medical Center); Series 2002
  Hospital RB
  6.75%, 12/01/22(a)                               500          533,410
=======================================================================
TOTAL INVESTMENTS-98.76% (Cost $334,036,202)                345,158,125
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.24%                           4,322,858
=======================================================================
NET ASSETS-100.00%                                         $349,480,983
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr   - Senior
VRD  - Variable Rate Demand

AIM HIGH INCOME MUNICIPAL FUND

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $343,979,125, which represented 98.43% of the Fund's Net Assets. See
    Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $3,694,811, which represented 1.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Security subject to the alternative minimum tax.
(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is rate in effect on March 31, 2006.
(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at March 31, 2006, was $683,520, which represented 0.20% of the Fund's Net Assets.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $683,520, which represented 0.20% of the Fund's Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $334,036,202)      $345,158,125
===========================================================
Receivables for:
  Investments sold                                  365,000
-----------------------------------------------------------
  Fund shares sold                                  842,348
-----------------------------------------------------------
  Interest                                        6,233,819
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               39,436
-----------------------------------------------------------
Other assets                                         24,067
===========================================================
    Total assets                                352,662,795
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,004,049
-----------------------------------------------------------
  Fund shares reacquired                            247,119
-----------------------------------------------------------
  Dividends                                         643,625
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 49,077
-----------------------------------------------------------
Accrued distribution fees                           137,980
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,236
-----------------------------------------------------------
Accrued transfer agent fees                          26,747
-----------------------------------------------------------
Accrued operating expenses                           68,979
===========================================================
    Total liabilities                             3,181,812
===========================================================
Net assets applicable to shares outstanding    $349,480,983
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $351,675,533
-----------------------------------------------------------
Undistributed net investment income                (107,529)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (13,208,944)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities                                     11,121,923
===========================================================
                                               $349,480,983
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $247,296,313
___________________________________________________________
===========================================================
Class B                                        $ 45,421,773
___________________________________________________________
===========================================================
Class C                                        $ 56,762,897
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          27,569,353
___________________________________________________________
===========================================================
Class B                                           5,058,599
___________________________________________________________
===========================================================
Class C                                           6,326,199
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.97
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.97 divided by
      95.25%)                                  $       9.42
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.98
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.97
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $18,021,587
=========================================================================

EXPENSES:

Advisory fees                                                   1,884,984
-------------------------------------------------------------------------
Administrative services fees                                       92,258
-------------------------------------------------------------------------
Custodian fees                                                     14,904
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         535,471
-------------------------------------------------------------------------
  Class B                                                         480,703
-------------------------------------------------------------------------
  Class C                                                         519,053
-------------------------------------------------------------------------
Transfer agent fees                                               162,620
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          24,341
-------------------------------------------------------------------------
Other                                                             283,897
=========================================================================
    Total expenses                                              3,998,231
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (1,514,184)
=========================================================================
    Net expenses                                                2,484,047
=========================================================================
Net investment income                                          15,537,540
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from Investment securities              (587,339)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    6,527,185
=========================================================================
Net gain from investment securities                             5,939,846
=========================================================================
Net increase in net assets resulting from operations          $21,477,386
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 15,537,540    $  9,483,945
------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities               (587,339)     (2,738,157)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   6,527,185       3,618,908
==========================================================================================
    Net increase in net assets resulting from operations        21,477,386      10,364,696
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (11,133,947)     (6,195,517)
------------------------------------------------------------------------------------------
  Class B                                                       (2,178,384)     (2,361,558)
------------------------------------------------------------------------------------------
  Class C                                                       (2,320,323)     (1,151,589)
==========================================================================================
    Decrease in net assets resulting from distributions        (15,632,654)     (9,708,664)
==========================================================================================
Share transactions-net:
  Class A                                                      110,505,800      37,926,121
------------------------------------------------------------------------------------------
  Class B                                                       (2,111,842)      1,224,371
------------------------------------------------------------------------------------------
  Class C                                                       22,703,084      14,710,348
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              131,097,042      53,860,840
==========================================================================================
    Net increase in net assets                                 136,941,774      54,516,872
==========================================================================================

NET ASSETS:

  Beginning of year                                            212,539,209     158,022,337
==========================================================================================
  End of year (including undistributed net investment income
    of $(107,529) and $(12,415), respectively)                $349,480,983    $212,539,209
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high a level of current income that is exempt from federal income taxes.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM HIGH INCOME MUNICIPAL FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. LOWER-RATED SECURITIES -- The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust had entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                               0.60%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                 0.55%
-------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                 0.50%
-------------------------------------------------------------------------
Over $1.5 billion                                                0.45%
_________________________________________________________________________
=========================================================================


    AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.55%, 1.30% and 1.30% of average daily net assets, respectively. Effective April 1, 2006, AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.65%, 1.40% and 1.40% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2006, AIM waived fees of $1,499,960.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,660.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $92,258.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended March 31, 2006, the Fund paid AISI $162,620.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended March 31, 2006, the Class A, Class B and Class C shares paid $535,471, $480,703 and $519,053, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are

AIM HIGH INCOME MUNICIPAL FUND

deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2006, ADI advised the Fund that it retained $164,963 in front-end sales commissions from the sale of Class A shares and $5,640, $32,258 and $37,116 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $11,564.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $4,815 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM HIGH INCOME MUNICIPAL FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
---------------------------------------------------------------------------------------
Distributions paid from ordinary income-tax exempt            $15,632,654    $9,708,664
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     43,728
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments             11,121,383
----------------------------------------------------------------------------
Temporary book/tax differences                                      (152,778)
----------------------------------------------------------------------------
Capital loss carryforward                                        (12,842,931)
----------------------------------------------------------------------------
Post-October Capital loss deferral                                  (363,952)
----------------------------------------------------------------------------
Shares of beneficial interest                                    351,675,533
============================================================================
Total net assets                                                $349,480,983
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales, the treatment of bond premiums and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2007                                                   $    11,394
-----------------------------------------------------------------------------
March 31, 2008                                                       995,895
-----------------------------------------------------------------------------
March 31, 2009                                                     3,558,416
-----------------------------------------------------------------------------
March 31, 2010                                                     3,255,459
-----------------------------------------------------------------------------
March 31, 2011                                                       972,821
-----------------------------------------------------------------------------
March 31, 2012                                                     1,072,111
-----------------------------------------------------------------------------
March 31, 2013                                                     2,599,981
-----------------------------------------------------------------------------
March 31, 2014                                                       376,854
=============================================================================
Total capital loss carryforward                                  $12,842,931
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2006 was $177,834,924 and $46,445,243, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $13,916,936
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,795,553)
===============================================================================
Net unrealized appreciation of investment securities               $11,121,383
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $334,036,742.

AIM HIGH INCOME MUNICIPAL FUND

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

    Effective August 5, 2005, the Fund is offered on a limited basis to certain investors.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                       2006(a)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     16,412,872    $146,400,389     7,312,242    $ 63,728,286
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        907,455       8,092,871       979,400       8,502,043
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,468,145      30,910,153     2,141,353      18,712,926
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        682,811       6,105,016       349,115       3,033,614
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         95,517         854,541       109,354         949,368
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        153,210       1,370,226        80,868         702,804
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        202,313       1,809,673       147,549       1,283,329
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (202,145)     (1,809,673)     (147,389)     (1,283,329)
======================================================================================================================
Reacquired:
  Class A                                                     (4,907,340)    (43,809,278)   (3,473,425)    (30,119,108)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,035,598)     (9,249,581)     (800,836)     (6,943,711)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,072,717)     (9,577,295)     (544,009)     (4,705,382)
======================================================================================================================
                                                              14,704,523    $131,097,042     6,154,222    $ 53,860,840
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM HIGH INCOME MUNICIPAL FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                2006           2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.76       $   8.73    $  8.64    $  8.59    $  8.59
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47           0.51       0.51       0.54       0.55(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.21           0.04       0.10       0.03      (0.01)
======================================================================================================================
    Total from investment operations                              0.68           0.55       0.61       0.57       0.54
======================================================================================================================
Less dividends from net investment income                        (0.47)         (0.52)     (0.52)     (0.52)     (0.54)
======================================================================================================================
Net asset value, end of period                                $   8.97       $   8.76    $  8.73    $  8.64    $  8.59
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   7.92%          6.51%      7.30%      6.81%      6.41%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $247,296       $132,996    $94,657    $77,998    $70,873
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.56%(c)       0.55%      0.55%      0.55%      0.55%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(c)       1.08%      1.07%      1.05%      1.07%
======================================================================================================================
Ratio of net investment income to average net assets              5.18%(c)       5.83%      5.91%      6.22%      6.26%(a)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             16%            12%        12%        14%        30%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $214,188,283.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.77       $  8.74    $  8.65    $  8.60    $  8.61
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.40          0.44       0.45       0.47       0.48(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.21          0.05       0.10       0.04      (0.02)
====================================================================================================================
    Total from investment operations                             0.61          0.49       0.55       0.51       0.46
====================================================================================================================
Less dividends from net investment income                       (0.40)        (0.46)     (0.46)     (0.46)     (0.47)
====================================================================================================================
Net asset value, end of period                                $  8.98       $  8.77    $  8.74    $  8.65    $  8.60
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  7.12%         5.73%      6.51%      6.02%      5.47%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,422       $46,429    $45,026    $42,699    $35,811
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.31%(c)      1.30%      1.30%      1.30%      1.31%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.78%(c)      1.83%      1.82%      1.80%      1.83%
====================================================================================================================
Ratio of net investment income to average net assets             4.43%(c)      5.08%      5.16%      5.47%      5.50%(a)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            16%           12%        12%        14%        30%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $48,070,294.

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.77       $  8.74    $  8.65    $  8.60    $  8.61
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.40          0.44       0.45       0.47       0.48(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.20          0.05       0.10       0.04      (0.02)
====================================================================================================================
    Total from investment operations                             0.60          0.49       0.55       0.51       0.46
====================================================================================================================
Less dividends from net investment income                       (0.40)        (0.46)     (0.46)     (0.46)     (0.47)
====================================================================================================================
Net asset value, end of period                                $  8.97       $  8.77    $  8.74    $  8.65    $  8.60
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  7.01%         5.73%      6.51%      6.02%      5.47%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $56,763       $33,114    $18,339    $13,496    $11,292
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.31%(c)      1.30%      1.30%      1.30%      1.31%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.78%(c)      1.83%      1.82%      1.80%      1.83%
====================================================================================================================
Ratio of net investment income to average net assets             4.43%(c)      5.08%      5.16%      5.47%      5.50%(a)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            16%           12%        12%        14%        30%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $51,905,347.

AIM HIGH INCOME MUNICIPAL FUND


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

AIM HIGH INCOME MUNICIPAL FUND
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
*

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM HIGH INCOME MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM High Income Municipal Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM High Income Municipal Fund, (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

AIM HIGH INCOME MUNICIPAL FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

AIM High Income Municipal Fund Class A, Class B and Class C paid ordinary dividends in the amount of $0.4707, $0.4047 and $0.4047 per share, respectively, during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006 are 98.98%, 99.78%, 99.93% and 99.78%, respectively.

AIM HIGH INCOME MUNICIPAL FUND

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.; Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM HIGH INCOME MUNICIPAL FUND

As of March 31, 2006





The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and   N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

    DOMESTIC EQUITY                              SECTOR EQUITY                               AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                         DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                          AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                       FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
    INTERNATIONAL/GLOBAL EQUITY              Premier Portfolio
                                             Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund           =======================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Small Company Fund(1)      THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM Trimark Fund                             ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $411 billion in assets under management. Data as of March 31, 2006.

AIMinvestments.com              HIM-AR-1                A I M Distributors, Inc.

                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management              --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                        AIM TAX-EXEMPT CASH FUND
                                  Annual Report to Shareholders o March 31, 2006


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM TAX-EXEMPT CASH FUND SEEKS TO EARN THE HIGHEST LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES THAT IS CONSISTENT WITH
THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of March 31, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                           OTHER INFORMATION                           The Fund provides a complete list of its
                                                                                          holdings four times in each fiscal
o Investor Class shares are closed to         o The Fund is not managed to track the      year, at the quarter-ends. For the second
most investors. For more information on       performance of any particular index,        and fourth quarters, the lists appear in
who may continue to invest in Investor        including the indexes defined here, and     the Fund's semiannual and annual reports
Class shares, please see the prospectus.      consequently, the performance of the        to shareholders. For the first and third
                                              Fund may deviate significantly from the     quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND      performance of the indexes.                 the Securities and Exchange Commission
                                                                                          (SEC) on Form N-Q. The most recent list
o Foreign securities and securities           o A direct investment cannot be made in     of portfolio holdings is available at
which carry foreign credit exposure have      an index. Unless otherwise indicated,       AIMinvestments.com. From our home
additional risks, including relatively        index results include reinvested            page, click on Products &
low market liquidity; decreased publicly      dividends, and they do not reflect sales    Performance, then Mutual Funds, then Fund
available information about issuers;          charges or fund expenses.                   Overview. Select your Fund from the
inconsistent and potentially less                                                         drop-down menu and click on Complete
stringent accounting, auditing and                                                        Quarterly Holdings. Shareholders can
financial reporting requirements and                                                      also look up the Fund's Forms N-Q on the
standards of practice comparable to                                                       SEC's Web site at sec.gov. Copies of the
those applicable to domestic issuers;                                                     Fund's Forms N-Q may be reviewed and
expropriation, nationalization or other                                                   copied at the SEC's Public Reference
adverse political or economic                                                             Room at 450 Fifth Street, N.W.,
developments; and the difficulty of                                                       Washington, D.C. 20549-0102. You can
enforcing obligations in other                                                            obtain information on the operation of
countries. Investments in foreign                                                         the Public Reference Room, including
securities may also be subject to                                                         information about duplicating fee
dividend withholding or confiscatory                                                      charges, by calling 202-942-8090 or
taxes, currency blockage and/or transfer                                                  800-732-0330, or by electronic request at
restrictions.                                                                             the following e-mail address:
                                                                                          publicinfo@sec.gov. The SEC file numbers
o The following factors could reduce the                                                  for the Fund are 811-07890 and 33-77242.
Fund's income and/or share price:
sharply rising or falling interest                                                        A description of the policies and
rates; downgrades of credit rating or                                                     procedures that the Fund uses to
defaults of any of the Fund's holdings;                                                   determine how to vote proxies relating
the inability to sell Fund securities at                                                  to portfolio securities is available
a fair price within a reasonable time;                                                    without charge, upon request, from our
events adversely affecting the banking                                                    Client Services department at
industry, and regulatory developments                                                     800-959-4246 or on the AIM Web
relating to the banking industry or the                                                   site, AIMinvestments.com. On the home
financial services industry; risks                                                        page, scroll down and click on AIM Funds
generally associated with investments in                                                  Proxy Policy. The information is also
the banking industry, such as interest                                                    available on the SEC Web site, sec.gov.
rate risk and credit risk.
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                   ACSXX
                                                                                          Investor Class Shares            TEIXX
                                                                                          ========================================


================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

================================================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
================================================================================

AIMinvestments.com

AIM TAX EXEMPT CASH FUND



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[PHOTO OF           Having completed a year of transition and change at AIM
BRUCE L.            Funds--as well as my first full year as your board's
CROCKETT]           independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board
BRUCE L. CROCKETT   makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

   In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

   The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


Sincerely,

/S/ BRUCE L. CROCKETT
-----------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board



May 17, 2006

AIM TAX EXEMPT CASH FUND


                    DEAR FELLOW SHAREHOLDERS:

[PHOTO OF]          This is the annual report on the performance of AIM
ROBERT H.           Tax-Exempt Cash Fund for the fiscal year ended March 31,
GRAHAM]             2006. The table on page 3 shows the seven-day yields (and
                    their taxable equivalents) for the Fund's two share classes
ROBERT H. GRAHAM    as of that date. At the close of the fiscal year, the Fund's weighted average maturity stood at 21 days and its total net assets were $52.2 million.
[PHOTO OF
PHILIP              HOW WE INVEST
TAYLOR]
                    We seek to provide a high level of tax-exempt income as is
PHILIP TAYLOR       consistent with preservation of capital and maintenance of liquidity. We invest in high-quality, short-term municipal obligations, focusing on three key elements:

o  Safety, or preservation of capital, through rigorous credit analysis

o Liquidity, through a combination of short-term cash management vehicles and selective use of longer maturity investments

o  Yield that is exempt from federal income tax

   The portfolio's structure depends to some extent on the supply and availability of municipal securities. Liquidity is managed using daily and weekly variable-rate demand notes. We may sell securities when there has been a negative change in an issuer's credit quality or because we achieve a higher yield elsewhere.

   Keep in mind that money market funds like AIM Tax-Exempt Cash Fund strive to preserve the value of an investment by maintaining a $1.00 per share net asset value. However, the Fund's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised its federal funds target rate steadily during the 12 months covered by this report. It raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

   Changes in the federal funds target rate are reflected relatively quickly in yields on money market funds and other short-term investments--including AIM Tax-Exempt Cash Fund. The seven-day SEC yield on the Fund's Class A shares rose from 1.29% at the beginning of the fiscal year to 2.19% at its close. (The taxable equivalent seven-day SEC yield on the Fund's Class A shares rose from 1.98% at the beginning of the fiscal year to 3.37% at its close.)

AIM TAX EXEMPT CASH FUND


IN CLOSING

Effective April 17, 2006, Philip Taylor assumed the leadership of North American Retail Distribution for AMVESCAP PLC, the parent company of AIM Investments --Registered Trademark-- and AIM Trimark Investments in Canada. As president and vice chair of AIM Funds, I would personally like to congratulate Phil on his new role with our organization. Phil has been chief executive officer of AIM Trimark, one of Canada's largest and most successful investment management firms, since January 2002. He will be relocating to AIM's offices in Houston, Texas. All of us at AIM are looking forward to working with Phil.

   Mark Williamson, former chief executive officer and president of AIM Investments, will continue to serve AIM and AMVESCAP in various capacities for the remainder of 2006. We want to take this opportunity to thank Mark for his many contributions to fund shareholders and our company. He joined AIM during a very challenging period. Mark has been instrumental in enhancing our investment process, improving our company's departmental structure and deepening relationships with our clients.

   We are pleased to send you this report on your investment in AIM Tax-Exempt Cash Fund. AIM Investments is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM                                 /s/ PHILIP TAYLOR

Robert H. Graham                                     Philip Taylor
President & Vice Chair, AIM Funds                    CEO, AIM Investments
Chair, AIM Investments

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.


==================================================================================================
AIM TAX-EXEMPT CASH FUND SEVEN-DAY SEC YIELDS
As of 3/31/06

                              7-DAY      TAXABLE      7-DAY SEC YIELD   TAXABLE EQUIVALENT
                               SEC      EQUIVALENT      HAD FEES NOT      7-DAY SEC YIELD
                              YIELD       7-DAY         BEEN WAIVED       HAD FEES NOT
                                        SEC YIELD*     AND/OR EXPENSES     BEEN WAIVED
                                                         REIMBURSED      AND/OR EXPENSES
                                                                            REIMBURSED*
Class A Shares                2.19%     3.37%          2.04%              3.14%

Investor Class Shares         2.29      3.52           2.29               3.52


*Based on the highest personal income tax rate in effect on March 31, 2006 (35%).

Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, on Class A shares, yields would have been lower, as shown above.
==================================================================================================

========================================     The number of days to maturity of each
PORTFOLIO COMPOSITION BY MATURITY            holding is determined in accordance with
In days, as of 3/31/06                       the provisions of Rule 2a-7 under the
                                             Investment Company Act of 1940, as
1-7                               83.2%      amended.

8-30                               1.0

31-60                              3.3

61-90                              6.5

91-120                             1.1

121-180                            2.0

181+                               2.9
========================================

AIM TAX-EXEMPT CASH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,         The hypothetical account values and
                                             to estimate the expenses that you paid      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your         actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an    expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =    may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the       ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading       and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During       5% hypothetical example with the
dollars) of investing in the Fund and to     Period" to estimate the expenses you        5% hypothetical examples that appear in
compare these costs with ongoing costs       paid on your account during this period.    the shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                       Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                         in the table are meant to highlight your
period and held for the entire period                                                    ongoing costs only. Therefore, the
October 1, 2005, through March 31, 2006.     The table below also provides               hypothetical information is useful in
                                             information about hypothetical account      comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based      not help you determine the relative
                                             on the Fund's actual expense ratio and      total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

====================================================================================================================================
                                                                                               HYPOTHETICAL
                                                       ACTUAL                     (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING            ENDING               EXPENSES        ENDING              EXPENSES        ANNUALIZED
 SHARE              ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS                (10/1/05)         (3/31/06)(1)            PERIOD(2)      (3/31/06)            PERIOD(2)         RATIO
   A                  $1,000.00           $1,010.40              $4.91         $1,020.04            $4.94              0.98%
Investor               1,000.00            1,010.90               4.41          1,020.54             4.43              0.88

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

====================================================================================================================================


                                                                                             [ARROW
                                                                                             BUTTON   For More Information Visit
                                                                                             IMAGE]   AIMinvestments.com


AIM TAX-EXEMPT CASH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided       o Meeting with the Fund's portfolio
Funds (the "Board") oversees the             by AIM. The Board reviewed the                 managers and investment personnel. With
management of AIM Tax-Exempt Cash Fund       credentials and experience of the              respect to the Fund, the Board is
(the "Fund") and, as required by law,        officers and employees of AIM who will         meeting periodically with such Fund's
determines annually whether to approve       provide investment advisory services to        portfolio managers and/or other
the continuance of the Fund's advisory       the Fund. In reviewing the                     investment personnel and believes that
agreement with A I M Advisors, Inc.          qualifications of AIM to provide               such individuals are competent and able
("AIM"). Based upon the recommendation       investment advisory services, the Board        to continue to carry out their
of the Investments Committee of the          reviewed the qualifications of AIM's           responsibilities under the Advisory
Board, at a meeting held on June 30,         investment personnel and considered such       Agreement.
2005, the Board, including all of the        issues as AIM's portfolio and product
independent trustees, approved the           review process, AIM's legal and                o Overall performance of AIM. The Board
continuance of the advisory agreement        compliance function, AIM's use of              considered the overall performance of
(the "Advisory Agreement") between the       technology, AIM's portfolio                    AIM in providing investment advisory and
Fund and AIM for another year, effective     administration function and the quality        portfolio administrative services to the
July 1, 2005.                                of AIM's investment research. Based on         Fund and concluded that such performance
                                             the review of these and other factors,         was satisfactory.
   The Board considered the factors          the Board concluded that the quality of
discussed below in evaluating the            services to be provided by AIM was             o Fees relative to those of clients of
fairness and reasonableness of the           appropriate and that AIM currently is          AIM with comparable investment
Advisory Agreement at the meeting on         providing satisfactory services in             strategies. The Board reviewed the
June 30, 2005 and as part of the Board's     accordance with the terms of the               advisory fee rate for the Fund under the
ongoing oversight of the Fund. In their      Advisory Agreement.                            Advisory Agreement. The Board noted that
deliberations, the Board and the                                                            this rate was higher than the advisory
independent trustees did not identify        o The performance of the Fund relative         fee rate for an institutional money
any particular factor that was               to comparable funds. The Board reviewed        market fund advised by AIM with
controlling, and each trustee attributed     the performance of the Fund during the         investment strategies comparable to
different weights to the various             past one, three and five calendar years        those of the Fund. The Board also noted
factors.                                     against the performance of funds advised       the "all-in" nature of the advisory fee
                                             by other advisors with investment              for such institutional money market
   One of the responsibilities of the        strategies comparable to those of the          fund, whereby AIM pays all of such
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's          fund's ordinary operating expenses. The
independent of AIM and AIM's affiliates,     performance in such periods was below          Board also noted that Based on this
is to manage the process by which the        the median performance of such                 review, the Board concluded that the
Fund's proposed management fees are          comparable funds. Based on this review         advisory fee rate for the Fund under the
negotiated to ensure that they are           and after taking account of all of the         Advisory Agreement was fair and
negotiated in a manner which is at arm's     other factors that the Board considered        reasonable.
length and reasonable. To that end, the      in determining whether to continue the
Senior Officer must either supervise a       Advisory Agreement for the Fund, the           o Fees relative to those of comparable
competitive bidding process or prepare       Board concluded that no changes should         funds with other advisors. The Board
an independent written evaluation. The       be made to the Fund and that it was not        reviewed the advisory fee rate for the
Senior Officer has recommended an            necessary to change the Fund's portfolio       Fund under the Advisory Agreement. The
independent written evaluation in lieu       management team at this time. However,         Board compared effective contractual
of a competitive bidding process and,        due to the Fund's under-performance, the       advisory fee rates at a common asset
upon the direction of the Board, has         Board also concluded that it would be          level and noted that the Fund's rate was
prepared such an independent written         appropriate for management and the Board       below the median rate of the funds
evaluation. Such written evaluation also     to continue to closely monitor the             advised by other advisors with
considered certain of the factors            performance of the Fund.                       investment strategies comparable to
discussed below. In addition, as                                                            those of the Fund that the Board
discussed below, the Senior Officer made     o The performance of the Fund relative         reviewed. Based on this review, the
certain recommendations to the Board in      to indices. The Board reviewed the             Board concluded that the advisory fee
connection with such written evaluation.     performance of the Fund during the past        rate for the Fund under the Advisory
                                             one, three and five calendar years             Agreement was fair and reasonable.
   The discussion below serves as a          against the performance of the Lipper
summary of the Senior Officer's              Tax Exempt Money Market Index.* The            o Expense limitations and fee waivers.
independent written evaluation and           Board noted that the Fund's performance        The Board noted that there were no fee
recommendations to the Board in              for the one and three year periods was         waivers or expense limitations currently
connection therewith, as well as a           below the performance of such Index and        in effect for the Fund. The Board
discussion of the material factors and       comparable to such Index for the five          concluded that no such waivers or
the conclusions with respect thereto         year period. Based on this review and          limitations were necessary at this time
that formed the basis for the Board's        after taking account of all of the other       because the Fund's overall expense ratio
approval of the Advisory Agreement.          factors that the Board considered in           was comparable to the median expense
After consideration of all of the            determining whether to continue the            ratio of the funds advised by other
factors below and based on its informed      Advisory Agreement for the Fund, the           advisors with investment strategies
business judgment, the Board determined      Board concluded that no changes should         comparable to those of the Fund that the
that the Advisory Agreement is in the        be made to the Fund and that it was not        Board reviewed.
best interests of the Fund and its           necessary to change the Fund's portfolio
shareholders and that the compensation       management team at this time. However,         o Breakpoints and economies of scale.
to AIM under the Advisory Agreement is       due to the Fund's under-performance, the       The Board reviewed the structure of the
fair and reasonable and would have been      Board also concluded that it would be          Fund's advisory fee under the Advisory
obtained through arm's length                appropriate for management and the Board       Agreement, noting that it does not
negotiations.                                to continue to closely monitor the             include any breakpoints. The Board
                                             performance of the Fund.                       considered whether it would be
o The nature and extent of the advisory                                                     appropriate to add advisory fee
services to be provided by AIM. The                                                         breakpoints for the Fund or whether, due
Board reviewed the services to be                                                           to the nature of the Fund and the
provided by AIM under the Advisory                                                          advisory fee structures of comparable
Agreement. Based on such review, the                                                        funds, it was reasonable to structure
Board concluded that the range of                                                           the advisory fee without breakpoints.
services to be provided by AIM under the                                                    Based on this review, the Board
Advisory Agreement was appropriate and                                                      concluded that it was not necessary to
that AIM currently is providing services                                                    add advisory fee breakpoints to the
in accordance with the terms of the                                                         Fund's advisory fee schedule. The Board
Advisory Agreement.                                                                         reviewed the level of the Fund's
                                                                                            advisory fees, and noted that such fees,
                                                                                            as a percent-

*The unmanaged Lipper Tax Exempt Money Market Index represents an average of the
 30 largest tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                     (Continued)

AIM TAX-EXEMPT CASH FUND


age of the Fund's net assets, would          o Profitability of AIM and its                 o Other factors and current trends. In
remain constant under the Advisory           affiliates. The Board reviewed                 determining whether to continue the
Agreement because the Advisory Agreement     information concerning the profitability       Advisory Agreement for the Fund, the
does not include any breakpoints. The        of AIM's (and its affiliates')                 Board considered the fact that AIM,
Board concluded that the Fund's fee          investment advisory and other activities       along with others in the mutual fund
levels under the Advisory Agreement          and its financial condition. The Board         industry, is subject to regulatory
therefore would not reflect economies of     considered the overall profitability of        inquiries and litigation related to a
scale.                                       AIM, as well as the profitability of AIM       wide range of issues. The Board also
                                             in connection with managing the Fund.          considered the governance and compliance
o Investments in affiliated money market     The Board noted that AIM's operations          reforms being undertaken by AIM and its
funds. The Board also took into account      remain profitable, although increased          affiliates, including maintaining an
the fact that uninvested cash and cash       expenses in recent years have reduced          internal controls committee and
collateral from securities lending           AIM's profitability. Based on the review       retaining an independent compliance
arrangements (collectively, "cash            of the profitability of AIM's and its          consultant, and the fact that AIM has
balances") of the Fund may be invested       affiliates' investment advisory and            undertaken to cause the Fund to operate
in money market funds advised by AIM         other activities and its financial             in accordance with certain governance
pursuant to the terms of an SEC              condition, the Board concluded that the        policies and practices. The Board
exemptive order. The Board found that        compensation to be paid by the Fund to         concluded that these actions indicated a
the Fund may realize certain benefits        AIM under its Advisory Agreement was not       good faith effort on the part of AIM to
upon investing cash balances in AIM          excessive.                                     adhere to the highest ethical standards,
advised money market funds, including a                                                     and determined that the current
higher net return, increased liquidity,      o Benefits of soft dollars to AIM. The         regulatory and litigation environment to
increased diversification or decreased       Board considered the benefits realized         which AIM is subject should not prevent
transaction costs. The Board also found      by AIM as a result of brokerage                the Board from continuing the Advisory
that the Fund will not receive reduced       transactions executed through "soft            Agreement for the Fund.
services if it invests its cash balances     dollar" arrangements. Under these
in such money market funds. The Board        arrangements, brokerage commissions paid
noted that, to the extent the Fund           by other funds advised by AIM are used
invests in affiliated money market           to pay for research and execution
funds, AIM has voluntarily agreed to         services. This research may be used by
waive a portion of the advisory fees it      AIM in making investment decisions for
receives from the Fund attributable to       the Fund. The Board concluded that such
such investment. The Board further           arrangements were appropriate.
determined that the proposed securities
lending program and related procedures       o AIM's financial soundness in light of
with respect to the lending Fund is in       the Fund's needs. The Board considered
the best interests of the lending Fund       whether AIM is financially sound and has
and its respective shareholders. The         the resources necessary to perform its
Board therefore concluded that the           obligations under the Advisory
investment of cash collateral received       Agreement, and concluded that AIM has
in connection with the securities            the financial resources necessary to
lending program in the money market          fulfill its obligations under the
funds according to the procedures is in      Advisory Agreement.
the best interests of the lending Fund
and its respective shareholders.             o Historical relationship between the
                                             Fund and AIM. In determining whether to
o Independent written evaluation and         continue the Advisory Agreement for the
recommendations of the Fund's Senior         Fund, the Board also considered the
Officer. The Board noted that, upon          prior relationship between AIM and the
their direction, the Senior Officer of       Fund, as well as the Board's knowledge
the Fund, who is independent of AIM and      of AIM's operations, and concluded that
AIM's affiliates, had prepared an            it was beneficial to maintain the
independent written evaluation in order      current relationship, in part, because
to assist the Board in determining the       of such knowledge. The Board also
reasonableness of the proposed               reviewed the general nature of the
management fees of the AIM Funds,            non-investment advisory services
including the Fund. The Board noted that     currently performed by AIM and its
the Senior Officer's written evaluation      affiliates, such as administrative,
had been relied upon by the Board in         transfer agency and distribution
this regard in lieu of a competitive         services, and the fees received by AIM
bidding process. In determining whether      and its affiliates for performing such
to continue the Advisory Agreement for       services. In addition to reviewing such
the Fund, the Board considered the           services, the trustees also considered
Senior Officer's written evaluation and      the organizational structure employed by
the recommendation made by the Senior        AIM and its affiliates to provide those
Officer to the Board that the Board          services. Based on the review of these
consider implementing a process to           and other factors, the Board concluded
assist them in more closely monitoring       that AIM and its affiliates were
the performance of the AIM Funds. The        qualified to continue to provide
Board concluded that it would be             non-investment advisory services to the
advisable to implement such a process as     Fund, including administrative, transfer
soon as reasonably practicable.              agency and distribution services, and
                                             that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS

March 31, 2006

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------
MUNICIPAL
  OBLIGATIONS-98.42%

ALABAMA-9.35%

Montgomery (City of)
  Industrial Development
  Board (Industrial
  Partners Project);
  Series 1989, Refunding
  VRD IDR (LOC-SunTrust
  Bank)
  3.27%, 01/01/07(b)(c)      --      Aa2    $      220   $   220,000
--------------------------------------------------------------------
Oxford (City of); Series
  2003, Unlimited Tax VRD
  GO Wts. (LOC-Branch
  Banking & Trust Co.)
  3.27%, 07/01/15(b)(c)      --    VMIG-1        4,665     4,665,000
====================================================================
                                                           4,885,000
====================================================================

ALASKA-1.36%

Alaska (State of)
  Industrial Development &
  Export Authority
  (Safeway Inc. Projects);
  Series 1991, Refunding
  VRD IDR (LOC-Deutsche
  Bank A.G.)
  3.25%,
  06/01/06(b)(d)(e)(f)       A-1     --            710       710,000
====================================================================

ARIZONA-0.46%

Arizona (State of) Board
  of Regents (Northern
  Arizona University
  System); Series 2002,
  Refunding RB (INS-
  Financial Guaranty
  Insurance Co.)
  4.00%, 06/01/06(g)         AAA     Aaa           240       240,379
====================================================================

COLORADO-2.54%

Arvada (City of); Series
  2001, Water Enterprise
  VRD RB (INS-Financial
  Securities Assurance
  Inc.)
  3.35%, 11/01/20(g)(h)     A-1+     --            800       800,000
--------------------------------------------------------------------
Jefferson (County of)
  Section 14 Metropolitan
  District; Series 2000,
  Refunding Unlimited Tax
  GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/06(b)(e)      AA      --            520       525,509
====================================================================
                                                           1,325,509
====================================================================

DISTRICT OF COLUMBIA-3.88%

District of Columbia
  (Resources for the
  Future Inc.); Series
  1998, VRD RB
  (LOC-Citibank N.A.)
  (Acquired 01/03/06; Cost
  $2,025,000)
  3.23%,
  08/01/29(b)(c)(i)(j)       --      --          2,025     2,025,000
====================================================================

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------

FLORIDA-1.53%

Seminole (County of)
  Industrial Development
  Authority (Florida
  Living Nursing); Series
  1991, Multi-Modal Health
  Facilities VRD IDR
  (LOC-Bank of America,
  N.A.)
  3.37%, 02/01/11(b)(c)      --    VMIG-1   $      800   $   800,000
====================================================================

GEORGIA-9.19%

Burke (County of)
  Development Authority
  (Oglethorpe Power
  Corp.); Series 2005 B,
  Commercial Paper PCR
  (INS-Ambac Assurance
  Corp.)
  3.22%, 04/05/06(g)        A-1+   VMIG-1        1,500     1,500,000
--------------------------------------------------------------------
Floyd (County of)
  Development Authority
  (Shorter College
  Project); Series 1998,
  VRD RB (LOC-SunTrust
  Bank)
  3.32%, 06/01/17(b)(c)     A-1+     --          2,100     2,100,000
--------------------------------------------------------------------
Tallapoosa (City of)
  Development Authority
  (U.S. Can Co. Project);
  Series 1994, Refunding
  VRD IDR (LOC-Deutsche
  Bank A.G.)
  3.45%, 02/01/15(b)(c)(f)   A-1     --          1,200     1,200,000
====================================================================
                                                           4,800,000
====================================================================

ILLINOIS-4.33%

Illinois (State of)
  Development Finance
  Authority (Institute of
  Gas Technology Project);
  Series 1999, VRD IDR
  (LOC-Harris N.A.)
  3.25%, 09/01/24(b)(c)     A-1+     --          1,900     1,900,000
--------------------------------------------------------------------
University of Illinois
  Auxiliary Facilities
  System; Series 1996,
  Prerefunded RB
  5.20%, 10/01/06(e)(k)      AAA     Aaa           350       360,184
====================================================================
                                                           2,260,184
====================================================================

INDIANA-1.91%

Indiana (State of)
  Facility Financing
  Authority (Stone Belt
  Arc, Inc. Project);
  Series 2005, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.45%, 02/01/25(b)(c)      --    VMIG-1        1,000     1,000,000
====================================================================

IOWA-3.25%

Iowa (State of) Finance
  Authority (YMCA
  Project); Series 2000,
  Economic Development VRD
  RB (LOC-Wells Fargo
  Bank, N.A.)
  3.29%, 06/01/10(b)(c)(j)   --      --          1,700     1,700,000
====================================================================

AIM TAX-EXEMPT CASH FUND

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------

KENTUCKY-1.50%

Ewing (City of) Kentucky
  Area Development
  District Financing Trust
  (Lease Acquisition
  Program); Series 2000,
  VRD RB (LOC-Wachovia
  Bank, N.A.)
  3.28%, 06/01/33(b)(c)     A-1+     --     $      281   $   281,000
--------------------------------------------------------------------
University of Kentucky;
  Series 2004 P, Q and R
  (Second Series),
  Consolidated Educational
  Buildings Refunding RB
  (INS-Financial Security
  Assurance Inc.)
  3.00%, 05/01/06(g)         --      Aaa           500       500,149
====================================================================
                                                             781,149
====================================================================

MASSACHUSETTS-1.34%

Hudson (Town of); Series
  2005, Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  4.00%, 05/01/06(g)         AAA     Aaa           700       700,743
====================================================================

MICHIGAN-3.44%

Detroit (City of); Series
  2005 A, Refunding
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 04/01/06(g)         AAA     Aaa           685       685,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Pooled Projects);
  Series 1996 B, RB
  5.80%, 04/01/06(e)(k)      AAA     Aaa           500       510,000
--------------------------------------------------------------------
Michigan (State of);
  Series 2005 A, Unlimited
  Tax GO Notes
  4.50%, 09/29/06           SP-1+   MIG-1          600       603,550
====================================================================
                                                           1,798,550
====================================================================

NEVADA-1.93%

Clark (County of) School
  District; Series 1996
  Limited Tax GO
  6.00%, 06/15/06(e)(k)      AAA     Aaa           500       508,156
--------------------------------------------------------------------
  Series 2001 F Limited
  Tax GO (INS-Financial
  Security Assurance Inc.)
  5.00%, 06/15/06(g)         AAA     Aaa           500       502,203
====================================================================
                                                           1,010,359
====================================================================

NEW MEXICO-5.74%

New Mexico (State of)
  Hospital Equipment Loan
  Council (Dialysis
  Clinic, Inc. Project);
  Series 2000, VRD RB
  (LOC-SunTrust Bank)
  3.24%, 07/01/25(b)(c)      --    VMIG-1        3,000     3,000,000
====================================================================

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------

NORTH CAROLINA-0.48%

Charlotte (City of);
  Series 2002 A, Unlimited
  Tax GO
  4.50%, 07/01/06            AAA     Aaa    $      250   $   250,927
====================================================================

NORTH DAKOTA-6.89%

Fargo (City of) (Cass Oil
  Co. Project); Series
  1984, Commercial
  Development VRD RB
  (LOC-U.S. Bank N.A.)
  3.34%, 12/01/14(b)(c)     A-1+     --          3,600     3,600,000
====================================================================

OHIO-8.82%

Lorain (County of) (EMH
  Regional Medical Center
  Project); Series 2001,
  Hospital Facilities VRD
  RB (LOC-National City
  Bank)
  3.25%, 05/01/26(b)(c)(j)   --      --          3,505     3,505,000
--------------------------------------------------------------------
Loveland (City of) School
  District; Series 2005,
  Limited TAN GO (INS-
  Financial Security
  Assurance Inc.)
  4.00%, 06/01/06(g)         AAA     Aaa           700       701,551
--------------------------------------------------------------------
Ohio (State of) Air
  Quality Development
  Authority (Timken Co.
  Project); Series 2001,
  Multi-Modal
  Interchangeable Rate Air
  Quality Development
  Refunding VRD RB
  (LOC-Fifth Third Bank)
  3.35%, 11/01/25(b)(c)     A-1+   VMIG-1          400       400,000
====================================================================
                                                           4,606,551
====================================================================

OKLAHOMA-0.96%

Tulsa (County of)
  Industrial Authority;
  Series 2003 A, Capital
  Improvements VRD RB
  3.13%, 05/15/06(d)(e)     A-1+     --            500       500,000
====================================================================

PENNSYLVANIA-5.31%

Franklin (County of)
  Industrial Development
  Authority (Chambersburg
  Hospital Obligated Group
  Projects); Series 2000,
  Health Care VRD IDR
  (INS-Ambac Assurance
  Corp.)
  3.27%, 12/01/24(c)(g)     A-1+     --          2,775     2,775,000
====================================================================

SOUTH CAROLINA-0.96%

Charleston (County of)
  School District
  Development Corp.;
  Series 2005, Unlimited
  TAN GO (CEP-South
  Carolina State
  Department of Education)
  3.75%, 04/13/06            --     MIG-1          500       500,164
====================================================================

AIM TAX-EXEMPT CASH FUND

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------

TENNESSEE-2.78%

Hawkins (County of)
  Industrial Development
  Board (Leggett & Platt
  Inc.); Series 1988 B,
  Refunding VRD IDR
  (LOC-Wachovia Bank,
  N.A.)
  3.33%, 10/01/27(b)(c)(j)   --      --     $    1,450   $ 1,450,000
====================================================================

TEXAS-15.10%

Bexar (County of) Health
  Facilities Development
  Corp. (Warm Springs
  Rehabilitation
  Foundation Project);
  Series 1997, Health Care
  System VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 09/01/27(b)(c)      --    VMIG-1        2,500     2,500,000
--------------------------------------------------------------------
Garland (City of)
  Industrial Development
  Authority Inc. (Carroll
  Co. Project); Series
  1984, VRD IDR (LOC-Wells
  Fargo Bank, N.A.)
  (Acquired 09/12/05 Cost
  $2,800,000)
  3.28%, 12/01/14(b)(c)(i)   --      Aaa         2,800     2,800,000
--------------------------------------------------------------------
Harris (County of)
  Cultural Education
  Facilities Finance Corp.
  (Houston Music Hall
  Foundation-Hobby Center
  for the Performing Arts
  Project); Series 1999,
  VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.45%, 06/01/29(b)(c)     A-1+     --            200       200,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance Corp.
  (Houston Baptist
  University); Series
  2000, Higher Education
  Refunding VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%,
  07/01/20(b)(c)(j)(l)       --      --          1,065     1,065,000
--------------------------------------------------------------------
Houston (City of)
  Independent School
  District (Public
  Property Financial
  Contractual Obligation);
  Series 2003, Limited Tax
  GO
  3.00%, 07/15/06            AA      Aa2           300       300,000
--------------------------------------------------------------------
Texas (State of); Series
  2005, Unlimited Tax TRAN
  GO
  4.50%, 08/31/06           SP-1+   MIG-1        1,015     1,021,272
====================================================================
                                                           7,886,272
====================================================================

                                            PRINCIPAL
                              RATINGS(a)      AMOUNT
                             S&P   MOODY'S    (000)         VALUE
--------------------------------------------------------------------

VIRGINIA-0.54%

Charlottesville (City of)
  Industrial Development
  Authority (Safeway Inc.
  Projects); Series 1991,
  Refunding VRD IDR
  (LOC-Deutsche Bank A.G.
  3.25%,
  06/01/06(b)(d)(e)(f)       A-1     --     $      280   $   280,000
====================================================================

WASHINGTON-2.34%

Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project); Series
  1994, Refunding VRD IDR
  3.25%, 11/01/25(c)(m)     A-1+   VMIG-1          476       476,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia- Willamette
  Project) Series 1999,
  VRD RB (LOC-U.S. Bank,
  N.A.)
  3.29%, 08/01/24(b)(c)(m)  A-1+     --            748       748,000
====================================================================
                                                           1,224,000
====================================================================

WISCONSIN-1.72%

Kimberly (Village of) (Fox
  Cities YMCA Project);
  Series 2002, VRD RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  3.33%, 04/01/32(b)(c)      --    VMIG-1          900       900,000
====================================================================

WYOMING-0.77%

Douglas (City of) (Safeway
  Inc. Projects); Series
  1991, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.)
  3.25%,
  06/01/06(b)(d)(e)(f)       A-1     --            400       400,000
====================================================================
TOTAL INVESTMENTS-98.42%
  (Cost $51,409,787)(n)(o)                                51,409,787
====================================================================
OTHER ASSETS LESS
  LIABILITIES-1.58%                                          823,422
====================================================================
NET ASSETS-100.00%                                       $52,233,209
____________________________________________________________________
====================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
TAN   - Tax Anticipation Notes
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

AIM TAX-EXEMPT CASH FUND

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (k) below. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Germany: 5.0%
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $4,825,000, which represented 9.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(k) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                              PERCENTAGE
   --------------------------------------------------------------------------
   SunTrust Bank                                                      10.2%
   --------------------------------------------------------------------------
   Ambac Assurance Corp.                                               9.5
   --------------------------------------------------------------------------
   U.S. Bank, N.A.                                                     9.3
   --------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                           9.1
   --------------------------------------------------------------------------
   Branch Banking & Trust Co.                                          8.9
   --------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                                              8.6
   --------------------------------------------------------------------------
   National City Bank                                                  6.7
   --------------------------------------------------------------------------
   Financial Securities Assurance Inc.                                 6.1
   --------------------------------------------------------------------------
   Deutsche Bank A.G.                                                  5.0
   --------------------------------------------------------------------------
   Other Entities Less than 5%                                        25.0
   __________________________________________________________________________
   ==========================================================================

(o) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-EXEMPT CASH FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $51,409,787)        $51,409,787
-----------------------------------------------------------
Receivables for:
  Investments sold                                  300,000
-----------------------------------------------------------
  Fund shares sold                                  294,684
-----------------------------------------------------------
  Interest                                          294,490
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               61,120
-----------------------------------------------------------
Other assets                                         20,682
===========================================================
     Total assets                                52,380,763
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             34,177
-----------------------------------------------------------
  Dividends                                           3,137
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           66,869
-----------------------------------------------------------
Accrued distribution fees                             3,117
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,382
-----------------------------------------------------------
Accrued transfer agent fees                           1,735
-----------------------------------------------------------
Accrued operating expenses                           35,137
===========================================================
     Total liabilities                              147,554
===========================================================
Net assets applicable to shares outstanding     $52,233,209
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $52,211,677
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $52,233,209
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $37,828,263
___________________________________________________________
===========================================================
Investor Class                                  $14,404,946
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          37,821,061
___________________________________________________________
===========================================================
Investor Class                                   14,429,772
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share for each class                      $      1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-EXEMPT CASH FUND

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $1,601,849
========================================================================

EXPENSES:

Advisory fees                                                    201,877
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     2,886
------------------------------------------------------------------------
Distribution fees -- Class A                                     105,462
------------------------------------------------------------------------
Transfer agent fees                                               79,261
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         17,283
------------------------------------------------------------------------
Registration and filing fees                                      48,655
------------------------------------------------------------------------
Professional services fees                                        50,152
------------------------------------------------------------------------
Other                                                             36,119
========================================================================
    Total expenses                                               591,695
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (67,367)
========================================================================
    Net expenses                                                 524,328
========================================================================
Net investment income                                          1,077,521
========================================================================
Net increase in net assets resulting from operations          $1,077,521
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-EXEMPT CASH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                  2006              2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,077,521      $    539,538
============================================================================================
    Net increase in net assets resulting from operations         1,077,521           539,538
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (774,642)         (387,706)
--------------------------------------------------------------------------------------------
  Investor Class                                                  (302,879)         (151,832)
============================================================================================
                                                                (1,077,521)         (539,538)
============================================================================================
Share transactions-net:
  Class A                                                       (9,085,283)      (28,633,291)
--------------------------------------------------------------------------------------------
  Investor Class                                                (2,810,363)       (2,953,498)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (11,895,646)      (31,586,789)
============================================================================================
    Net increase (decrease) in net assets                      (11,895,646)      (31,586,789)
____________________________________________________________________________________________
============================================================================================

NET ASSETS:

  Beginning of year                                             64,128,855        95,715,644
============================================================================================
  End of year (including undistributed net investment income
    of $21,532 and $21,532, respectively)                     $ 52,233,209      $ 64,128,855
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-EXEMPT CASH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

AIM TAX-EXEMPT CASH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,344.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended March 31, 2006, the Fund paid AISI $79,261.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through June 30, 2007. Pursuant to the Plans, for the year ended March 31, 2006, the Class A shares paid $42,185 after ADI waived Plan fees of $63,277.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $5,723,116, which resulted in net realized gains of $0.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,746.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $3,978 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM TAX-EXEMPT CASH FUND

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006         2005
------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $1,077,521    $539,538
____________________________________________________________________________________
====================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                 2006
-------------------------------------------------------------------------
Undistributed ordinary income -- tax exempt                   $    72,137
-------------------------------------------------------------------------
Temporary book/tax differences                                    (50,605)
-------------------------------------------------------------------------
Shares of beneficial interest                                  52,211,677
=========================================================================
Total net assets                                              $52,233,209
_________________________________________________________________________
=========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of March 31, 2006.

NOTE 8--SHARE INFORMATION

The Fund currently offers two different classes of shares: Class A shares and Investor Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares and Investor Class shares are sold at net asset value.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                                        2006(a)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      44,179,844    $ 44,179,844     59,160,740    $ 59,160,740
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               13,035,687      13,035,687     12,777,660      12,777,660
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         663,775         663,775        341,924         341,924
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  290,845         290,845        146,193         146,193
========================================================================================================================
Reacquired:
  Class A                                                     (53,928,902)    (53,928,902)   (88,135,955)    (88,135,955)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (16,136,895)    (16,136,895)   (15,877,351)    (15,877,351)
========================================================================================================================
                                                              (11,895,646)   $(11,895,646)   (31,586,789)   $(31,586,789)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two individuals that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

AIM TAX-EXEMPT CASH FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.01      0.004       0.01       0.02
--------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.02)        (0.01)    (0.004)     (0.01)     (0.02)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  1.88%         0.72%      0.41%      0.77%      1.84%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $37,828       $46,914    $75,547    $66,342    $54,996
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.94%(b)      0.80%      0.76%      0.79%      0.79%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.09%(b)      1.00%      0.91%      0.94%      0.94%
====================================================================================================================
Ratio of net investment income to average net assets             1.84%(b)      0.68%      0.40%      0.76%      1.85%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)  Ratios are based on average daily net assets of $42,184,835.

                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                          SEPTEMBER 30,
                                                                                              2003
                                                                   YEAR ENDED              (DATE SALES
                                                                    MARCH 31,             COMMENCED) TO
                                                              ---------------------         MARCH 31,
                                                               2006          2005             2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00          $  1.00
-------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.01            0.002
-------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.02)        (0.01)          (0.002)
=======================================================================================================
Net asset value, end of period                                $  1.00       $  1.00          $  1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                                  1.98%         0.82%            0.23%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,405       $17,215          $20,169
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                          0.84%(b)      0.70%(c)         0.67%(d)
=======================================================================================================
Ratio of net investment income to average net assets             1.94%(b)      0.78%            0.49%(d)
_______________________________________________________________________________________________________
=======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $15,494,488.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.
(d)  Annualized.

AIM TAX-EXEMPT CASH FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

AIM TAX-EXEMPT CASH FUND
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TAX-EXEMPT CASH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM Tax-Exempt Cash Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund, (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

AIM TAX-EXEMPT CASH FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006

  AIM Tax-Exempt Cash Fund paid ordinary dividends in the amount of $0.0186 per Class A share and $0.0196 per Investor Class share during its tax year ended March 31, 2006. Of this amount 100% qualified as tax-exempt interest dividends for federal income tax purposes.

  For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 99.91%, 99.91%, 99.89% and 99.90%, respectively.

AIM TAX-EXEMPT CASH FUND

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.; Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))

                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM TAX-EXEMPT CASH FUND

As of March 31, 2006





The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

     DOMESTIC EQUITY                                INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                 AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                    AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                      AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                       AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                              AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund               AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                            Premier U.S.Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                  SECTOR EQUITY                    TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Energy Fund                             AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund             AIM Leisure Fund                                AIM ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
                                             AIM Technology Fund                         AIM Growth Allocation Fund(2)
                                             AIM Utilities Fund                          AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund


                                                                                             DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             ==================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ==================================================================================



* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.
(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $411 billion in assets under management. Data as of March 31, 2006.

AIMinvestments.com                  TEC-AR-1             A I M Distributors,Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash             [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management             --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                  AIM TAX-FREE INTERMEDIATE FUND
                                  Annual Report to Shareholders o March 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

====================================================================================================================================
AIM TAX-FREE INTERMEDIATE FUND SEEKS TO GENERATE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of March 31, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LEHMAN BROTHERS              of the securities in the portfolio as
                                             MUNICIPAL BOND INDEX, which represents       assigned by Nationally Recognized
As of the close of business October 30,      the performance of investment-grade          Statistical Rating Organizations based
2002, Class A shares were closed to new      municipal bonds, is compiled by Lehman       on assessment of the credit quality of
investors.                                   Brothers, a global investment bank.          the individual securities. For non-rated
                                                                                          securities in the portfolio the credit
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The MERRILL LYNCH 3-7 YEAR MUNICIPAL       quality rating is assigned by A I M
                                             INDEX is a domestic bond index that          Advisors, Inc. using similar criteria.
o U.S. Treasury securities such as           holds investment-grade municipal bonds
bills, notes and bonds offer a high          with maturities that range between 3 and     o The returns shown in management's
degree of safety, and they guarantee the     7 years.                                     discussion of Fund performance are based
payment of principal and any applicable                                                   on net asset values calculated for
interest if held to maturity. Fund           o The Fund is not managed to track the       shareholder transactions. Generally
shares are not insured, and their value      performance of any particular index,         accepted accounting principles require
and yield will vary with market              including the indexes defined here, and      adjustments to be made to the net assets
conditions.                                  consequently, the performance of the         of the Fund at period end for financial
                                             Fund may deviate significantly from the      reporting purposes, and as such, the net
o Interest rate increases will cause the     performance of the indexes.                  asset values for shareholder
price of a debt security to decrease.                                                     transactions and the returns based on
The longer a debt security's duration,       o A direct investment cannot be made in      those net asset values may differ from
the more sensitive it is to this risk.       an index. Unless otherwise indicated,        the net asset values and returns
                                             index results include reinvested             reported in the Financial Highlights.
o A municipality may default or              dividends, and they do not reflect sales
otherwise be unable to honor a financial     charges. Performance of an index of          The Fund provides a complete list of its
obligation.                                  funds reflects fund expenses;                holdings four times in each fiscal
                                             performance of a market index does not.      year, at the quarter-ends. For the second
o Revenue bonds are generally not backed                                                  and fourth quarters, the lists appear in
by the taxing power of the issuing           OTHER INFORMATION                            the Fund's semiannual and annual reports
municipality.                                                                             to shareholders. For the first and third
                                             o Revenue bonds are issued to finance        quarters, the Fund files the lists with
ABOUT INDEXES USED IN THIS REPORT            public-works projects and are supported      the Securities and Exchange Commission
                                             directly by the project's revenues.          (SEC) on Form N-Q. The most recent list
o The unmanaged LIPPER INTERMEDIATE          General obligation (GO) bonds are backed     of portfolio holdings is available at
MUNICIPAL DEBT FUND INDEX represents an      by the full faith and credit (including      AIMinvestments.com. From our home page,
average of the 30 largest                    the taxing and further borrowing power)      click on Products & Performance, then
intermediate-term municipal-bond funds       of a state or municipality. Revenue          Mutual Funds, then Fund Overview. Select
tracked by Lipper Inc., an independent       bonds often are considered more              your Fund from the drop-down menu and
mutual fund performance monitor.             attractive, since many public-works          click on Complete Quarterly Holdings.
                                             projects (water and sewer improvements,      Shareholders can also look up the Fund's
o The unmanaged STANDARD & POOR'S            for example) are necessities, and demand     Forms N-Q on the SEC's Web site at
COMPOSITE INDEX OF 500 STOCKS (the S&P       for them remains constant regardless of      sec.gov. Copies of the Fund's Forms N-Q
500(R) Index) is an index of common          economic conditions. Shareholders may        may be reviewed and copied at the SEC's
stocks frequently used as a general          benefit from their consistent income in      Public Reference Room at 450 Fifth
measure of U.S. stock market                 the event of an economic slowdown.           Street, N.W., Washington, D.C. 20549-0102.
performance.                                 Escrowed and pre-refunded bonds are          You can obtain information on the
                                             bonds whose repayment is guaranteed by       operation of the Public Reference
o The unmanaged LEHMAN BROTHERS U.S.         the funds from a second bond issue,          Room, including information about
AGGREGATE BOND INDEX (the Lehman             which are usually invested in U.S.           duplicating fee charges, by calling
Aggregate), which represents the U.S.        Treasury bonds.                              202-942-8090 or 800-732-0330, or by
investment-grade fixed-rate bond market                                                   electronic request at the following
(including government and corporate          o The average credit quality of the          e-mail address: publicinfo@sec.gov. The
securities, mortgage pass-through            Fund's holdings as of the close of the       SEC file numbers for the Fund are
securities and asset-backed securities),     reporting period represents the weighted     811-07890 and 33-66242.
is compiled by Lehman Brothers, a global     average quality rating
investment bank.                                                                          A description of the policies and
                                                                                          procedures that the Fund uses to
o The unmanaged MSCI WORLD INDEX is a                                                     determine how to vote proxies relating
group of global securities tracked by                                                     to portfolio securities is available
Morgan Stanley Capital International.                                                     without charge, upon request, from our
                                                                                          Client Services department at
                                                                                          800-959-4246 or on the AIM Web site,
                                                                                          AIMinvestments.com. On the home page,
                                                                                          scroll down and click on

                                                                                          Continued on page 6



=====================================================================================      =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                   AITFX
=====================================================================================      Class A3 Shares                  ATFAX
                                                                                           =========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================



AIMinvestments.com

AIM TAX-FREE INTERMEDIATE FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns, including rising fuel costs, weighed
[PHOTO OF           on investors' minds during the fiscal year covered by this
ROBERT H.           report, stocks posted gains for the period. The S&P 500
GRAHAM]             Index, frequently cited as a benchmark for U.S. stock market performance, returned 11.72%. Results for international
ROBERT H. GRAHAM    stocks were more impressive, with the MSCI World Index
                    gaining 18.02%. Bonds posted more modest gains, as the
                    Lehman Brothers U.S. Aggregate Bond Index returned 2.26%.
[PHOTO OF
PHILIP TAYLOR]      Domestically, small- and mid-cap stocks generally
                    outperformed their large-cap counterparts. Within the S&P
PHILIP TAYLOR       500 Index, energy, financials and telecommunication services were the best-performing sectors. Internationally, emerging markets produced more attractive results than developed markets.

   Bond performance also varied, with high yield bonds and emerging market debt among the better-performing segments of the fixed-income market. Municipal bonds also posted above-average returns for the fiscal year.

   Among the developments that affected markets and the economy during the fiscal year were:

o Hurricane Katrina, which devastated several Gulf Coast states in August, dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy and job growth for this trend.

o The Federal Reserve (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.75% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

For a discussion of the specific market conditions that affected your Fund and how your Fund was managed during the reporting period, please see the management discussion of Fund performance in this report.

PHILIP TAYLOR HEADS NORTH AMERICAN RETAIL DISTRIBUTION

Effective April 17, 2006, Philip Taylor assumed the leadership of North American Retail Distribution for AMVESCAP PLC, the parent company of AIM Investments--Registered Trademark-- and AIM Trimark Investments in Canada. As president and vice chair of AIM Funds, I would personally like to congratulate Phil on his new role with our organization. Phil has been chief executive officer of AIM Trimark, one of Canada's largest and most successful investment management firms, since January 2002. He will be relocating to AIM's offices in Houston, Texas. All of us at AIM are looking forward to working with Phil.

   Mark Williamson, former chief executive officer and president of AIM Investments, will continue to serve AIM and AMVESCAP in various capacities for the remainder of 2006. We want to take this opportunity to thank Mark for his many contributions to fund shareholders and our company. He joined AIM during a very challenging period. Mark has been instrumental in enhancing our investment process, improving our company's departmental structure and deepening relationships with our clients.

YOUR FUND

Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

   We at AIM remain committed to building solutions to help you meet your investment goals. Phil and I thank you for your continued participation in AIM Investments. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

Sincerely,

/s/ ROBERT H. GRAHAM                       /s/ PHILIP TAYLOR
-------------------------------------      -------------------------------------
Robert H. Graham                           Philip Taylor
President & Vice Chair - AIM Funds         CEO, AIM Investments
Chair, AIM Investments

May 17, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TAX-FREE INTERMEDIATE FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
[PHOTO OF           independent chair--I can assure you that shareholder
BRUCE L.            interests are at the forefront of every decision your board
CROCKETT]           makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
BRUCE L. CROCKETT   you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

   In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

   The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

   Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ BRUCE L. CROCKETT
-----------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2006

AIM TAX-FREE INTERMEDIATE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

====================================================================================          We invest primarily in revenue bonds,
PERFORMANCE SUMMARY                                                                        which are municipal bonds issued to
                                             =======================================       finance specific public works, such as
For the fiscal year ended March 31, 2006,    FUND VS. INDEXES                              bridges or sewer systems. Proceeds
and excluding applicable sales charges,                                                    generated by those specific projects are
Class A shares of AIM Tax-Free               TOTAL RETURNS, 3/31/05-3/31/06,               used to pay interest and principal on
Intermediate Fund underperformed its         EXCLUDING APPLICABLE SALES CHARGES. IF        the bonds. We also prefer to invest in
broad market and style-specific indexes,     SALES CHARGES WERE INCLUDED, RETURNS          insured municipal bonds, which offer
the Lehman Brothers Municipal Bond Index     WOULD BE LOWER.                               competitive yields with greater safety
and the Merrill Lynch 3-7 Year                                                             and liquidity than similar uninsured
Municipal Index. We attribute the Fund's     Class A Shares                    1.87%       municipal bonds.
underperformance to investments in high      Class A3 Shares                   1.57
quality, shorter-to-intermediate                                                              We typically purchase and hold
maturity municipals that generally           Lehman Brothers Municipal                     municipal bonds to maturity to avoid
underperformed longer dated, lower rated     Bond Index (Broad Market                      selling-related capital gains. However,
credit quality municipal securities          Index)                            3.81        there are times when we will sell
during the fiscal year. Your Fund                                                          securities based on the following
continued to offer attractive                Merrill Lynch 3-7 Year Municipal              factors:
distribution rates of 4.42% and 4.21%        Index (Style-Specific Index)      2.30
for Class A and Class A3 shares,                                                           o A downgrade in credit quality
respectively.                                Lipper Intermediate Municipal
                                             Debt Fund Index (Peer                         o A decision to shorten or lengthen the
                                             Group Index)                      2.87        Fund's duration

                                             SOURCE: LIPPER INC.                           o A decision to limit or reduce the
                                             =======================================       Fund's exposure to a particular sector
====================================================================================       or issuer

HOW WE INVEST                                bonds. The Fund may not purchase bonds        MARKET CONDITIONS AND YOUR FUND
                                             with more than 10 1/2 years to maturity,
We believe that an actively managed          a restriction intended to help us             The economy continued to expand at a
portfolio of municipal bonds can provide     modestly preserve capital in a rising         moderate pace throughout the fiscal year
a steady stream of tax-exempt income         interest rate environment. In addition,       ended March 31, 2006. Gross domestic
while seeking to protect principal.          we invest only in bonds rated A or            product, generally considered the
Through active management, we strive to      better by major credit-rating agencies;       broadest measure of overall economic
avoid capital gains and ordinary income,     doing so is intended to provide some          activity, grew at an annualized rate of
which are taxable to shareholders, while     protection against credit risk. Finally,      3.5% in 2005 and at an annualized rate
providing competitive income in all          the Fund does not invest in bonds that        of 4.8% in the first quarter of 2006.
market environments.                         pay interest subject to the alternative
                                             minimum tax (AMT).                               In an effort to foster economic growth
   We invest primarily in municipal bonds,                                                 and prevent inflation, the U.S. Federal
which include revenue and general                                                          Reserve Board (the Fed) slowly but
obligation                                                                                 steadily raised its federal funds target
                                                                                           rate throughout the fiscal year. The Fed
                                                                                           raised the rate steadily during the 12
                                                                                           months covered by this report, from
                                                                                           2.75% at
                                                                                                                (continued)
=======================================      ======================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS
By credit quality as of 3/31/06                                                                                    % OF NET
                                                                                         COUPON       MATURITY      ASSETS
        [PIE CHART]
AA                      17.44%               1. District of Columbia                     5.50%        6/1/09        4.0%
A                        4.86%               2. New Jersey (State of)
AAA                     77.70%                  Transportation Trust Fund Authority      5.50         6/15/10       2.3
                                             3. Chicago (City of)                        6.50         12/1/08       2.3
The Fund's holdings are subject to           4. Energy Northwest                         5.50         7/1/11        2.2
change, and there is no assurance that       5. Illinois (State of)                      3.15         8/21/26       1.7
the Fund will continue to hold any
particular security.                         ======================================================================================
=======================================      TOTAL NET ASSETS                                            $370.5 MILLION
                                             TOTAL NUMBER OF HOLDINGS                                               209
                                             AVERAGE CREDIT QUALITY RATING                                          AA+
                                             WEIGHTED AVERAGE MATURITY                                       3.59 YEARS
                                             AVERAGE DURATION                                                2.95 YEARS
                                             ======================================================================================

AIM TAX-FREE INTERMEDIATE FUND

the start of the fiscal year to 4.75% at        The Fund's restriction to bonds with                          RICHARD A. BERRY,
its close. While short-term yields rose      maturities of 10.5 years or less and         [PHOTO OF           Chartered Financial
steadily during the fiscal year in           rated single A or better was a drag on       RICHARD A.          Analyst, senior
response to the Fed's actions, longer        its performance during the period. As        BERRY]              portfolio manager,
term yields did not. As a result, the        mentioned earlier, bonds with longer                             is co-manager of
yield curve flattened significantly. As      maturities and lower credit quality          RICHARD A. BERRY    AIM Tax-Free
the close of the fiscal year approached,     outperformed higher quality bonds with                           Intermediate Fund.
there was widespread expectation that        shorter durations, as well as tobacco                            Mr. Berry joined AIM
the Fed was approaching an end to its        and airline-related bonds, which the                             in 1987 and has been
tightening cycle.                            Fund did not own.                            in the investment industry since 1968.
                                                                                          He has served as president and director
   Led by strong refunding activity in       IN CLOSING                                   of the Dallas Association of Investment
anticipation of higher interest rates,                                                    Analysts, chairman of the board of
total municipal securities issuances set     We were pleased to have provided             regents of the Financial Analysts
a record in calendar year 2005,              positive total returns for the fiscal        Seminar and a trustee of Lancaster
according to the Bond Market Association     year. We also were pleased to protect        Independent School District. He earned
(an international trade association of       shareholders' principal and provide          his B.B.A. and M.B.A. from Texas
broker/dealers and banks in U.S.             shareholders with current income exempt      Christian University.
government and federal agency                from federal taxation. The Fund's assets
securities, municipal securities,            remained invested in a diversified                               STEPHEN D. TURMAN,
mortgage-backed securities, and money        portfolio of municipal bonds rated                               Chartered Financial
market securities). This record supply       single A or better and with relatively       [PHOTO OF           Analyst, senior
did not dampen investor demand, however.     shorter durations than the broad-based       STEPHEN D.          portfolio manager, is
For the year, demand for higher yields       index to manage volatility and risk.         TURMAN              co-manager of AIM
outpaced demand for higher quality                                                                            Tax-Free Intermediate
issues, and longer dated maturities            As always, we appreciate your              STEPHEN D. TURMAN   Fund. Mr. Turman began
outperformed shorter dated securities.       continued participation in AIM Tax-Free                          his career in the
For the year, categories such as airline     Intermediate Fund.                           investment business in 1983 and joined
and tobacco bonds significantly                                                           AIM as a trader in 1985. Prior to joining
outperformed the market as a whole.          The views and opinions expressed in          AIM, he worked in institutional sales.
                                             management's discussion of Fund              Mr. Turman earned a B.B.A. in finance from
   Throughout the year, we continued to      performance are those of A I M Advisors,     The University of Texas at Arlington.
strive to minimize net asset value (NAV)     Inc. These views and opinions are
volatility while maximizing the Fund's       subject to change at any time based on
tax-exempt yield. The NAV ranged from a      factors such as market and economic          Assisted by the Municipal Bond Team
high of $11.29 on June 7, 2005, to a low     conditions. These views and opinions may
of $10.92 on March 31, 2006. One             not be relied upon as investment advice
strategy we used to help manage              or recommendations, or as an offer for a
volatility was to hold a significant         particular security. The information is
portion of the portfolio in premium,         not a complete analysis of every aspect
insured and pre-refunded bonds. Premium      of any market, country, industry,
bonds are bonds selling above their face     security or the Fund. Statements of fact
value; they tend to be more stable in        are from sources considered reliable,
price. The principal and interest            but A I M Advisors, Inc. makes no
payments of an insured bond are secured      representation or warranty as to their
by bond insurance provided by a              completeness or accuracy. Although
specialized insurance company. A             historical performance is no guarantee
pre-refunded bond is secured by an           of future results, these insights may
escrow fund of U.S. Treasury                 help you understand our investment
obligations. At the end of the period,       management philosophy.
about two-thirds of Fund assets were
invested in insured bonds, which usually
offer competitive yields with greater            See important Fund and index
safety and liquidity than uninsured              disclosures inside front cover.                 [RIGHT ARROW GRAPHIC]
bonds. As of March 31, 2006,
approximately 78% of Fund assets were
invested in AAA-rated securities.                                                           For a presentation of your Fund's
                                                                                            long-term performance, please see pages
                                                                                            6 and 7.


AIM TAX-FREE INTERMEDIATE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,         The hypothetical account values and
                                             to estimate the expenses that you paid      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your         actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an    expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =    may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the       ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading       and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During       5% hypothetical example with the
ongoing costs, including management          Period" to estimate the expenses you        5% hypothetical examples that appear in
fees; distribution and/or service fees       paid on your account during this period.    the shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON            Please note that the expenses shown in
understand your ongoing costs (in            PURPOSES                                    the table are meant to highlight your
dollars) of investing in the Fund and to                                                 ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides               any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account      charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based      contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and      redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year    any. Therefore, the hypothetical
October 1, 2005, through March 31, 2006.     before expenses, which is not the Fund's    information is useful in comparing
                                             actual return. The Fund's actual            ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset       you determine the relative total costs
                                             value after expenses for the six months     of owning different funds. In addition,
The table below provides information         ended March 31, 2006, appear in the         if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on page    included, your costs would have been
expenses. You may use the information in     7.                                          higher.
this table,

====================================================================================================================================

                                                  ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES         ENDING            EXPENSES        ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING       EXPENSE
CLASS           (10/1/05)            (3/31/06)(1)           PERIOD(2)       (3/31/06)          PERIOD(2)         RATIO
 A              $1,000.00            $1,004.00               $2.30          $1,022.64           $2.32             0.46%
 A3              1,000.00             1,002.70                3.55           1,021.39            3.58             0.71

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through
    March 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended March 31, 2006, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON   For More Information Visit
                                                                                          IMAGE]   AIMinvestments.com


AIM TAX-FREE INTERMEDIATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 3/31/96


=======================================================================================================
                                       [MOUNTAIN CHART]

                        AIM TAX-FREE       LEHMAN BROTHERS       MERRILL LYNCH      LIPPER INTERMEDIATE
                      INTERMEDIATE FUND-    MUNICIPAL BOND    3-7 YEAR MUNICIPAL      MUNICIPAL DEBT
  DATE                 CLASS A SHARES          INDEX              DEBT INDEX            FUND INDEX

03/31/96                  $ 9900               $10000               $10000               $10000
   04/96                    9895                 9972                 9998                 9982
   05/96                    9909                 9968                 9991                 9982
   06/96                    9959                10077                10032                10044
   07/96                   10017                10167                10127                10132
   08/96                   10029                10165                10142                10136
   09/96                   10097                10308                10210                10229
   10/96                   10165                10424                10304                10329
   11/96                   10290                10615                10424                10482
   12/96                   10274                10570                10411                10453
   01/97                   10314                10590                10434                10480
   02/97                   10374                10688                10508                10558
   03/97                   10328                10546                10403                10450
   04/97                   10378                10634                10424                10505
   05/97                   10497                10795                10547                10629
   06/97                   10577                10910                10669                10726
   07/97                   10764                11213                10851                10959
   08/97                   10708                11107                10782                10875
   09/97                   10808                11239                10895                10990
   10/97                   10848                11311                10935                11043
   11/97                   10889                11378                10978                11086
   12/97                   11018                11544                11087                11228
   01/98                   11118                11663                11173                11322
   02/98                   11120                11667                11188                11328
   03/98                   11131                11677                11205                11335
   04/98                   11072                11624                11159                11282
   05/98                   11205                11808                11303                11434
   06/98                   11246                11854                11333                11473
   07/98                   11277                11884                11373                11499
   08/98                   11422                12068                11537                11665
   09/98                   11536                12219                11646                11791
   10/98                   11558                12219                11670                11794
   11/98                   11590                12262                11683                11820
   12/98                   11623                12292                11747                11858
   01/99                   11759                12439                11886                11991
   02/99                   11708                12384                11844                11927
   03/99                   11720                12401                11854                11925
   04/99                   11753                12432                11894                11958
   05/99                   11712                12360                11846                11888
   06/99                   11575                12182                11711                11726
   07/99                   11650                12226                11808                11781
   08/99                   11608                12128                11811                11727
   09/99                   11652                12133                11808                11734
   10/99                   11588                12002                11782                11652
   11/99                   11686                12129                11856                11751
   12/99                   11634                12038                11824                11698
   01/00                   11580                11985                11802                11646
   02/00                   11636                12124                11851                11736
   03/00                   11801                12389                11963                11904
   04/00                   11747                12315                11929                11854
   05/00                   11693                12251                11926                11805
   06/00                   11949                12576                12166                12048
   07/00                   12084                12751                12307                12186
   08/00                   12230                12947                12437                12337
   09/00                   12209                12880                12415                12301
   10/00                   12312                13020                12504                12403
   11/00                   12359                13119                12557                12463
   12/00                   12587                13443                12799                12713
   01/01                   12748                13576                13025                12859
   02/01                   12784                13620                13036                12901
   03/01                   12877                13742                13160                13000
   04/01                   12763                13594                13075                12883
   05/01                   12890                13741                13222                13016
   06/01                   12960                13833                13299                13096
   07/01                   13099                14038                13441                13254
   08/01                   13273                14269                13662                13454
   09/01                   13295                14221                13654                13435
   10/01                   13420                14390                13772                13564
   11/01                   13274                14269                13614                13423
   12/01                   13151                14134                13564                13322
   01/02                   13391                14378                13794                13515
   02/02                   13560                14551                13971                13667
   03/02                   13263                14265                13620                13418
   04/02                   13577                14544                13981                13679
   05/02                   13640                14632                14076                13753
   06/02                   13812                14787                14221                13894
   07/02                   13967                14978                14402                14055
   08/02                   14122                15158                14576                14184
   09/02                   14362                15490                14771                14431
   10/02                   14188                15233                14618                14212
   11/02                   14124                15169                14590                14153
   12/02                   14416                15489                14934                14434
   01/03                   14403                15450                14901                14382
   02/03                   14575                15666                15113                14580
   03/03                   14573                15676                15083                14576
   04/03                   14659                15779                15173                14669
   05/03                   14947                16148                15445                14967
   06/03                   14896                16081                15392                14896
   07/03                   14480                15518                14997                14447
   08/03                   14580                15634                15144                14553
   09/03                   14948                16094                15530                14926
   10/03                   14858                16013                15438                14854
   11/03                   14934                16180                15522                14973
   12/03                   15023                16314                15565                15062
   01/04                   15074                16407                15637                15119
   02/04                   15254                16653                15854                15330
   03/04                   15162                16595                15770                15235
   04/04                   14889                16202                15439                14917
   05/04                   14849                16143                15391                14898
   06/04                   14874                16201                15448                14935
   07/04                   14992                16415                15590                15084
   08/04                   15215                16744                15864                15333
   09/04                   15241                16832                15891                15381
   10/04                   15307                16977                15976                15464
   11/04                   15199                16838                15857                15340
   12/04                   15306                17043                16018                15490
   01/05                   15321                17202                16014                15557
   02/05                   15255                17145                15955                15490
   03/05                   15162                17037                15853                15375
   04/05                   15299                17306                16032                15577
   05/05                   15340                17429                16098                15666
   06/05                   15409                17537                16170                15742
   07/05                   15341                17458                16083                15659
   08/05                   15410                17635                16200                15794
   09/05                   15384                17516                16165                15713
   10/05                   15336                17410                16084                15631
   11/05                   15372                17493                16122                15694
   12/05                   15428                17644                16221                15802
   01/06                   15472                17691                16255                15843
   02/06                   15487                17810                16286                15911
   03/06                   15441                17686                16217                15818
=======================================================================================================
                                                                                 SOURCE: LIPPER, INC.

Past performance cannot guarantee            taxes a shareholder would pay on Fund         each segment representing a percent
comparable future results.                   distributions or sale of Fund shares.         change in the value of the investment.
                                             Performance of the indexes does not           In this chart, each segment represents a
   The data shown in the chart include       reflect the effects of taxes.                 doubling, or 100% change, in the value
reinvested distributions, applicable                                                       of the investment. In other words, the
sales charges, Fund expenses and                This chart, which is a logarithmic         space between $5,000 and $10,000 is the
management fees. Index results include       chart, presents the fluctuations in the       same size as the space between $10,000
reinvested dividends, but they do not        value of the Fund and its indexes. We         and $20,000.
reflect sales charges. Performance of an     believe that a logarithmic chart is more
index of funds reflects fund expenses        effective than other types of charts in
and management fees; performance of a        illustrating changes in value during the
market index does not. Performance shown     early years shown in the chart. The
in the chart and tables does not reflect     vertical axis, the one that indicates
deduction of                                 the dollar value of an investment, is
                                             constructed with






Continued from inside front cover

AIM Funds Proxy Policy. The information      Web site. Go to AIMinvestments.com,
is also available on the SEC Web site,       access the About Us tab, click on
sec.gov.                                     Required Notices and then click on Proxy
                                             Voting Activity. Next, select the Fund
Information regarding how the Fund voted     from the drop-down menu. The information
proxies related to its portfolio             is also available on the SEC Web site,
securities during the 12 months ended        sec.gov.
June 30,2005,is available at our

AIM TAX-FREE INTERMEDIATE FUND



========================================
AVERAGE ANNUAL TOTAL RETURNS                 OTHER RETURNS ARE THE BLENDED RETURNS OF
                                             THE HISTORICAL PERFORMANCE OF THE FUND'S         THE PERFORMANCE DATA QUOTED REPRESENT
As of 3/31/06,including applicable sales     CLASS A3 SHARES SINCE THEIR INCEPTION         PAST PERFORMANCE AND CANNOT GUARANTEE
charges                                      AND THE RESTATED HISTORICAL PERFORMANCE       COMPARABLE FUTURE RESULTS; CURRENT
                                             OF THE FUND'S CLASS A SHARES (FOR             PERFORMANCE MAY BE LOWER OR HIGHER.
CLASS A SHARES                               PERIODS PRIOR TO THE INCEPTION OF CLASS       PLEASE VISIT AIMINVESTMENTS.COM FOR THE
Inception (5/11/87)              5.43%       A3 SHARES) AT NET ASSET VALUE, ADJUSTED       MOST RECENT MONTH-END PERFORMANCE.
  10 Years                       4.44        TO REFLECT THE RULE 12b-1 FEES                PERFORMANCE FIGURES REFLECT REINVESTED
   5 Years                       3.49        APPLICABLE TO CLASS A3 SHARES.                DISTRIBUTIONS, CHANGES IN NET ASSET
   1 Year                        0.89                                                      VALUE AND THE EFFECT OF THE MAXIMUM
                                                CLASS A SHARE PERFORMANCE REFLECTS THE     APPLICABLE SALES CHARGE UNLESS OTHERWISE
CLASS A3 SHARES                              MAXIMUM 1.00% SALES CHARGE. CLASS A3          STATED. INVESTMENT RETURN AND PRINCIPAL
  10 Years                       4.18%       SHARES DO NOT HAVE A FRONT-END SALES          VALUE WILL FLUCTUATE SO THAT YOU MAY
   5 Years                       3.32        CHARGE OR A CDSC; THEREFORE, PERFORMANCE      HAVE A GAIN OR LOSS WHEN YOU SELL
   1 Year                        1.57        QUOTED IS AT NET ASSET VALUE. THE             SHARES.
========================================     PERFORMANCE OF THE FUND'S SHARE CLASSES
CUMULATIVE TOTAL RETURNS                     WILL DIFFER DUE TO DIFFERENT SALES               HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             CHARGE STRUCTURES AND CLASS EXPENSES.         REIMBURSED EXPENSES FOR CLASS A AND
6 months ended 3/31/06,excluding                                                           CLASS A3 SHARES IN THE PAST, PERFORMANCE
applicable sales charges                                                                   WOULD HAVE BEEN LOWER.

Class A Shares                   0.40%
Class A3 Shares                  0.27
========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS
OCTOBER 31, 2002. RETURNS SINCE THAT
DATE ARE HISTORICAL RETURNS. ALL

===================================================================================
FUND PROVIDES CURRENT INCOME

                     30-DAY          TAXABLE
                   DISTRIBUTION  EQUIVALENT 30-DAY    30-DAY     TAXABLE EQUIVALENT
                      RATE       DISTRIBUTION RATE   SEC YIELD    30-DAY SEC YIELD
Class A Shares        4.42%           6.80%            3.16%          4.86%
Class A3 Shares       4.21            6.48             2.94           4.52

o The Fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price. The Fund's taxable equivalent 30-day distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on March 31, 2006.

o The 30-day SEC yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent 30-day SEC yield is calculated in the same manner as the 30-day SEC yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on
March 31, 2006.
===================================================================================

AIM TAX-FREE INTERMEDIATE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided      o Overall performance of AIM. The Board
Funds (the "Board") oversees the             by AIM. The Board reviewed the                considered the overall performance of
management of AIM Tax-Free Intermediate      credentials and experience of the             AIM in providing investment advisory and
Fund (the "Fund") and, as required by        officers and employees of AIM who will        portfolio administrative services to the
law, determines annually whether to          provide investment advisory services to       Fund and concluded that such performance
approve the continuance of the Fund's        the Fund. In reviewing the                    was satisfactory.
advisory agreement with AIM. Based upon      qualifications of AIM to provide
the recommendation of the Investments        investment advisory services, the Board       o Fees relative to those of clients of
Committee of the Board, at a meeting         reviewed the qualifications of AIM's          AIM with comparable investment
held on June 30, 2005, the Board,            investment personnel and considered such      strategies. The Board noted that AIM
including all of the independent             issues as AIM's portfolio and product         does not serve as an advisor to other
trustees, approved the continuance of        review process, various back office           mutual funds or other clients with
the advisory agreement (the "Advisory        support functions provided by AIM and         investment strategies comparable to
Agreement") between the Fund and AIM for     AIM's equity and fixed income trading         those of the Fund.
another year, effective July 1, 2005.        operations. Based on the review of these
                                             and other factors, the Board concluded        o Fees relative to those of comparable
   The Board considered the factors          that the quality of services to be            funds with other advisors. The Board
discussed below in evaluating the            provided by AIM was appropriate and that      reviewed the advisory fee rate for the
fairness and reasonableness of the           AIM currently is providing satisfactory       Fund under the Advisory Agreement. The
Advisory Agreement at the meeting on         services in accordance with the terms of      Board compared effective contractual
June 30, 2005 and as part of the Board's     the Advisory Agreement.                       advisory fee rates at a common asset
ongoing oversight of the Fund. In their                                                    level and noted that the Fund's rate was
deliberations, the Board and the             o The performance of the Fund relative        below the median rate of the funds
independent trustees did not identify        to comparable funds. The Board reviewed       advised by other advisors with
any particular factor that was               the performance of the Fund during the        investment strategies comparable to
controlling, and each trustee attributed     past one, three and five calendar years       those of the Fund that the Board
different weights to the various             against the performance of funds advised      reviewed. Based on this review, the
factors.                                     by other advisors with investment             Board concluded that the advisory fee
                                             strategies comparable to those of the         rate for the Fund under the Advisory
   One of the responsibilities of the        Fund. The Board noted that the Fund's         Agreement was fair and reasonable.
Senior Officer of the Fund, who is           performance in such periods was below
independent of AIM and AIM's affiliates,     the median performance of such                o Expense limitations and fee waivers.
is to manage the process by which the        comparable funds. The Board noted that        The Board noted that there were no fee
Fund's proposed management fees are          AIM has acknowledged that the Fund            waivers or expense limitations currently
negotiated to ensure that they are           continues to require a long-term              in effect for the Fund. The Board
negotiated in a manner which is at arm's     solution to its under-performance, and        concluded that no such waivers or
length and reasonable. To that end, the      that management is continuing to closely      limitations were necessary at this time
Senior Officer must either supervise a       monitor the performance of the Fund and       because the Fund's overall expense ratio
competitive bidding process or prepare       analyze various possible long-term            was below the median expense ratio of
an independent written evaluation. The       solutions. Based on this review, the          the funds advised by other advisors with
Senior Officer has recommended an            Board concluded that no changes should        investment strategies comparable to
independent written evaluation in lieu       be made to the Fund and that it was not       those of the Fund that the Board
of a competitive bidding process and,        necessary to change the Fund's portfolio      reviewed.
upon the direction of the Board, has         management team at this time.
prepared such an independent written                                                       o Breakpoints and economies of scale.
evaluation. Such written evaluation also     o The performance of the Fund relative        The Board reviewed the structure of the
considered certain of the factors            to indices. The Board reviewed the            Fund's advisory fee under the Advisory
discussed below. In addition, as             performance of the Fund during the past       Agreement, noting that it includes two
discussed below, the Senior Officer made     one, three and five calendar years            breakpoints. The Board reviewed the
certain recommendations to the Board in      against the performance of the Lipper         level of the Fund's advisory fees, and
connection with such written evaluation.     Intermediate Municipal Fund Index. The        noted that such fees, as a percentage of
                                             Board noted that the Fund's performance       the Fund's net assets, would decrease as
   The discussion below serves as a summary  for the three and five year periods was       net assets increase because the Advisory
of the Senior Officer's independent          comparable to the performance of such         Agreement includes breakpoints. The
written evaluation and recommendations       Index and below such Index for the one        Board noted that, due to the Fund's
to the Board in connection therewith, as     year period.                                  current asset levels and the way in
well as a discussion of the material                                                       which the advisory fee breakpoints have
factors and the conclusions with respect     The Board noted that AIM has                  been structured, the Fund has yet to
thereto that formed the basis for the        acknowledged that the Fund continues to       benefit from the breakpoints. The Board
Board's approval of the Advisory             require a long-term solution to its           concluded that the Fund's fee levels
Agreement. After consideration of all of     under-performance, and that management        under the Advisory Agreement therefore
the factors below and based on its           is continuing to closely monitor the          would reflect economies of scale at
informed business judgment, the Board        performance of the Fund and analyze           higher asset levels and that it was not
determined that the Advisory Agreement       various possible long-term solutions.         necessary to change the advisory fee
is in the best interests of the Fund and     Based on this review, the Board               breakpoints in the Fund's advisory fee
its shareholders and that the                concluded that no changes should be made      schedule.
compensation to AIM under the Advisory       to the Fund and that it was not
Agreement is fair and reasonable and         necessary to change the Fund's portfolio      o Investments in affiliated money market
would have been obtained through arm's       management team at this time.                 funds. The Board also took into account
length negotiations.                                                                       the fact that uninvested cash and cash
                                             o Meeting with the Fund's portfolio           collateral from securities lending
o The nature and extent of the advisory      managers and investment personnel. With       arrangements (collectively, "cash
services to be provided by AIM. The          respect to the Fund, the Board is             balances") of the Fund may be invested
Board reviewed the services to be            meeting periodically with such Fund's         in money market funds advised by AIM
provided by AIM under the Advisory           portfolio managers and/or other               pursuant to the terms of an SEC
Agreement. Based on such review, the         investment personnel and believes that        exemptive order. The Board found that
Board concluded that the range of            such individuals are competent and able       the Fund may realize certain benefits
services to be provided by AIM under the     to continue to carry out their                upon investing cash balances in AIM
Advisory Agreement was appropriate and       responsibilities under the Advisory           advised money market funds, including a
that AIM currently is providing services     Agreement.                                    higher net return, increased liquidity,
in accordance with the terms of the                                                        increased diversification or decreased
Advisory Agreement.                                                                        transaction costs. The Board also found
                                                                                           that the Fund will not receive reduced
                                                                                           services if it invests its

                                                                                                                     (continued)

AIM TAX-FREE INTERMEDIATE FUND

cash balances in such money market           o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
funds. The Board noted that, to the          Board considered the benefits realized        determining whether to continue the
extent the Fund invests in affiliated        by AIM as a result of brokerage               Advisory Agreement for the Fund, the
money market funds, AIM has voluntarily      transactions executed through "soft           Board considered the fact that AIM,
agreed to waive a portion of the             dollar" arrangements. Under these             along with others in the mutual fund
advisory fees it receives from the Fund      arrangements, brokerage commissions paid      industry, is subject to regulatory
attributable to such investment. The         by the Fund and/or other funds advised        inquiries and litigation related to a
Board further determined that the            by AIM are used to pay for research and       wide range of issues. The Board also
proposed securities lending program and      execution services. This research is          considered the governance and compliance
related procedures with respect to the       used by AIM in making investment              reforms being undertaken by AIM and its
lending Fund is in the best interests of     decisions for the Fund. The Board             affiliates, including maintaining an
the lending Fund and its respective          concluded that such arrangements were         internal controls committee and
shareholders. The Board therefore            appropriate.                                  retaining an independent compliance
concluded that the investment of cash                                                      consultant, and the fact that AIM has
collateral received in connection with       o AIM's financial soundness in light of       undertaken to cause the Fund to operate
the securities lending program in the        the Fund's needs. The Board considered        in accordance with certain governance
money market funds according to the          whether AIM is financially sound and has      policies and practices. The Board
procedures is in the best interests of       the resources necessary to perform its        concluded that these actions indicated a
the lending Fund and its respective          obligations under the Advisory                good faith effort on the part of AIM to
shareholders.                                Agreement, and concluded that AIM has         adhere to the highest ethical standards,
                                             the financial resources necessary to          and determined that the current
o Independent written evaluation and         fulfill its obligations under the             regulatory and litigation environment to
recommendations of the Fund's Senior         Advisory Agreement.                           which AIM is subject should not prevent
Officer. The Board noted that, upon                                                        the Board from continuing the Advisory
their direction, the Senior Officer of       o Historical relationship between the         Agreement for the Fund.
the Fund, who is independent of AIM and      Fund and AIM. In determining whether to
AIM's affiliates, had prepared an            continue the Advisory Agreement for the
independent written evaluation in order      Fund, the Board also considered the
to assist the Board in determining the       prior relationship between AIM and the
reasonableness of the proposed               Fund, as well as the Board's knowledge
management fees of the AIM Funds,            of AIM's operations, and concluded that
including the Fund. The Board noted that     it was beneficial to maintain the
the Senior Officer's written evaluation      current relationship, in part, because
had been relied upon by the Board in         of such knowledge. The Board also
this regard in lieu of a competitive         reviewed the general nature of the
bidding process. In determining whether      non-investment advisory services
to continue the Advisory Agreement for       currently performed by AIM and its
the Fund, the Board considered the           affiliates, such as administrative,
Senior Officer's written evaluation and      transfer agency and distribution
the recommendation made by the Senior        services, and the fees received by AIM
Officer to the Board that the Board          and its affiliates for performing such
consider implementing a process to           services. In addition to reviewing such
assist them in more closely monitoring       services, the trustees also considered
the performance of the AIM Funds. The        the organizational structure employed by
Board concluded that it would be             AIM and its affiliates to provide those
advisable to implement such a process as     services. Based on the review of these
soon as reasonably practicable.              and other factors, the Board concluded
                                             that AIM and its affiliates were
o Profitability of AIM and its               qualified to continue to provide
affiliates. The Board reviewed               non-investment advisory services to the
information concerning the profitability     Fund, including administrative, transfer
of AIM's (and its affiliates')               agency and distribution services, and
investment advisory and other activities     that AIM and its affiliates currently
and its financial condition. The Board       are providing satisfactory
considered the overall profitability of      non-investment advisory services.
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO ANNUAL REPORT DATED 3/31/06

AIM TAX-FREE INTERMEDIATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 3/31/06                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      10 Years                           4.55%      THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      5 Years                           3.70       REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   1 Year                            1.91       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        6 Months*                         0.42       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,                                                    SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         * Cumulative total return that has not        OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                    been annualized.                            FULL REPORT FOR INFORMATION ON
                                             ==========================================    COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                           YOUR FUND PROSPECTUS FOR MORE
                                                INSTITUTIONAL CLASS SHARES' INCEPTION      INFORMATION. FOR THE MOST CURRENT
                                             DATE IS JULY 30, 2004. RETURNS SINCE          MONTH-END PERFORMANCE, PLEASE CALL
                                             THAT DATE ARE HISTORICAL RETURNS. ALL         800-451-4246 OR VISIT
                                             OTHER RETURNS ARE BLENDED RETURNS OF          AIMinvestments.com.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE RULE 12b-1 FEES APPLICABLE
                                             TO CLASS A SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS MAY 11, 1987.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM PERFORMANCE
                                             OF OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.
================================
NASDAQ SYMBOL              ATFIX
================================

                                                                                   Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

                                            FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                 TFI-INS-1            A I M Distributors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under       you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses         information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during      To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                  example with the 5% hypothetical examples
with ongoing costs of investing in other                                                   that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown in
entire period October 1, 2005, through       The table below also provides information     the table are meant to highlight your
March 31, 2006.                              about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     March 31, 2006, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                      ACTUAL               (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING            ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
   SHARE             ACCOUNT VALUE       ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING        EXPENSE
   CLASS               (10/1/05)         (3/31/06)(1)        PERIOD(2)         (3/31/06)         PERIOD(2)          RATIO
Institutional          $1,000.00           $1,004.20          $2.05            $1,022.89           $2.07            0.41%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through
    March 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended March 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================


AIMINVESTMENTS.COM                 TFI-INS-1             A I M Distributors,Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2006

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.88%

ALABAMA-2.11%

Alabama (State of) Special Care Facilities
  Financing Authority (Birmingham Charity
  Obligated Group); Series 1997 D Hospital RB
  4.95%, 11/01/07(a)(b)(c)                       NRR      Aaa     $  605     $    614,971
-----------------------------------------------------------------------------------------
Birmingham (City of); Series 2001 B Refunding
  Unlimited Tax GO Wts. (INS-Financial
  Security Assurance Inc.) 5.25%,
  07/01/10(c)(d)                                 AAA      Aaa      1,950        2,068,248
-----------------------------------------------------------------------------------------
Jefferson (County of);
  Series 2000 School Limited Tax GO Wts.
  (INS-Financial Security Assurance Inc.)
  5.05%, 02/15/09(c)(d)                          AAA      Aaa      1,000        1,037,940
-----------------------------------------------------------------------------------------
  Series 2001 A Unlimited Tax GO Wts.
  (INS-Ambac Assurance Corp.) 5.00%,
  04/01/10(c)(d)                                 AAA      Aaa      2,925        3,065,897
-----------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health Group
  Project); Series 1999 A RB (INS-MBIA
  Insurance Corp.)
  5.00%, 07/01/07(c)(d)                          AAA      Aaa      1,000        1,015,420
=========================================================================================
                                                                                7,802,476
=========================================================================================

ALASKA-0.28%

Anchorage (City of); Series 2000 Correctional
  Facilities Lease RB
  (INS-Financial Security Assurance Inc.)
  5.13%, 02/01/09(c)(d)                          AAA      Aaa      1,000        1,038,350
=========================================================================================

AMERICAN SAMOA-0.61%

American Samoa (Territory of); Series 2000
  Refunding Unlimited Tax GO (INS-ACA
  Financial Guaranty Corp.)
  6.00%, 09/01/06(c)(d)                            A       --      1,085        1,093,561
-----------------------------------------------------------------------------------------
  6.00%, 09/01/07(c)(d)                            A       --      1,150        1,179,808
=========================================================================================
                                                                                2,273,369
=========================================================================================

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-2.78%

Arizona (State of) Transportation Board; Sub.
  Series 1993 A Refunding Highway RB
  6.00%, 07/01/08(c)                              AA      Aa2     $  800     $    841,072
-----------------------------------------------------------------------------------------
Gilbert (City of) Public Facilities Municipal
  Property Corp.; Series 2006 RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 07/01/15(c)(d)                          AAA      Aaa      1,750        1,878,362
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #4 (Mesa Project of 1995); Series 1998 E
  Unlimited Tax GO
  5.00%, 07/01/08(a)(b)(c)                       AAA      Aaa      1,900        1,957,855
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements Corp.;
  Series 2001 Refunding Wastewater System Jr.
  Lien RB (INS-Financial Guaranty Insurance
  Co.) 5.25%, 07/01/11(c)(d)                     AAA      Aaa      3,000        3,217,950
-----------------------------------------------------------------------------------------
Pinal (County of) Industrial Development
  Authority (Florence West Prison Project);
  Series 2006 A Correctional Facilities
  Contract RB (INS-ACA Financial Guaranty
  Corp.) 5.25%, 10/01/13(c)(d)                     A       --      1,335        1,413,712
-----------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
  Authority (Yuma Regional Medical Center
  Project); Series 1997 Refunding Hospital RB
  (INS-MBIA Insurance Corp.)
  5.70%, 08/01/06(c)(d)                          AAA      Aaa      1,000        1,006,640
=========================================================================================
                                                                               10,315,591
=========================================================================================

ARKANSAS-1.04%

Little Rock (City of) School District; Series
  2001 C Limited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 02/01/10(c)(d)                           --      Aaa      1,695        1,773,394
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
ARKANSAS-(CONTINUED)

Sebastian (County of) Community Junior
  College District; Series 1997 Refunding &
  Improvement Limited Tax GO
  5.20%, 04/01/07(a)(c)                          NRR      Aaa     $1,000     $  1,015,890
-----------------------------------------------------------------------------------------
University of Arkansas (UAMS Campus); Series
  2006 Various Facilities RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 03/01/16(c)(d)                           --      Aaa      1,000        1,071,790
=========================================================================================
                                                                                3,861,074
=========================================================================================

COLORADO-0.57%

Boulder (County of) Open Space Capital
  Improvement Trust Fund; Series 1998 RB
  5.25%, 12/15/09(c)                             AA-       --      1,000        1,036,250
-----------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 06/15/11(c)(d)                          AAA      Aaa      1,000        1,060,390
=========================================================================================
                                                                                2,096,640
=========================================================================================

CONNECTICUT-0.28%

Connecticut (State of) Resources Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Series 1999 Refunding RB
  (INS-MBIA Insurance Corp.)
  5.13%, 01/01/09(c)(d)                          AAA      Aaa      1,000        1,035,680
=========================================================================================

DISTRICT OF COLUMBIA-7.01%

District of Columbia (Gonzaga College High
  School); Series 1999 RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/09(c)(d)                          AAA      Aaa        510          534,052
-----------------------------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare Group);
  Series 1996 A Refunding Hospital RB
  6.00%, 08/15/06(a)(c)                          AAA      Aaa      1,550        1,564,508
-----------------------------------------------------------------------------------------
  Series 1997 A Refunding Hospital RB
  6.00%, 08/15/07(a)(c)                          AAA      Aaa        500          516,110
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia;
  Series 1993 B-2
  Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/07(c)(d)                          AAA      Aaa     $3,000     $  3,064,140
-----------------------------------------------------------------------------------------
  Series 1993 B-1 Refunding Unlimited Tax GO
  (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(c)(d)                          AAA      Aaa      1,250        1,315,600
-----------------------------------------------------------------------------------------
  Series 1999 B
  Unlimited Tax GO
  5.50%, 06/01/09(a)(c)                          AAA      Aaa        950        1,002,468
-----------------------------------------------------------------------------------------
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/09(c)(d)                          AAA      Aaa     14,160       14,903,117
-----------------------------------------------------------------------------------------
  Refunding Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 5.50%,
  06/01/10(c)(d)                                 AAA      Aaa      1,415        1,507,711
-----------------------------------------------------------------------------------------
Washington Convention Center Authority;
  Series 1998 Sr. Lien Dedicated Tax RB
  (INS-Ambac Assurance Corp.)
  5.25%, 10/01/09(c)(d)                          AAA      Aaa      1,500        1,569,210
=========================================================================================
                                                                               25,976,916
=========================================================================================

FLORIDA-3.94%

Broward (County of) (Wheelabrator South
  Broward Inc.); Series 2001 A Refunding
  Resource Recovery RB
  5.00%, 12/01/07(c)                              AA       A3      2,800        2,854,180
-----------------------------------------------------------------------------------------
  5.50%, 12/01/08(c)                              AA       A3      1,700        1,775,752
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education; Series
  2000 B Lottery RB (INS-Financial Guaranty
  Insurance Co.) 5.75%, 07/01/10(c)(d)           AAA      Aaa      1,000        1,080,090
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventis Health); Series 2005 I
  Hospital RB
  5.00%, 11/16/09(b)(c)                           A+       A2      2,000        2,065,240
-----------------------------------------------------------------------------------------
Miami-Dade (County of) School Board; Series
  2006 B COP (INS-Ambac Assurance Corp.)
  4.75%, 11/01/15(c)(d)                          AAA      Aaa      2,500        2,617,425
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) Solid Waste Authority;
  Series 1997 A
  Refunding RB (INS-Ambac Assurance Corp.)
  5.50%, 10/01/06(c)(d)                          AAA      Aaa     $3,000     $  3,028,230
-----------------------------------------------------------------------------------------
Village Center Community Development
  District; Series 1998 A Refunding
  Recreational RB (INS-MBIA Insurance Corp.)
  5.50%, 11/01/10(c)(d)                          AAA      Aaa      1,105        1,188,405
=========================================================================================
                                                                               14,609,322
=========================================================================================

GEORGIA-1.31%

College Park (City of) Business & Industrial
  Development Authority (Civic Center
  Project); Series 2005 Refunding RB
  (INS-Ambac Assurance Corp.)
  5.00%, 09/01/15(c)(d)                          AAA      Aaa     $1,070     $  1,150,550
-----------------------------------------------------------------------------------------
Dalton (City of); Series 1999 Combined
  Utilities RB
  (INS-Financial Security Assurance Inc.)
  5.75%, 01/01/10(c)(d)                          AAA      Aaa      1,015        1,086,608
-----------------------------------------------------------------------------------------
Georgia (State of); Series 1992 B
  Unlimited Tax GO
  6.30%, 03/01/09(c)                             AAA      Aaa      1,425        1,531,405
-----------------------------------------------------------------------------------------
  6.30%, 03/01/10(c)                             AAA      Aaa      1,000        1,097,510
=========================================================================================
                                                                                4,866,073
=========================================================================================

HAWAII-0.29%

Hawaii (State of); Series 1993 CA Unlimited
  Tax GO
  (INS-MBIA Insurance Corp.)
  5.75%, 01/01/10(c)(d)                          AAA      Aaa      1,000        1,069,820
=========================================================================================

ILLINOIS-8.23%

Chicago (City of) (Central Loop
  Redevelopment); Sub. Series 2000 A Tax
  Increment Allocation RB (INS-ACA Financial
  Guaranty Corp.) 6.50%, 12/01/08(c)(d)            A       --      8,000        8,490,320
-----------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A RB (INS-MBIA Insurance Corp.)
  5.30%, 01/01/08(c)(d)                          AAA      Aaa      1,000        1,022,410
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Chicago (City of) Park District;
  Series 2006 B Limited Tax GO (INS-Financial
  Guaranty Insurance Co.) 5.00%,
  01/01/16(c)(d)                                 AAA      Aaa     $1,000     $  1,069,120
-----------------------------------------------------------------------------------------
  Series 1995 Refunding Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  6.00%, 01/01/07(c)(d)                          AAA      Aaa      2,000        2,035,000
-----------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Series 1996 Refunding Multifamily
  Housing RB (CEP-Federal National Mortgage
  Association) 5.75%, 06/01/06(b)(c)             AAA       --        960          963,696
-----------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
  Management Services); Series 1999 COP
  (INS-Ambac Assurance Corp.)
  4.90%, 07/01/08(c)(d)                          AAA      Aaa      1,000        1,025,070
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB (LOC-Northern
  Trust Co.) 3.15%, 08/21/26(e)(f)              A-1+       --      6,333        6,333,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB (INS-Ambac Assurance
  Corp.)
  5.50%, 08/15/07(c)(d)                          AAA      Aaa      1,580        1,617,541
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); Series 2001 A RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 02/15/09(c)(d)                          AAA      Aaa      1,000        1,031,920
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB
  5.55%, 10/01/06(a)(c)                          AAA      Aaa        255          257,634
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (The Carle Foundation);
  Series 1998 A RB
  5.25%, 07/01/08(a)(b)(c)                       AAA      Aaa     $  585     $    611,337
-----------------------------------------------------------------------------------------
  Series 1998A RB (INS-Ambac Assurance Corp.)
  5.25%, 07/01/09(c)(d)                          AAA      Aaa        415          432,496
-----------------------------------------------------------------------------------------
Illinois (State of); First Series 2001
  Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.25%, 10/01/11(c)(d)                          AAA      Aaa      1,790        1,920,241
-----------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District #10 (Collinsville School
  Building); Series 2001 Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/11(c)(d)                          AAA      Aaa      1,150        1,210,743
-----------------------------------------------------------------------------------------
McHenry (County of) Consolidated School
  District #47 (Crystal Lake); Series 1999
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.) 5.13%, 02/01/10(c)(d)           --      Aaa      1,250        1,296,575
-----------------------------------------------------------------------------------------
Warrenville (City of); Series 2000 Tax
  Increment RB (INS-Financial Security
  Assurance Inc.) 5.25%, 05/01/07(c)(d)          AAA      Aaa      1,170        1,190,346
=========================================================================================
                                                                               30,507,449
=========================================================================================

INDIANA-2.26%

Concord Community Schools Building Corp.;
  Series 2005 Refunding First Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 01/10/13(c)(d)                          AAA       --      1,520        1,613,830
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Daughters of Charity National
  Health Systems Inc.); Series 1997 D RB
  5.00%, 11/01/07(a)(b)(c)                       NRR      Aaa      2,795        2,844,024
-----------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Series 1993 A Highway RB
  (INS-Ambac Assurance Corp.) 5.50%,
  06/01/07(c)(d)                                 AAA      Aaa        855          873,186
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 1999 D RB
  5.10%, 01/01/09(c)                             AAA      Aaa     $  425     $    439,892
-----------------------------------------------------------------------------------------
Richland-Bean Blossom School Building Corp.;
  Series 2001 First Mortgage RB
  5.00%, 07/15/10(a)(c)                          AAA      Aaa      1,045        1,089,569
-----------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
  Building Corp.; Series 2002 First Mortgage
  RB
  5.00%, 07/15/11(a)(c)                          AAA      Aaa      1,420        1,503,297
=========================================================================================
                                                                                8,363,798
=========================================================================================

KANSAS-1.46%

Johnson (County of) Water District #1; Series
  2001 RB
  5.00%, 06/01/11(c)                             AAA      Aaa      1,770        1,877,864
-----------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment Project-
  Area B); Series 2001 Special Obligation RB
  (INS-Ambac Assurance Corp.)
  5.00%, 12/01/09(c)(d)                          AAA      Aaa        930          972,231
-----------------------------------------------------------------------------------------
  5.00%, 12/01/10(c)(d)                          AAA      Aaa        620          653,877
-----------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Series 2001 Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 09/01/11(c)(d)                          AAA      Aaa      1,750        1,890,525
=========================================================================================
                                                                                5,394,497
=========================================================================================

KENTUCKY-0.83%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Series 2001 A
  Refunding Economic Development Road RB
  (INS-Ambac Assurance Corp.)
  5.50%, 07/01/11(c)(d)                          AAA      Aaa      1,000        1,084,450
-----------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB (LOC-U.S. Bank, N.A.)
  3.19%, 04/01/32(e)(f)                           --   VMIG-1      2,004        2,004,000
=========================================================================================
                                                                                3,088,450
=========================================================================================

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------

LOUISIANA-2.96%

Louisiana (State of) Energy & Power Authority
  (Power Project); Series 2000 Refunding RB
  (INS-Financial Security Assurance Inc.)
  5.75%, 01/01/11(c)(d)                          AAA      Aaa     $2,500     $  2,709,425
-----------------------------------------------------------------------------------------
Louisiana (State of) Transportation
  Authority; Series 2005 Sub. Lien Toll BAN
  RB
  5.00%, 09/01/09(c)                              AA      Aa3      1,000        1,038,930
-----------------------------------------------------------------------------------------
Louisiana (State of); Series 1997 A Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.) 6.00%, 04/15/07(c)(d)                     AAA      Aaa      5,000        5,117,400
-----------------------------------------------------------------------------------------
New Orleans (City of); Series 2000
  Certificates of Indebtedness RB
  (INS-Financial Security Assurance Inc.)
  5.50%, 12/01/09(c)(d)                          AAA      Aaa      1,000        1,055,360
-----------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District # 1 (North Oaks Medical Center
  Project); Series 2003 A Refunding Hospital
  RB
  5.38%, 02/01/15(c)                               A       --      1,000        1,045,030
=========================================================================================
                                                                               10,966,145
=========================================================================================

MASSACHUSETTS-2.83%

Massachusetts (State of);
  Series 1997 A Refunding Limited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.75%, 08/01/08(c)(d)                          AAA      Aaa      5,000        5,233,750
-----------------------------------------------------------------------------------------
  Series 2000 A Consumer Lien Limited Tax GO
  5.75%, 02/01/09(c)                              AA      Aa2      5,000        5,267,900
=========================================================================================
                                                                               10,501,650
=========================================================================================

MICHIGAN-1.53%

Detroit (City of); Series 1997 B Refunding
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.38%, 04/01/10(c)(d)                          AAA      Aaa      1,630        1,698,313
-----------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Series 2001 Refunding Unlimited
  Tax GO (CEP-Michigan School Bond Loan Fund)
  5.50%, 05/01/11(c)                              AA      Aa2      1,000        1,077,730
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Series 1995 CC Refunding
  Limited Obligation RB
  (INS-Ambac Assurance Corp.)
  4.85%, 09/01/11(b)(c)(d)                        --      Aaa     $1,000     $  1,039,930
-----------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP (INS-Ambac
  Assurance Corp.)
  5.00%, 02/01/11(c)(d)                          AAA      Aaa        495          523,829
-----------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Series 2001 Refunding &
  Development Tax Allocation RB (INS-MBIA
  Insurance Corp.)
  5.00%, 11/01/10(c)(d)                          AAA      Aaa      1,265        1,334,107
=========================================================================================
                                                                                5,673,909
=========================================================================================

MINNESOTA-1.18%

Osseo (City of) Independent School District
  #279; Series 2001 B Refunding Unlimited Tax
  GO (CEP-Minnesota School District
  Enhancement Program)
  5.00%, 02/01/11(c)                              --      Aa2      1,000        1,044,440
-----------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud Hospital
  Obligated Group); Series 2000 A Health Care
  RB (INS-Financial Security Assurance Inc.)
  5.50%, 05/01/06(c)(d)                           --      Aaa        600          600,714
-----------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Series 2001 A Refunding RB (INS-Ambac
  Assurance Corp.)
  5.50%, 01/01/10(c)(d)                           --      Aaa      1,245        1,323,846
-----------------------------------------------------------------------------------------
  5.50%, 01/01/11(c)(d)                           --      Aaa      1,300        1,399,021
=========================================================================================
                                                                                4,368,021
=========================================================================================

MISSISSIPPI-0.47%

Rankin (County of) School District; Series
  2001 Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 10/01/11(c)(d)                          AAA      Aaa      1,625        1,723,264
=========================================================================================

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-1.00%

Missouri (State of) Health & Educational
  Facilities Authority (Freeman Health
  Systems Project); Series 1998 Health
  Facilities RB (INS-ACA Financial Guaranty
  Corp.)
  4.85%, 02/15/07(c)(d)                            A       --     $1,000     $  1,005,900
-----------------------------------------------------------------------------------------
  5.00%, 02/15/08(c)(d)                            A       --        515          521,906
-----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Saint Luke's
  Episcopal-Presbyterian Hospital); Series
  2001 Health Facilities RB (INS-Financial
  Security Assurance Inc.) 5.25%,
  12/01/09(c)(d)                                 AAA      Aaa      1,000        1,050,750
-----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Series 2001 Educational Facilities RB
  (INS-MBIA Insurance Corp.) 5.00%,
  04/01/11(c)(d)                                  --      Aaa      1,075        1,139,640
=========================================================================================
                                                                                3,718,196
=========================================================================================

NEVADA-0.42%

Nevada (State of); Series 1999 A Capital
  Improvement & Cultural Affairs Limited Tax
  GO
  5.00%, 02/01/10(c)                              AA      Aa1      1,500        1,559,925
=========================================================================================

NEW JERSEY-2.29%

New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10(c)                             AA-       A1      8,020        8,502,082
=========================================================================================

NEW YORK-5.22%

Babylon (Town of); Series 2004 Unlimited Tax
  GO (INS-Ambac Assurance Corp.)
  5.00%, 01/01/15(c)(d)                           --      Aaa      1,000        1,072,320
-----------------------------------------------------------------------------------------
Nassau (County of); Series 1997 V General
  Improvements Unlimited Tax GO (INS-Ambac
  Assurance Corp.) 5.15%, 03/01/07(c)(d)         AAA      Aaa      2,500        2,536,600
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of) Metropolitan
  Transportation Authority (Triborough Bridge
  & Tunnel); Series 1999 A COP (INS-Ambac
  Assurance Corp.)
  5.00%, 01/01/08(c)(d)                          AAA      Aaa     $1,000     $  1,023,680
-----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997 RB
  (INS-Financial Security Assurance Inc.)
  5.50%, 07/01/10(c)(d)                          AAA      Aaa      1,205        1,286,373
-----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mental Health Services); Series 1997 A RB
  6.00%, 02/15/07(a)(b)(c)                       NRR      NRR          5            5,200
-----------------------------------------------------------------------------------------
  6.00%, 08/15/07(c)                             AA-       A1      1,770        1,822,038
-----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University); Series 1997 RB
  6.00%, 07/01/07(a)(c)                          AAA      Aaa      1,275        1,312,447
-----------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Series 1996 A Refunding
  RB (INS-Ambac Assurance Corp.) 5.13%,
  04/01/10(c)(d)                                 AAA      Aaa      5,000        5,123,650
-----------------------------------------------------------------------------------------
New York (State of) Thruway Authority; Series
  1997 D RB
  5.40%, 01/01/07(a)(b)(c)                       NRR      NRR      5,000        5,164,000
=========================================================================================
                                                                               19,346,308
=========================================================================================

NORTH CAROLINA-4.52%

Charlotte (City of); Series 1998 Refunding
  Unlimited Tax GO
  5.25%, 02/01/10(c)                             AAA      Aaa      5,000        5,197,150
-----------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Series 1993 B Refunding Power
  System RB (INS-MBIA Insurance Corp.) 7.00%,
  01/01/08(c)(d)                                 AAA      Aaa      1,000        1,057,610
-----------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency #1 (Catawba); Series 1999 A Electric
  RB (INS-MBIA Insurance Corp.) 6.00%,
  01/01/07(c)(d)                                 AAA      Aaa      4,330        4,405,126
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of); Series 1999 A
  Public Improvements Unlimited Tax GO
  5.25%, 03/01/09(a)(b)(c)                       AAA      NRR     $5,000     $  5,236,750
-----------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C COP
  4.75%, 06/01/11(c)                             AA+      Aa2        795          830,401
=========================================================================================
                                                                               16,727,037
=========================================================================================

NORTH DAKOTA-0.48%

Burleigh (County of) (Medcenter One, Inc.);
  Series 1999 Refunding Health Care RB
  (INS-MBIA Insurance Corp.)
  5.25%, 05/01/09(c)(d)                          AAA      Aaa      1,695        1,768,088
=========================================================================================

OHIO-0.58%

Greene (County of); Series 1996 A Water
  System RB
  5.45%, 12/01/06(a)(c)                          AAA      Aaa        585          592,260
-----------------------------------------------------------------------------------------
Northeast Regional Sewer District; Series
  2005 Refunding Waste Water Improvement RB
  5.00%, 11/15/15(c)                              AA      Aa2      1,000        1,073,320
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Series 1999 Hospital RB
  (INS-Ambac Assurance Corp.) 5.15%,
  11/15/08(c)(d)                                 AAA      Aaa        465          481,968
=========================================================================================
                                                                                2,147,548
=========================================================================================

OKLAHOMA-1.53%

Grady (County of) Industrial Authority;
  Series 1999 Correctional Facilities Lease
  RB (INS-MBIA Insurance Corp.) 5.38%,
  11/01/09(c)(d)                                 AAA      Aaa        285          293,100
-----------------------------------------------------------------------------------------
Grand River Dam Authority; Series 1993
  Refunding RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(c)(d)                          AAA      Aaa      2,000        2,109,240
-----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999 Utility RB (INS-Financial
  Security Assurance Inc.) 5.25%,
  10/01/09(c)(d)                                  --      Aaa        950          999,371
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Norman (City of) Regional Hospital Authority;
  Series 1996 A Refunding Hospital RB
  (INS-MBIA Insurance Corp.) 5.30%,
  09/01/07(c)(d)                                 AAA      Aaa     $1,090     $  1,117,250
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Series 2000 A Pooled Health Facilities RB
  (INS-Ambac Assurance Corp.) 5.25%,
  06/01/08(c)(d)                                 AAA      Aaa        640          660,339
-----------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; Series 2000 First Mortgage Sales
  Tax RB (INS-MBIA Insurance Corp.)
  5.60%, 03/01/10(c)(d)                           --      Aaa        465          483,205
=========================================================================================
                                                                                5,662,505
=========================================================================================

OREGON-1.18%

Grand Ronde Community Confederated Tribes;
  Series 1997 Governmental Facilities &
  Infrastructure Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%, 12/01/07
  (Acquired 12/22/97; Cost
  $1,145,000)(c)(d)(g)                           AAA       --      1,145        1,170,304
-----------------------------------------------------------------------------------------
Multnomah (County of); Series 2000 A Limited
  Tax GO
  5.00%, 04/01/10(c)                              --      Aa2      1,000        1,046,660
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2001 B Unlimited Tax GO
  5.25%, 06/01/11(c)                              AA      Aa2      2,000        2,137,420
=========================================================================================
                                                                                4,354,384
=========================================================================================

PENNSYLVANIA-1.35%

Allegheny (County of) Sanitation Authority;
  Series 2005 A Refunding Sewer RB (INS-MBIA
  Insurance Corp.) 5.00%, 12/01/14(c)(d)         AAA      Aaa      1,000        1,073,260
-----------------------------------------------------------------------------------------
Pennsylvania (State of); First Series 2000
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.50%, 01/15/08(c)(d)                          AAA      Aaa      1,000        1,032,200
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) School District;
  Series 1999 D Refunding Unlimited Tax GO
  (INS-MBIA Insurance Corp.) 5.50%,
  03/01/08(c)(d)                                 AAA      Aaa     $2,000     $  2,068,560
-----------------------------------------------------------------------------------------
State Public School Building Authority
  (Chester Upland School District Project);
  Series 2001 RB
  (INS-Financial Security Assurance Inc.)
  4.80%, 11/15/10(c)(d)                          AAA      Aaa        785          821,604
=========================================================================================
                                                                                4,995,624
=========================================================================================

PUERTO RICO-0.43%

Children's Trust Fund; Series 2000 Tobacco
  Settlement RB
  5.00%, 07/01/08(a)(c)                          AAA      NRR        500          514,140
-----------------------------------------------------------------------------------------
Puerto Rico (Country of) Municipal Finance
  Agency; Series 2005 B Refunding Unlimited
  Tax GO
  (INS-CIFG Assurance North America, Inc.)
  5.00%, 07/01/14(c)(d)                          AAA      Aaa      1,000        1,068,090
=========================================================================================
                                                                                1,582,230
=========================================================================================

RHODE ISLAND-0.24%

Woonsocket (City of); Series 2000 Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.) 5.25%, 10/01/10(c)(d)                      --      Aaa        840          893,752
=========================================================================================

SOUTH CAROLINA-3.10%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP
  5.05%, 02/01/07(a)(c)                          AAA      Aaa      1,835        1,857,020
-----------------------------------------------------------------------------------------
Greenville (County of) School District
  (Building Equity Sooner For Tomorrow);
  Series 2006 Refunding Installment Purchase
  RB
  5.00%, 12/01/13(c)                             AA-      Aa3      1,000        1,053,200
-----------------------------------------------------------------------------------------
  5.00%, 12/01/14(c)                             AA-      Aa3      1,000        1,052,310
-----------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Series 1996 B Refunding Electric RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 01/01/08(c)(d)                          AAA      Aaa      4,000        4,107,080
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Public Service
  Authority; Series 1999 A RB
  (INS-MBIA Insurance Corp.)
  5.50%, 01/01/10(c)(d)                          AAA      Aaa     $1,000     $  1,062,610
-----------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 1999 A RB
  (INS-Ambac Assurance Corp.)
  5.50%, 10/01/09(c)(d)                          AAA      Aaa      1,180        1,250,906
-----------------------------------------------------------------------------------------
South Carolina (State of); Series 2001 B
  Capital Improvements Unlimited Tax GO
  5.50%, 04/01/11(c)                             AA+      Aaa      1,000        1,082,730
=========================================================================================
                                                                               11,465,856
=========================================================================================

SOUTH DAKOTA-1.13%

South Dakota (State of) Building Authority;
  Series 2005 C Refunding RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  09/01/15(c)(d)                                 AAA      Aaa      1,085        1,161,406
-----------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (McKennan Hospital);
  Series 1996 Refunding RB (INS-MBIA
  Insurance Corp.)
  5.40%, 07/01/06(c)(d)                          AAA      Aaa      1,680        1,687,006
-----------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2001 RB (INS-MBIA
  Insurance Corp.) 5.00%, 09/01/09(c)(d)         AAA      Aaa      1,290        1,338,968
=========================================================================================
                                                                                4,187,380
=========================================================================================

TENNESSEE-0.97%

Memphis (City of) Sanitation; Series 2000
  Sewer System RB
  5.35%, 05/01/09(c)                              AA       A2        525          546,871
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.19%, 06/01/15(d)(f)                           --   VMIG-1        958          958,000
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Tennergy Corp.; Series 1999 Gas RB
  4.13%, 06/01/09(a)(c)                          AAA      Aaa     $1,000     $  1,011,020
-----------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
  Series 2002 A Higher Educational Facilities
  Second Program RB (INS-Financial Security
  Assurance Inc.) 5.00%, 05/01/11(c)(d)          AAA      Aaa      1,000        1,061,020
=========================================================================================
                                                                                3,576,911
=========================================================================================

TEXAS-19.52%

Amarillo (City of) Health Facilities Corp.
  (Baptist Saint Anthony's Hospital); Series
  1998 RB (INS-Financial Security Assurance
  Inc.) 5.50%, 01/01/10(c)(d)                     --      Aaa      1,275        1,350,263
-----------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Series 2000 Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.25%,
  02/15/08(c)                                     --      Aaa      1,000        1,028,670
-----------------------------------------------------------------------------------------
Austin (City of); Series 2001 Limited Tax
  Certificates GO
  5.00%, 09/01/11(c)                             AA+      Aa2      1,900        2,007,540
-----------------------------------------------------------------------------------------
Brownsville (City of); Series 2001 Limited
  Tax Certificates GO (INS-Financial Guaranty
  Insurance Co.) 5.25%, 02/15/10(c)(d)           AAA      Aaa      1,055        1,113,289
-----------------------------------------------------------------------------------------
Canadian (City of) River Municipal Water
  Authority; Series 1999 Conjunctive Use
  Contract RB
  5.00%, 02/15/09(a)(b)(c)                       AAA      NRR      2,245        2,326,538
-----------------------------------------------------------------------------------------
  Series 1999 Conjunctive Use Contract RB
  (INS-MBIA Insurance Corp.)
  5.00%, 02/15/10(c)(d)                          AAA       --        410          423,961
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Series 1999 Refunding RB
  5.50%, 10/01/09(c)                             AA+      Aa2      1,500        1,587,615
-----------------------------------------------------------------------------------------
Garland (City of); Series 2001 Limited Tax
  Certificates GO (INS-MBIA Insurance Corp.)
  5.25%, 02/15/11(c)(d)                          AAA      Aaa      2,435        2,594,712
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (Christus Health);
  Series 1999 A RB
  5.38%, 07/01/08(a)(c)                          AAA      Aaa     $  120     $    124,614
-----------------------------------------------------------------------------------------
  Series 1999A
  RB (INS-MBIA Insurance Corp.)
  5.38%, 07/01/08(c)(d)                          AAA      Aaa        880          907,130
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Series 1998
  Hospital RB (INS-Financial Security
  Assurance Inc.) 5.50%, 06/01/09(c)(d)          AAA      Aaa      5,500        5,775,275
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A Hospital
  RB
  5.00%, 10/01/09(c)                              AA      Aa2      1,920        1,978,790
-----------------------------------------------------------------------------------------
Harris (County of)-Houston Sports Authority;
  Series 2001 A Refunding Sr. Lien RB
  (INS-MBIA Insurance Corp.)
  5.50%, 11/15/09(c)(d)                          AAA      Aaa      1,670        1,770,668
-----------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department;
  Series 2001 A Refunding Hotel Occupancy Tax
  Special Revenue RB (INS-Ambac Assurance
  Corp.)
  5.50%, 09/01/10(c)(d)                          AAA      Aaa      3,000        3,212,520
-----------------------------------------------------------------------------------------
  5.50%, 09/01/11(c)(d)                          AAA      Aaa      4,000        4,335,400
-----------------------------------------------------------------------------------------
  Series 2001 B Hotel Occupancy Tax Special
  Revenue RB (INS-Ambac Assurance Corp.)
  5.25%, 09/01/10(c)(d)                          AAA      Aaa      2,865        3,039,106
-----------------------------------------------------------------------------------------
  5.25%, 09/01/11(c)(d)                          AAA      Aaa      2,360        2,529,283
-----------------------------------------------------------------------------------------
  5.50%, 09/01/11(c)(d)                          AAA      Aaa      2,460        2,666,271
-----------------------------------------------------------------------------------------
Houston (City of); Series 2000 Refunding
  Public Improvements Limited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 03/01/09(c)(d)                          AAA      Aaa      1,000        1,050,530
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Series 1999 A Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.20%, 02/15/10(c)      AAA      Aaa     $1,285     $  1,337,878
-----------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Series 1998 Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.38%,
  02/15/08(a)(b)(c)                              AAA      Aaa      1,535        1,584,396
-----------------------------------------------------------------------------------------
Lower Colorado River Authority; Series 1999 B
  Refunding RB (INS-Financial Security
  Assurance Inc.) 6.00%, 05/15/10(c)(d)          AAA      Aaa      1,470        1,582,896
-----------------------------------------------------------------------------------------
Lubbock (City of); Series 1999 Limited Tax
  Certificates GO
  5.00%, 02/15/09(a)(b)(c)                       NRR      NRR        680          705,072
-----------------------------------------------------------------------------------------
McKinney (City of);
  Series 2000 Waterworks & Sewer RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 03/15/09(c)(d)                          AAA      Aaa        685          715,318
-----------------------------------------------------------------------------------------
  5.25%, 03/15/10(c)(d)                          AAA      Aaa        725          756,675
-----------------------------------------------------------------------------------------
  Limited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 08/15/10(c)(d)                          AAA      Aaa        500          524,580
-----------------------------------------------------------------------------------------
North Texas Municipal Water District;
  Series 2001 Water System RB (INS-MBIA
  Insurance Corp.) 5.00%, 09/01/11(c)(d)         AAA      Aaa      1,040        1,099,914
-----------------------------------------------------------------------------------------
  Regional Wastewater RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/12(c)(d)                          AAA      Aaa        825          868,477
-----------------------------------------------------------------------------------------
Plano (City of); Series 2000 Limited Tax GO
  5.13%, 09/01/07(c)                             AAA      Aaa        535          546,214
-----------------------------------------------------------------------------------------
San Antonio (City of);
  Series 1998 A Refunding Limited Tax GO
  5.00%, 02/01/09(a)(b)(c)                       NRR      NRR         10           10,364
-----------------------------------------------------------------------------------------
  5.00%, 02/01/11(c)                             AA+      Aa2      1,490        1,541,792
-----------------------------------------------------------------------------------------
  Series 1994 Electric & Gas RB
  5.00%, 02/01/12(c)                              AA      Aa1      2,375        2,513,581
-----------------------------------------------------------------------------------------
  Series 1998 A Electric & Gas RB
  5.25%, 02/01/10(a)(b)(c)                       AAA      NRR      3,575        3,761,150
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  5.25%, 02/01/10(c)                              AA      Aa1     $5,540     $  5,820,823
-----------------------------------------------------------------------------------------
Southlake (City of);
  Series 2000 E Limited Tax Increment
  Certificates GO (INS-Ambac Assurance Corp.)
  5.00%, 02/15/11(c)(d)                          AAA      Aaa        635          657,187
-----------------------------------------------------------------------------------------
  Series 2000 A Waterworks & Sewer Limited
  Tax Certificates GO (INS-Ambac Assurance
  Corp.)
  5.40%, 02/15/09(c)(d)                          AAA      Aaa        250          261,773
-----------------------------------------------------------------------------------------
  5.45%, 02/15/10(c)(d)                          AAA      Aaa        235          246,252
-----------------------------------------------------------------------------------------
Tarrant (County of) Junior College District;
  Series 1994 Limited Tax GO
  5.05%, 02/15/07(a)(b)(c)                       AAA      Aaa      1,425        1,442,912
-----------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
  2001 B RB
  5.38%, 05/15/09(c)                             AA+      Aa1      1,260        1,321,438
-----------------------------------------------------------------------------------------
Texas Tech University Financing System;
  Series 1999 6 Refunding & Improvement RB
  (INS-Ambac Assurance Corp.)
  5.25%, 02/15/11(c)(d)                          AAA      Aaa      5,000        5,209,700
=========================================================================================
                                                                               72,330,567
=========================================================================================

UTAH-1.76%

Salt Lake (County of) (IHC Health Services
  Inc.); Series 2001 Hospital RB (INS-Ambac
  Assurance Corp.)
  5.50%, 05/15/08(c)(d)                          AAA      Aaa      2,000        2,071,960
-----------------------------------------------------------------------------------------
  5.50%, 05/15/09(c)(d)                          AAA      Aaa      1,000        1,050,900
-----------------------------------------------------------------------------------------
Salt Lake City (City of); Series 1999
  Unlimited Tax GO
  5.25%, 06/15/09(c)                              --      Aaa        900          942,723
-----------------------------------------------------------------------------------------
Spanish Fork (City of); Series 2000 Electric
  RB (INS-Ambac Assurance Corp.)
  5.00%, 08/15/09(c)(d)                           --      Aaa        630          655,635
-----------------------------------------------------------------------------------------
  5.00%, 08/15/10(c)(d)                           --      Aaa        660          693,145
-----------------------------------------------------------------------------------------
Tooele (County of) School District; Series
  2001 Unlimited Tax GO (CEP-Utah School Bond
  Guaranty) 4.50%, 06/01/11(c)                   AAA      Aaa      1,075        1,111,410
=========================================================================================
                                                                                6,525,773
=========================================================================================

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-0.64%

Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001 Refunding & Improvement
  Hospital RB (INS-ACA Financial Guaranty
  Corp.) 5.13%, 12/01/10(c)(d)                     A       --     $1,315     $  1,338,039
-----------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  Series 1997 I Refunding School Financing RB
  5.25%, 08/01/07(a)(c)                          NRR      NRR         10           10,217
-----------------------------------------------------------------------------------------
  5.25%, 08/01/07(c)                             AA+      Aa1        990        1,011,374
=========================================================================================
                                                                                2,359,630
=========================================================================================

WASHINGTON-10.01%

Energy Northwest (Project #1); Series 2006 A
  Refunding Electric RB
  5.00%, 07/01/15(c)                             AA-      Aaa      1,000        1,065,410
-----------------------------------------------------------------------------------------
  5.00%, 07/01/16(c)                             AA-      Aaa      1,000        1,066,810
-----------------------------------------------------------------------------------------
Energy Northwest (Project #3); Series 2001 A
  Refunding Electric RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/10(c)(d)                          AAA      Aaa      2,000        2,136,680
-----------------------------------------------------------------------------------------
  5.50%, 07/01/11(c)(d)                          AAA      Aaa      7,500        8,111,175
-----------------------------------------------------------------------------------------
Mason (County of) School District #309
  (Shelton); Series 2001 Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 12/01/09(c)(d)                           --      Aaa        675          704,714
-----------------------------------------------------------------------------------------
Seattle (City of); Series 2001 Refunding
  Municipal Light & Power Improvements RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 03/01/11(c)(d)                          AAA      Aaa      3,000        3,203,970
-----------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Series 2000 Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 12/01/08(c)(d)                           --      Aaa        915          955,836
-----------------------------------------------------------------------------------------
Snohomish (County of); Series 2001 Limited
  Tax GO
  5.25%, 12/01/11(c)                              AA      Aa3      2,685        2,868,654
-----------------------------------------------------------------------------------------
Spokane (City of); Series 1999 B Unlimited
  Tax GO
  5.40%, 01/01/10(c)                             AA-       A2      2,075        2,135,880
-----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) (Department of
  Ecology); Series 2001 Refunding COP
  (INS-Ambac Assurance Corp.)
  4.75%, 04/01/11(c)(d)                          AAA      Aaa     $5,310     $  5,479,177
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1); Series 1996 C
  Refunding RB (INS-Ambac Assurance Corp.)
  6.00%, 07/01/09(c)(d)                          AAA      Aaa      5,000        5,331,900
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Series 1997 A
  Refunding RB
  6.00%, 07/01/07(a)(c)                          AAA      Aaa      1,000        1,029,370
-----------------------------------------------------------------------------------------
Washington (State of);
  Series 1999 R-2000A
  Refunding Unlimited Tax GO
  5.50%, 01/01/08(c)                              AA      Aa1      1,135        1,170,389
-----------------------------------------------------------------------------------------
  Series 2001 R-A Refunding Unlimited Tax GO
  5.00%, 09/01/10(c)                              AA      Aa1      1,745        1,831,308
=========================================================================================
                                                                               37,091,273
=========================================================================================

WISCONSIN-2.54%

Fond du Lac (City of) School District; Series
  2000 Refunding Unlimited Tax GO
  5.25%, 04/01/10(a)(b)(c)                       NRR      Aaa      1,000        1,058,130
-----------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Series 2000 Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 03/01/08(c)(d)                           --      Aaa        680          703,059
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB (INS-MBIA Insurance Corp.)
  5.20%, 02/15/07(c)(d)                          AAA      Aaa      2,210        2,238,111
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Thedacare Inc.);
  Series 2005 RB (INS-Ambac Assurance Corp.)
  5.00%, 12/15/13(c)(d)                           --      Aaa        550          581,977
-----------------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND

                                                                 PRINCIPAL
                                                  RATINGS+        AMOUNT
                                                S&P    MOODY'S     (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of);
  Series 1993 2 Refunding Unlimited Tax GO
  5.13%, 11/01/11(c)                             AA-      Aa3     $2,000     $  2,127,760
-----------------------------------------------------------------------------------------
  Series 1999 C Unlimited Tax GO
  5.75%, 05/01/10(c)                             AA-      Aa3      2,500        2,685,175
=========================================================================================
                                                                                9,394,212
=========================================================================================
TOTAL INVESTMENTS-100.88% (Cost $363,574,165)                                 373,721,775
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.88)%                                          (3,257,298)
=========================================================================================
NET ASSETS-100.00%                                                           $370,464,477
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

BAN  - Bond Anticipation Note
CEP  - Credit Enhancement Provider
COP  - Certificates of Participation
GO   - General Obligation Bonds
INS  - Insurer
LOC  - Letter of Credit

NRR   - Not Re-Rated
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated.
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(+) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's
    Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(a) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(b) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $364,426,775, which represented 98.37% of the Fund's Net Assets. See
    Note 1A.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2006 represented 0.32% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $363,574,165)      $373,721,775
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  481,538
-----------------------------------------------------------
  Interest                                        4,815,723
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               65,314
-----------------------------------------------------------
Other assets                                         18,937
===========================================================
    Total assets                                379,103,287
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,923,218
-----------------------------------------------------------
  Fund shares reacquired                          1,117,255
-----------------------------------------------------------
  Dividends                                         449,371
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 94,374
-----------------------------------------------------------
Accrued distribution fees                            26,309
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,820
-----------------------------------------------------------
Accrued operating expenses                           23,463
===========================================================
    Total liabilities                             8,638,810
===========================================================
Net assets applicable to shares outstanding    $370,464,477
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $359,676,685
-----------------------------------------------------------
Undistributed net investment income                 647,869
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (7,687)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities                                     10,147,610
===========================================================
                                               $370,464,477
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $194,526,474
___________________________________________________________
===========================================================
Class A3                                       $128,945,519
___________________________________________________________
===========================================================
Institutional Class                            $ 46,992,484
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,810,413
___________________________________________________________
===========================================================
Class A3                                         11,804,119
___________________________________________________________
===========================================================
Institutional Class                               4,303,970
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.92
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.92 divided by
      99.00%)                                  $      11.03
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.92
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.92
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $17,346,334
=========================================================================

EXPENSES:

Advisory fees                                                   1,127,122
-------------------------------------------------------------------------
Administrative services fees                                      106,413
-------------------------------------------------------------------------
Custodian fees                                                     15,996
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     300,397
-------------------------------------------------------------------------
Transfer agent fees -- A and A3                                   156,715
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,227
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          28,173
-------------------------------------------------------------------------
Other                                                             256,241
=========================================================================
    Total expenses                                              1,992,284
=========================================================================
Less: Expenses reimbursed and expense offset arrangements         (16,741)
=========================================================================
    Net expenses                                                1,975,543
=========================================================================
Net investment income                                          15,370,791
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities                (7,589)
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (8,713,679)
=========================================================================
Net gain (loss) from investment securities                     (8,721,268)
=========================================================================
Net increase in net assets resulting from operations          $ 6,649,523
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 15,370,791    $  16,685,135
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                 (7,589)       1,705,196
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (8,713,679)     (19,461,479)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  6,649,523       (1,071,148)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (10,063,891)     (12,789,127)
-------------------------------------------------------------------------------------------
  Class A3                                                      (4,597,512)      (3,993,534)
-------------------------------------------------------------------------------------------
  Institutional Class                                           (1,848,410)        (229,601)
===========================================================================================
    Decrease in net assets resulting from distributions        (16,509,813)     (17,012,262)
===========================================================================================
Share transactions-net:
  Class A                                                      (46,750,295)    (130,756,619)
-------------------------------------------------------------------------------------------
  Class A3                                                      34,334,113          865,686
-------------------------------------------------------------------------------------------
  Institutional Class                                           15,365,238       33,135,524
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          2,949,056      (96,755,409)
===========================================================================================
    Net increase (decrease) in net assets                       (6,911,234)    (114,838,819)
===========================================================================================

NET ASSETS:

  Beginning of year                                            377,375,711      492,214,530
===========================================================================================
  End of year (including undistributed net investment income
    of $647,869 and $1,786,891, respectively)                 $370,464,477    $ 377,375,711
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM TAX-FREE INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to generate as a high a level of tax-exempt income as is consistent with preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM TAX-FREE INTERMEDIATE FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

                                                              ANNUAL
AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.30%
--------------------------------------------------------------------
Over $500 million up to and including $1 billion              0.25%
--------------------------------------------------------------------
Over $1 billion                                               0.20%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,973.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $106,413.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended March 31, 2006, the Fund paid AISI $156,715 for Class A and Class A3 shares and $1,227 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A3 shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended March 31, 2006, the Class A3 shares paid $300,397.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2006, ADI advised the Fund that it retained $2,109 in front-end sales commissions from the sale of Class A shares and $932 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,768.

AIM TAX-FREE INTERMEDIATE FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $5,160 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $16,509,813    $17,012,262
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income -- tax exempt                     $    724,683
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            10,147,610
----------------------------------------------------------------------------
Temporary book/tax differences                                       (76,814)
----------------------------------------------------------------------------
Capital loss carryforward                                             (7,687)
----------------------------------------------------------------------------
Shares of beneficial interest                                    359,676,685
============================================================================
Total net assets                                                $370,464,477
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM TAX-FREE INTERMEDIATE FUND


    The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2010                                                     $   98
-----------------------------------------------------------------------------
March 31, 2014                                                      7,589
=============================================================================
Total capital loss carryforward                                    $7,687
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2006 was $44,668,894 and $32,480,761, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $10,330,289
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (182,679)
===============================================================================
Net unrealized appreciation of investment securities              $10,147,610
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. At the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC.

                                             Changes in Shares Outstanding
------------------------------------------------------------------------------------------------------------------------
                                                                                 Year ended March 31,
                                                              ----------------------------------------------------------
                                                                       2006(a)                          2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        743,535    $  8,275,792      1,022,058    $  11,670,866
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     7,121,674      79,126,007      6,308,499       72,009,554
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       1,817,804      20,221,931      2,935,137       33,260,815
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        515,018       5,727,204        688,784        7,856,509
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       366,495       4,067,670        253,758        2,891,752
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          10,939         119,563             25              288
========================================================================================================================
Reacquired:
  Class A                                                     (5,469,192)    (60,753,291)   (13,126,884)    (150,283,994)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (4,393,205)    (48,859,564)    (6,521,503)     (74,035,620)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (448,837)     (4,976,256)       (11,098)        (125,579)
========================================================================================================================
                                                                 264,231    $  2,949,056     (8,451,224)   $ (96,755,409)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Institutional Class shares commenced sales on July 30, 2004.

AIM TAX-FREE INTERMEDIATE FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------------
                                                                2006           2005            2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.21       $  11.69        $  11.70    $  11.06    $  11.17
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.47           0.49            0.47(a)     0.48        0.45
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.26)         (0.49)          (0.01)       0.60       (0.12)
=============================================================================================================================
    Total from investment operations                              0.21          (0.00)           0.46        1.08        0.33
=============================================================================================================================
Less distributions from net investment income                    (0.50)         (0.48)          (0.47)      (0.44)      (0.44)
=============================================================================================================================
Net asset value, end of period                                $  10.92       $  11.21        $  11.69    $  11.70    $  11.06
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   1.87%         (0.01)%          4.04%       9.86%       2.99%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $194,526       $246,946        $390,903    $539,679    $678,800
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           0.46%(c)       0.43%(d)        0.42%       0.38%       0.38%
=============================================================================================================================
Ratio of net investment income to average net assets              4.16%(c)       4.09%           3.98%       4.10%       4.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              9%             4%              6%          7%         58%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $224,727,194.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.44% for the year ended March 31, 2005.


                                                                                       CLASS A3
                                                              ----------------------------------------------------------
                                                                                                        OCTOBER 31, 2002
                                                                                                          (DATE SALES
                                                                       YEAR ENDED MARCH 31,              COMMENCED) TO
                                                              --------------------------------------       MARCH 31,
                                                                2006          2005            2004            2003
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.21       $ 11.69        $  11.70        $ 11.59
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.42          0.43            0.43(a)        0.18
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)        (0.47)          (0.01)          0.10
========================================================================================================================
    Total from investment operations                              0.18         (0.04)           0.42           0.28
========================================================================================================================
Less distributions from net investment income                    (0.47)        (0.44)          (0.43)         (0.17)
========================================================================================================================
Net asset value, end of period                                $  10.92       $ 11.21        $  11.69        $ 11.70
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   1.57%        (0.37)%          3.67%          2.47%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $128,946       $97,651        $101,312        $29,320
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           0.73%(c)      0.78%(d)        0.77%          0.73%(e)
========================================================================================================================
Ratio of net investment income to average net assets              3.89%(c)      3.74%           3.63%          3.75%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                           9%            4%              6%             7%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $110,088,596.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.79% for the year ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM TAX-FREE INTERMEDIATE FUND


                                                                   INSTITUTIONAL CLASS
                                                              ------------------------------
                                                                               JULY 30, 2004
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               MARCH 31,         MARCH 31,
                                                                 2006              2005
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.21            $ 11.40
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.45               0.32(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)             (0.19)
============================================================================================
    Total from investment operations                              0.21               0.13
============================================================================================
Less distributions from net investment income                    (0.50)             (0.32)
============================================================================================
Net asset value, end of period                                 $ 10.92            $ 11.21
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   1.91%              1.13%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $46,992            $32,779
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           0.41%(c)           0.42%(d)(e)
============================================================================================
Ratio of net investment income to average net assets              4.21%(c)           4.10%(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                           9%                 4%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $40,891,539.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.43% (annualized) for the period ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM TAX-FREE INTERMEDIATE FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


  - that the defendants permitted improper market timing and related activity in the AIM Funds;


  - that certain AIM Funds inadequately employed fair value pricing;


  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and


  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.


  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TAX-FREE INTERMEDIATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM Tax-Free Intermediate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund, (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

AIM TAX-FREE INTERMEDIATE FUND

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during fiscal year ended March 31, 2006.

  AIM Tax Free Intermediate Fund paid ordinary dividends in the amount of $0.4986 per Class A share, $0.4650 per Class A3 share and $0.5020 per Institutional Class share during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

  For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Statement of Tax-Exempt Dividends.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006 are 99.95%, 99.89%, 99.99% and 99.92%, respectively.

AIM TAX-FREE INTERMEDIATE FUND

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President

                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM TAX-FREE INTERMEDIATE FUND

As of March 31, 2006



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                          HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer     N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON Advisers,
                                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of
                                                  Compliance, ALPS Mutual Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President, Secretary   N/A
   Senior Vice President, Chief                   and General Counsel, A I M Management
   Legal Officer and Secretary                    Group Inc. (financial services holding
                                                  company) and A I M Advisors, Inc.;
                                                  Director and Vice President, INVESCO
                                                  Distributors, Inc.; Vice President, A I M
                                                  Capital Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer, Senior
                                                  Vice President, General Counsel, and
                                                  Secretary, Liberty Ridge Capital, Inc. (an
                                                  investment adviser); Vice President and
                                                  Secretary, PBHG Funds (an investment
                                                  company); Vice President and Secretary,
                                                  PBHG Insurance Series Fund (an investment
                                                  company); General Counsel and Secretary,
                                                  Pilgrim Baxter Value Investors (an
                                                  investment adviser); Chief Operating
                                                  Officer, General Counsel and Secretary,
                                                  Old Mutual Investment Partners (a broker-
                                                  dealer); General Counsel and Secretary,
                                                  Old Mutual Fund Services (an
                                                  administrator); General Counsel and
                                                  Secretary, Old Mutual Shareholder Services
                                                  (a shareholder servicing center);
                                                  Executive Vice President, General Counsel
                                                  and Secretary, Old Mutual Capital, Inc.
                                                  (an investment adviser); and Vice
                                                  President and Secretary, Old Mutual
                                                  Advisors Funds (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP PLC;    N/A
   Vice President                                 and Vice President of the AIM Family of
                                                  Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial services
                                                  holding company); Senior Vice President
                                                  and Chief Compliance Officer, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds; Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Vice
                                                  President, AIM Investment Services, Inc.
                                                  and Fund Management Company; and Senior
                                                  Vice President and Compliance Director,
                                                  Delaware Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General Counsel,
   Vice President                                 AMVESCAP PLC; and Vice President of the
                                                  AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President, Secretary
                                                  and General Counsel, A I M Management
                                                  Group Inc. (financial services holding
                                                  company) and A I M Advisors, Inc.;
                                                  Director and Vice President, INVESCO
                                                  Distributors, Inc.; Senior Vice President,
                                                  A I M Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds; and
                                                  Senior Vice President, Chief Legal Officer
                                                  and General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M     N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the AIM
   Treasurer                                      Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief Investment   N/A
   Vice President                                 Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc.; Executive
                                                  Vice President, A I M Management Group
                                                  Inc. and Vice President of the AIM Family
                                                  of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993           Director of Cash Management, Managing        N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management      N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M Advisors,
                                                  Inc.; Chief Compliance Officer of the AIM
                                                  Family of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment Group,
                                                  Inc.; Chief Compliance Officer and Deputy
                                                  General Counsel, AIG-SunAmerica Asset
                                                  Management; and Chief Compliance Officer,
                                                  Chief Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

  DOMESTIC EQUITY                                 SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                            DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
    INTERNATIONAL/GLOBAL EQUITY              Premier U.S.Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               =======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Growth Fund                THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Small Company Fund(1)      ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             =======================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $411 billion in assets under management. Data as of March 31, 2006.

AIMinvestments.com               TFI-AR-1               A I M Distributors, Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management              --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Registrant's Audit Committee appointed PricewaterhouseCoopers LLP ("PWC") as the Registrant's principal independent registered public accounting firm for the fiscal year 2006. Such appointment was ratified and approved by the independent trustees of the Registrant's Board of Trustees. For the fiscal year ended 2005, Ernst & Young LLP ("E&Y") served as the Registrant's principal registered public accounting firm.

     The information set forth below for the 2006 fiscal year relates to fees billed by PWC. The information set forth below for the 2005 fiscal year relates to fees billed by E&Y.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

     PWC (for 2006) and E&Y (for 2005) billed the Registrant aggregate fees for services rendered to the Registrant as follows:

                                                 Percentage of Fees
                                                       Billed
                                                    Applicable to
                                                      Non-Audit
                                                  Services Provided
                                                         for
                                                     fiscal year                                    Percentage of Fees Billed
                        Fees Billed by PWC for        end 2006          Fees Billed by E&Y for       Applicable to Non-Audit
                       Services Rendered to the      Pursuant to     Services Rendered to certain     Services Provided for
                         Registrant's series          Waiver of        of the Registrant series       fiscal year end 2005
                        portfolios for fiscal       Pre-Approval      portfolios for fiscal year      Pursuant to Waiver of
                            year end 2006          Requirement(1)              end 2005            Pre-Approval Requirement(1)
                       ------------------------  ------------------  ----------------------------  ---------------------------
Audit Fees                      $84,103                  N/A                   $ 91,758                        N/A
Audit-Related Fees(2)           $     0                    0%                  $  6,800                          0%
Tax Fees(3)                     $14,460                    0%                  $  7,839                          0%
All Other Fees(4)               $     0                    0%                  $    226                          0%
                                -------                                        --------
Total Fees                      $98,563                    0%                  $106,623                          0%

PWC billed the Registrant aggregate non-audit fees of $14,460 for the fiscal year ended 2006 for non-audit services rendered to the Registrant. E&Y billed the Registrant aggregate non-audit fees of $14,865 for the fiscal year ended 2005 for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related Fees for the fiscal year ended March 31, 2005 includes fees billed for consultation services.

(3) Tax Fees for the fiscal year end March 31, 2006 includes fees billed for reviewing tax returns. Tax fees for fiscal year end March 31, 2005 includes fees billed for reviewing tax returns.

(4) All Other Fees for fiscal year ended March 31, 2005 includes fees billed for access to an accounting and regulatory research tool.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

     PWC (for 2006) and E&Y (for 2005) billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                                                                                    Fees Billed by
                                                                                        E&Y for
                                                                                  Non-Audit Services
                                                                                       Rendered
                          Fees Billed by PWC for                                    to AIM and AIM
                       Non-Audit Services Rendered                                  Affiliates for
                        to AIM and AIM Affiliates     Percentage of Fees Billed       fiscal year       Percentage of Fees Billed
                         for fiscal year end 2006      Applicable to Non-Audit       end 2005 That       Applicable to Non-Audit
                            That Were Required      Services Provided for fiscal     Were Required     Services Provided for fiscal
                            to be Pre-Approved        year end 2006 Pursuant to   to be Pre-Approved    year end 2005 Pursuant to
                           by the Registrant's         Waiver of Pre-Approval     by the Registrant's     Waiver of Pre-Approval
                             Audit Committee               Requirement(1)           Audit Committee           Requirement(1)
                       ---------------------------  ----------------------------  -------------------  ----------------------------
Audit-Related Fees(2)               $0                          0%                      $220,115                    0%
Tax Fees                            $0                          0%                      $      0                    0%
All Other Fees                      $0                          0%                      $      0                    0%
                                   ---                                                  --------
Total Fees(3)                       $0                          0%                      $220,115                    0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related fees for the fiscal year ended March 31, 2005 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent.

(3) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and E&Y billed AIM and AIM Affiliates aggregate non-audit fees of $302,621 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005

I.   STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.  DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.  NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.   PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.  PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 1, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 1, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 1, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.